                                                           File Nos. 333-16929
                                                                     811-07947

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                      FORM N-4

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-effective Amendment No. 3


          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  Amendment No. 4

                            FULCRUM SEPARATE ACCOUNT OF
                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Exact Name of Trust)

                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                 440 Lincoln Street
                                Worcester, MA 01653
                                   (508) 855-1000
                (Registrant's telephone number including area code)

                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                    Abigail M. Armstrong, Secretary and Counsel
                                 440 Lincoln Street
                                Worcester, MA 01653
                  (Name and complete address of agent for service)


               It is proposed that this filing will become effective:

                 immediately upon filing pursuant to paragraph (b) of Rule 485
          -----
            X    on November 2, 1998 pursuant to paragraph (b) of Rule 485
          -----
                 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          -----
                 on (date) pursuant to paragraph (a)(1) of Rule 485
          -----
                 this post-effective amendment designates a new effective date
          -----  for a previously filed post-effective amendment

                              VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1997 was filed on March 27, 1998.

         CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES A AND B OF
                            ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.        CAPTION IN PROSPECTUSES A AND B
-----------------        -------------------------------

1 . . . . . . . . . . . .Cover Page

2 . . . . . . . . . . . .Special Terms

3 . . . . . . . . . . . .Summary; Annual and Transaction Expenses

4 . . . . . . . . . . . .Condensed Financial Information; Performance
                         Information

5 . . . . . . . . . . . . May 1, 1998 Prospectus:
                          Description of the Company, the Variable Account the Palladian-SM- Trust and Allmerica
                          Investment Trust

                          September 1, 1998 Prospectus:
                          Description of the Company, the Variable Account and the Underlying Funds

6 . . . . . . . . . . . .Charges and Deductions

7 . . . . . . . . . . . .Description of the Contract

8 . . . . . . . . . . . .Electing the Form of Annuity and the Annuity Date;
                         Description of Variable Annuity Payout Options; Annuity Benefit Payments

9 . . . . . . . . . . . .Death Benefit

10. . . . . . . . . . . .Payments; Computation of Values; Distribution

11. . . . . . . . . . . .Surrender; Withdrawals; Charge for Surrender and
                         Withdrawals; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12. . . . . . . . . . . .Federal Tax Considerations

13. . . . . . . . . . . .Legal Matters

14. . . . . . . . . . . .Statement of Additional Information-Table of Contents

FORM N-4 ITEM NO         CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
----------------         ----------------------------------------------

15. . . . . . . . . . . .Cover Page

16. . . . . . . . . . . .Table of Contents

17. . . . . . . . . . . .General Information and History

18. . . . . . . . . . . .Services

19. . . . . . . . . . . .Underwriters

20. . . . . . . . . . . .Underwriters

21. . . . . . . . . . . .Performance Information

22. . . . . . . . . . . .Annuity Benefit Payments

23. . . . . . . . . . . .Financial Statements

                              FULCRUM SEPARATE ACCOUNT
                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                 SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 1, 1998

                                        ***
Effective November 2, 1998, one additional Sub-Account will be available under the Contract. The Sub-Account will invest exclusively in shares of the PBHG Select 20 Portfolio of the PBHG Insurance Series Fund, Inc. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

The following is added to the list of investment portfolios under the second paragraph of page 1 of the Prospectus:

PBHG INSURANCE SERIES FUND, INC.
PBHG Select 20 Portfolio

The fourth paragraph on page 1 of the Prospectus is revised as follows:

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF THE FULCRUM TRUST, ALLMERICA INVESTMENT TRUST, AIM VARIABLE INSURANCE FUNDS, INC., DELAWARE GROUP PREMIUM FUND, INC., LAZARD RETIREMENT SERIES, INC., MFS-Registered Trademark- VARIABLE INSURANCE TRUST-SM-, OPPENHEIMER VARIABLE ACCOUNT FUNDS AND PBHG INSURANCE SERIES FUND, INC. THE STRATEGIC INCOME PORTFOLIO MAY INVEST IN HIGHER YIELDING, LOWER RATED DEBT SECURITIES (SEE "INVESTMENT OBJECTIVES AND POLICIES"). INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

The definition of "SUB-ACCOUNT" on page 5 of the Prospectus is amended to include the new portfolio as follows:

SUB-ACCOUNT: a subdivision of the Variable Account. Each Sub-Account available under the Contract invests exclusively in the shares of a corresponding portfolio of The Fulcrum Trust (formerly The Palladian-SM- Trust) ("Fulcrum"), a corresponding fund of Allmerica Investment Trust (the "Trust"), a corresponding fund of AIM Variable Insurance Funds, Inc., ("AVIF"), a corresponding series of Delaware Group Premium Fund, Inc. ("DGPF"), a corresponding portfolio of Lazard Retirement Series, Inc. ("Lazard"), a corresponding series of MFS-Registered Trademark- Variable Insurance Trust-SM- (the "MFS Trust"), a corresponding fund of Oppenheimer Variable Account Funds ("Oppenheimer"), or a corresponding portfolio of PBHG Insurance Series Fund, Inc. ("PBHG").

The definition of "UNDERLYING FUNDS (OR FUNDS)" on pages 5 and 6 of the Prospectus is revised to add "PBHG Select 20 Portfolio of PBHG" at the end of the paragraph.

The number "fourteen" is changed to "fifteen" in the second sentence under "WHAT ARE MY INVESTMENT CHOICES?" on page 8 of the Prospectus and the following is added as the seventh Fund in the second sentence:

-    PBHG Select 20 Portfolio
     Managed by Pilgrim Baxter & Associates, Ltd.

The following is added to the list after the International Growth Portfolio in the first paragraph under "WHO ARE THE INVESTMENT ADVISERS?" on page 10 of the Prospectus.

PBHG Select 20 Portfolio      Pilgrim Baxter & Associates, Ltd.

The following information on the PBHG Select 20 Portfolio is added to the UNDERLYING FUND EXPENSES table on page 14 of the Prospectus:

PBHG Select 20 Portfolio...................      0.85%     0.35%     1.20%(12)


(12) Because the financial statements for the PBHG Select 20 Portfolio reflect operating results for a period of less than 10 months, Other Expenses is based on estimated amounts for the current fiscal year ending December 31, 1998. The adviser to PBHG Select 20 Portfolio has agreed to waive or limit the management fees or to assume other expenses of the portfolio to the extent necessary to limit the Total Fund Expenses to not more than 1.20% of the average daily net assets of the portfolio through December 31, 1998. Absent such fee waivers/expense reimbursements, the Management Fees, Other Expenses and Total Fund Expenses for the PBHG Select 20 Portfolio are expected to be 0.85%, 0.37% and 1.22%, respectively.

The following cumulative expense information is added to Examples 1 and 2 on page 16 of the Prospectus:

(1)
     FUND                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
     ----                                    ------  -------  -------  --------
     PBHG SELECT 20 PORTFOLIO...............   $88     $129     $171     $302
(2)

     FUND                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
     ----                                    ------  -------  -------  --------
     PBHG SELECT 20 PORTFOLIO...............   $27     $84      $143     $302

The paragraph following the table under "CONDENSED FINANCIAL INFORMATION" on page 21 of the Prospectus is amended to read as follows:

No information is available for the Sub-Accounts investing in the Oppenheimer Aggressive Growth Fund, MFS Emerging Growth Series, Small Cap Value Series, Lazard Retirement International Equity Portfolio, PBHG Select 20 Portfolio, AIM V.I. Value Fund, MFS Growth With Income Series, Oppenheimer Growth & Income Fund and Delaware Series, as these Sub-Accounts did not commence operations until on or after September 1, 1998.

The following summary of PBHG Insurance Series Fund, Inc. is inserted as the last paragraph under "DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT AND THE UNDERLYING FUNDS" on page 26 of the Prospectus:

PBHG INSURANCE SERIES FUND, INC. PBHG Insurance Series Fund, Inc. ("PBHG") is an open-end, management investment company registered with the SEC under the 1940 Act, which was incorporated in Maryland in 1997. Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for the PBHG Select 20 Portfolio. Pilgrim Baxter is a professional investment management firm and registered investment adviser that, along with its predecessors, has been in business since 1982. Pilgrim Baxter currently has discretionary management authority with respect to over $11 billion in assets and provides advisory services to pension and profit-sharing plans, charitable institutions, corporations, trusts, and other investment companies. The principal business address of Pilgrim Baxter is 825 Duportail Road, Wayne, Pennsylvania 19087.

The following summary of the investment objective and policies of the PBHG Select 20 Portfolio is inserted as the seventh summary under "INVESTMENT OBJECTIVES AND POLICIES" on page 27 of the Prospectus:

PBHG SELECT 20 PORTFOLIO-seeks long-term growth of capital. The portfolio invests primarily in equity securities of a limited number of larger capitalization companies (no more than 20 issuers) that, in Pilgrim Baxter's opinion, have a strong earnings growth outlook and potential for capital appreciation.

The first paragraph under "CHARGES AND DEDUCTIONS" on page 37 of the Prospectus is revised in its entirety to read as follows:

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Funds are described in the prospectuses and SAIs of Fulcrum, the Trust, AVIF, DGPF, Lazard, the MFS Trust, Oppenheimer and PBHG.

The last paragraph titled "OTHER CHARGES" under "A. VARIABLE ACCOUNT DEDUCTIONS" on pages 37 and 38 of the Prospectus is revised in its entirety as follows:

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Funds. The prospectuses and SAIs of Fulcrum, the Trust, AVIF, DGPF, Lazard, the MFS Trust, Oppenheimer and PBHG contain additional information concerning expenses of the Funds.

"PBHG" is added after "Oppenheimer" in the fifth sentence of the third paragraph under "ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS" on page 48 of the Prospectus




Supplement Dated November 2, 1998

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS
         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS

This Prospectus describes interests under flexible payment deferred variable and fixed annuity contracts, known as the Fulcrum Fund Variable Annuity Contracts, which are issued either on a group basis or as individual contracts by First Allmerica Financial Life Insurance Company ("Company") to individuals and businesses in connection with retirement plans which may or may not qualify for special federal income tax treatment. (For information about the tax status when used with a particular type of plan, see "FEDERAL TAX CONSIDERATIONS.") Participation in a group contract will be accounted for by the issuance of a certificate describing the individual's interest under the group contract. Participation in an individual contract will be evidenced by the issuance of an individual contract. Certificates and individual contracts are referred to collectively herein as the "Contract(s)." The following is a summary of information about these Contracts. More detailed information can be found under the referenced captions in this Prospectus.

Contract values may accumulate on a variable basis in the Contract's Variable Account, known as the Fulcrum Separate Account. The assets of the Variable Account are divided into Sub-Accounts, each investing exclusively in shares of one of the following investment portfolios:

THE FULCRUM TRUST                          DELAWARE GROUP PREMIUM FUND, INC.
Global Interactive/Telecomm Portfolio      Small Cap Value Series
International Growth Portfolio             Delaware Series
Growth Portfolio                           LAZARD RETIREMENT SERIES, INC.
Value Portfolio                            Lazard Retirement International Equity
Strategic Income Portfolio                 Portfolio
ALLMERICA INVESTMENT TRUST                 MFS-Registered Trademark- VARIABLE INSURANCE
Money Market Fund                          TRUST-SM-
AIM VARIABLE INSURANCE FUNDS, INC.         MFS-Registered Trademark- Emerging Growth
AIM V.I. Value Fund                        Series
                                           MFS-Registered Trademark- Growth With Income
                                           Series
                                           OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                           Oppenheimer Aggressive Growth Fund
                                           Oppenheimer Growth & Income Fund

Additional information is contained in a Statement of Additional Information ("SAI") dated September 1, 1998 filed with the Securities and Exchange Commission ("SEC") and incorporated herein by reference. The Table of Contents of the SAI is on page 4 of this Prospectus. The SAI is available upon request and without charge through Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, Telephone 800-917-1909.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF THE FULCRUM TRUST, ALLMERICA INVESTMENT TRUST, AIM VARIABLE INSURANCE FUNDS, INC., DELAWARE GROUP PREMIUM FUND, INC., LAZARD RETIREMENT SERIES, INC., MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- AND OPPENHEIMER VARIABLE ACCOUNT FUNDS. THE STRATEGIC INCOME PORTFOLIO MAY INVEST IN HIGHER YIELDING, LOWER RATED DEBT SECURITIES (SEE "INVESTMENT OBJECTIVES AND POLICIES"). INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

                            DATED SEPTEMBER 1, 1998
                    440 LINCOLN STREET, WORCESTER, MA 01653
                                 (508) 855-1000

In most jurisdictions, values also may be allocated on a fixed basis to the Fixed Account, which is part of the Company's General Account, and, during the accumulation period, to one or more of the Guarantee Period Accounts. Amounts allocated to the Fixed Account earn interest at a guaranteed rate for one year from the date allocated. Amounts allocated to a Guarantee Period Account earn a fixed rate of interest for the duration of the applicable Guarantee Period. The interest earned is guaranteed if held for the entire Guarantee Period. If removed prior to the end of the Guarantee Period, the value may be increased or decreased by a Market Value Adjustment. Amounts allocated to the Guarantee Period Accounts in the accumulation phase are held in the Company's Separate Account GPA.

THE CONTRACTS ARE OBLIGATIONS OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY AND ARE DISTRIBUTED BY ALLMERICA INVESTMENTS, INC. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT UNION. THE CONTRACTS ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO VARIOUS RISKS, INCLUDING THE FLUCTUATION OF VALUE AND POSSIBLE LOSS OF PRINCIPAL.

THE CONTRACTS OFFERED BY THIS PROSPECTUS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                               TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS......................    4
SPECIAL TERMS..............................................................    5
SUMMARY....................................................................    7
ANNUAL AND TRANSACTION EXPENSES............................................   13
CONDENSED FINANCIAL INFORMATION............................................   21
PERFORMANCE INFORMATION....................................................   22
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
 AND THE UNDERLYING FUNDS..................................................   23
INVESTMENT OBJECTIVES AND POLICIES.........................................   26
DESCRIPTION OF THE CONTRACT................................................   27
  A.  Payments.............................................................   27
  B.  Right to Revoke Contract.............................................   28
  C.  Transfer Privilege...................................................   28
            Automatic Transfers and Automatic Account Rebalancing
              Options......................................................   29
  D.  Surrender............................................................   29
  E.  Withdrawals..........................................................   30
            Systematic Withdrawals.........................................   30
            Life Expectancy Distributions..................................   31
  F.  Death Benefit........................................................   31
            Death of the Annuitant Prior to the Annuity Date...............   31
            Death of an Owner Who is Not Also the Annuitant Prior to the
              Annuity Date.................................................   32
            Payment of the Death Benefit Prior to the Annuity Date.........   32
            Death of the Annuitant On or After the Annuity Date............   32
  G.  The Spouse of the Owner as Beneficiary...............................   32
  H.  Assignment...........................................................   33
  I.  Electing the Form of Annuity and the Annuity Date....................   33
  J.  Description of Variable Annuity Payout Options.......................   34
  K.  Annuity Benefit Payments.............................................   35
            The Annuity Unit...............................................   35
            Determination of the First and Subsequent Annuity Benefit
              Payments.....................................................   35
  L.  NORRIS Decision......................................................   36
  M. Computation of Values.................................................   36
            The Accumulation Unit..........................................   36
            Net Investment Factor..........................................   36
CHARGES AND DEDUCTIONS.....................................................   37
  A.  Variable Account Deductions..........................................   37
            Mortality and Expense Risk Charge..............................   37
            Administrative Expense Charge..................................   37
            Other Charges..................................................   37
  B.  Contract Fee.........................................................   38
  C.  Premium Taxes........................................................   38
  D.  Contingent Deferred Sales Charge.....................................   38
            Charge for Surrender and Withdrawals...........................   39
            Reduction or Elimination of Withdrawal Charge..................   39
            Withdrawal Without Surrender Charge............................   40
            Surrenders.....................................................   41
            Charge at the Time Annuity Benefit Payments Begin..............   41
  E.  Transfer Charge......................................................   42

GUARANTEE PERIOD ACCOUNTS..................................................   42
FEDERAL TAX CONSIDERATIONS.................................................   44
  A.  Qualified and Non-Qualified Contracts................................   44
  B.  Taxation of the Contracts in General.................................   45
            Withdrawals Prior to Annuitization.............................   45
            Annuity Payouts After Annuitization............................   45
            Penalty on Distribution........................................   45
            Assignments or Transfers.......................................   45
            Non-Natural Owners.............................................   46
            Deferred Compensation Plans of State and Local Governments and
              Tax-Exempt Organizations.....................................   46
  C.  Tax Withholding......................................................   46
  D.  Provisions Applicable to Qualified Employer Plans....................   46
            Corporate and Self-Employed Pension and Profit Sharing Plans...   46
            Individual Retirement Annuities................................   47
            Tax-Sheltered Annuities........................................   47
            Texas Optional Retirement Program..............................   47
REPORTS....................................................................   47
LOANS (QUALIFIED CONTRACTS ONLY)...........................................   47
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS..........................   48
CHANGES TO COMPLY WITH LAW AND AMENDMENTS..................................   49
VOTING RIGHTS..............................................................   49
DISTRIBUTION...............................................................   49
LEGAL MATTERS..............................................................   50
FURTHER INFORMATION........................................................   50
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.....................  A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT............  B-1

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY............................................    2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY.............    3
SERVICES...................................................................    3
UNDERWRITERS...............................................................    3
ANNUITY BENEFIT PAYMENTS...................................................    4
EXCHANGE OFFER.............................................................    6
PERFORMANCE INFORMATION....................................................    7
TAX-DEFERRED ACCUMULATION..................................................   12
FINANCIAL STATEMENTS.......................................................  F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the sum of the value of all Accumulation Units in the Sub-Accounts and of the value of all accumulations in the Fixed Account and Guarantee Period Accounts then credited to the Contract, on any date before the Annuity Date.

ACCUMULATION UNIT: a measure of the Owner's interest in a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin.

ANNUITY UNIT: a measure of the value of the periodic annuity benefit payments under the Contract.

FIXED ACCOUNT: the part of the Company's General Account that guarantees principal and a fixed minimum interest rate and to which all or a portion of a payment or transfer under this Contract may be allocated.

FIXED ANNUITY PAYOUT: an Annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period and is supported by assets in a non-unitized separate account.

GUARANTEED INTEREST RATE: the annual effective rate of interest after daily compounding credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER: the person, persons or entity entitled to exercise the rights and privileges under the Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account. Each Sub-Account available under the Contract invests exclusively in the shares of a corresponding portfolio of The Fulcrum Trust (formerly The Palladian-SM- Trust) ("Fulcrum"), a corresponding fund of Allmerica Investment Trust (the "Trust"), a corresponding fund of AIM Variable Insurance Funds, Inc., ("AVIF"), a corresponding series of Delaware Group Premium Fund, Inc. ("DGPF"), a corresponding portfolio of Lazard Retirement Series, Inc. ("Lazard"), a corresponding series of MFS-Registered Trademark- Variable Insurance Trust-SM- (the "MFS Trust"), or a corresponding fund of Oppenheimer Variable Account Funds ("Oppenheimer").

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any Contract fee, contingent deferred sales charge, and Market Value Adjustment.

UNDERLYING FUNDS (OR FUNDS): Value Portfolio, Growth Portfolio, International Growth Portfolio, Strategic Income Portfolio (formerly the Global Strategic Income Portfolio), and Global Interactive/Telecomm Portfolio of The Fulcrum Trust; Money Market Fund of Allmerica Investment Trust; AIM V.I. Value Fund of AVIF; Delaware Series and Small Cap Value Series of DGPF; Lazard Retirement International Equity Portfolio of

Lazard; MFS Emerging Growth Series and MFS Growth With Income Series of the MFS Trust; and Oppenheimer Aggressive Growth Fund and Oppenheimer Growth & Income Fund of Oppenheimer.

VALUATION DATE: a day on which the net asset value of the shares of any of the Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal, or surrender of a Contract was received) when there is a sufficient degree of trading in a Fund's portfolio securities such that the current net asset value of the Sub-Accounts may be materially affected.

VARIABLE ACCOUNT: the Fulcrum Account, one of the Company's Separate Accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an Annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Funds.

                                    SUMMARY

WHAT IS THE FULCRUM FUND VARIABLE ANNUITY?

The Fulcrum Fund Variable Annuity contract is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

- a customized investment portfolio

- experienced professional investment advisers who are paid on an incentive fee basis

- tax deferral on earnings

- guarantees that can protect your family during the accumulation phase

- income that can be guaranteed for life

- issue age up to your 90th birthday

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, your initial payment and any additional payments you choose to make may be allocated among the Sub-Accounts investing in the portfolios of securities (the "Underlying Funds"), to the Guarantee Period Accounts, and to the Fixed Account. You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. The Contract's Accumulated Value is based on the investment performance of the Funds and any accumulations in the Guarantee Period and Fixed Accounts. No income taxes are paid on any earnings under the Contract unless and until Accumulated Values are withdrawn. In addition, during the accumulation phase, the beneficiaries receive certain protections and guarantees in the event of the Annuitant's death. See discussion below: "WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?"

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

- periodic payments for your lifetime (assuming you are the Annuitant);

- periodic payments for your life and the life of another person selected by you;

- periodic payments for your lifetime with guaranteed payments continuing to the beneficiary for ten years in the event that you die before the end of ten years;

- periodic payments over a specified number of years (1 to 30); under this option you may reserve the right to convert remaining payments to a lump sum payout by electing a "commutable" option.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, First Allmerica Financial Life Insurance Company (the "Company"). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of payments are flexible, subject to the minimum and maximum payments stated in "A. Payments."

WHAT ARE MY INVESTMENT CHOICES?

The Contract permits net payments to be allocated among the Sub-Accounts investing in the following Funds, the Guarantee Period Accounts, and the Fixed Account. You have a choice of fourteen Funds:

- Global Interactive/Telecomm Portfolio of The Fulcrum Trust
     Managed by GAMCO Investors, Inc.

-Oppenheimer Aggressive Growth Fund
     Managed by OppenheimerFunds, Inc.

-MFS Emerging Growth Series
     Managed by Massachusetts Financial Services Company

-Small Cap Value Series
     Managed by Delaware Management Company

-Lazard Retirement International Equity Portfolio
     Managed by Lazard Asset Management

-International Growth Portfolio of The Fulcrum Trust
     Managed by Bee & Associates Incorporated

-Growth Portfolio of The Fulcrum Trust
     Managed by Pilgrim Baxter Analytic Investors, Inc.

-Value Portfolio of The Fulcrum Trust
     Managed by GAMCO Investors, Inc.

-AIM V.I. Value Fund
     Managed by A I M Advisors, Inc.

-MFS Growth With Income Series
     Managed by Massachusetts Financial Services Company

-Oppenheimer Growth & Income Fund
     Managed by OppenheimerFunds, Inc.

-Delaware Series
   Managed by Delaware Management Company

-Strategic Income Portfolio of The Fulcrum Trust
     Managed by Allmerica Asset Management, Inc.

-Money Market Fund of Allmerica Investment Trust
     Managed by Allmerica Asset Management, Inc.

Certain Funds may not be available in some states.

This range of investment choices enables you to allocate your money among the Funds to meet your particular investment needs. For a more detailed description of the Funds, see "INVESTMENT OBJECTIVES AND POLICIES."

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see "GUARANTEE PERIOD ACCOUNTS."

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

WHO ARE THE INVESTMENT ADVISERS?

The following are the investment advisers of the Funds:

FUND                                     INVESTMENT ADVISER
---------------------------------------  ---------------------------------------
Global Interactive/Telecomm Portfolio    GAMCO Investors, Inc.
Oppenheimer Aggressive Growth Fund       OppenheimerFunds, Inc.
MFS Emerging Growth Series               Massachusetts Financial Services
                                          Company
Small Cap Value Series                   Delaware Management Company
Lazard Retirement International Equity   Lazard Asset Management
 Portfolio
International Growth Portfolio           Bee & Associates Incorporated
Growth Portfolio                         Pilgrim Baxter Analytic Investors, Inc.
Value Portfolio                          GAMCO Investors, Inc.
AIM V.I. Value Fund                      A I M Advisors, Inc.
MFS Growth With Income Series            Massachusetts Financial Services
                                          Company
Oppenheimer Growth & Income Fund         OppenheimerFunds, Inc.
Delaware Series                          Delaware Management Company
Strategic Income Portfolio               Allmerica Asset Management, Inc.
Money Market Fund                        Allmerica Asset Management, Inc.

For more information, see "DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING FUNDS."

CAN I MAKE TRANSFERS AMONG THE FUNDS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. See "C. Transfer Privilege." The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before your annuity payout phase begins. Each year you can take without a surrender charge the greatest of 100% of cumulative earnings, 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy if the Owner is a trust or other non-natural person. A 10% tax penalty may apply on all amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but may be subject to the surrender charge for payments that have not been invested in the Contract for more than seven years. (A Market Value Adjustment, which may increase or decrease the value of your account, may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, except in New York where not permitted under state law, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility, become disabled or are diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Withdrawal Charge."

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

- The Accumulated Value increased by any positive Market Value Adjustment;

- Gross payments, decreased proportionately to reflect withdrawals; or

- The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments. The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments; or (c) the locked-in value of the death benefit at the first anniversary. The greatest of
(a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and
(c) will be decreased proportionately if withdrawals are taken.

If an Owner who is not also the Annuitant dies during the accumulation phase, the death benefit will equal the Accumulated Value of the Contract increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "F. Death Benefit.")

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value is less than $100,000 on each Contract anniversary and upon surrender, a $30 Contract fee will be deducted from the Contract. The Contract fee is waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity payout options, you may be subject to a contingent deferred sales charge. If applicable, this charge will be between 1% and 7% of payments withdrawn, based on when the payments were made.

A deduction for state and local premium taxes, if any, may be made as described under "C. Premium Taxes."

The Company will deduct a daily Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each Underlying Fund. The Funds will incur certain management fees and expenses which are more fully described in "Other Charges" and in the prospectuses for the Funds, which accompany this Prospectus.

CAN I EXAMINE THE CONTRACT?

Yes. The Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. If you cancel the Contract, you will receive a refund of the greater of (1) any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted), or (2) your entire payment. In New York, you will receive a refund equal to your entire payment. See "B. Right to Revoke Contract."

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

There are several changes you can make after receiving the Contract:

- You may assign your ownership to someone else, except under certain qualified plans.

- You may change the beneficiary, unless you have irrevocably designated a beneficiary.

- You may change your allocation of payments.

- You may make transfers of Contract value among your current investments without any tax consequences.

- You may cancel the Contract within ten days of delivery (or longer if required by state law).

                        ANNUAL AND TRANSACTION EXPENSES

The following tables show charges under your Contract, expenses of the Sub-Accounts, and expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and deducted as described under "C. Premium Taxes."

                                                                                           YEARS FROM
CONTRACT CHARGES                                                                         DATE OF PAYMENT   CHARGE
---------------------------------------------------------------------------------------  ---------------  ---------
CONTINGENT DEFERRED SALES CHARGE:                                                              0-1           7%
This charge may be assessed upon surrender, withdrawal or annuitization under any               2            6%
commutable period certain option or a non-commutable period certain option of less than         3            5%
ten years. The charge is a percentage of payments applied to the amount surrendered (in         4            4%
excess of any amount that is without a surrender charge) within the indicated time              5            3%
period.                                                                                         6            2%
                                                                                                7            1%
                                                                                           Thereafter        0%

TRANSFER CHARGE:                                                                                            None
The Company currently makes no charge for transfers, and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

ANNUAL CONTRACT FEE:                                                                                         $30
The $30 Contract fee is deducted annually and upon surrender when Accumulated Value is less than $100,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

VARIABLE ACCOUNT ANNUAL EXPENSES:
(on an annual basis as a percentage of average daily net assets)
Mortality and Expense Risk Charge:                                                                          1.25%
Administrative Expense Charge:                                                                              0.20%
                                                                                                          ---------
Total Annual Expenses:                                                                                      1.45%
                                                                                                          ---------
                                                                                                          ---------

UNDERLYING FUND EXPENSES:

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Funds. For more information concerning fees and expenses, see the prospectuses of the Funds.

The following table gives certain fee and expense information for the Funds. However, a performance-based management fee is provided for under the Management Agreements for the Portfolios of The Fulcrum Trust (the "Portfolios"). The base fee is 2.00%, but the actual fee may vary from between 0.00% to 4.00%, depending on a Portfolio's performance. Because of the possibility of wide variations in the management fees from year-to-year, hypothetical expense information assuming fees of 0.00%, 2.00% and 4.00%, is also shown below under "MORE INFORMATION ABOUT PERFORMANCE FEES OF THE FULCRUM TRUST."

                                                                    OTHER EXPENSES
                                                                      (AFTER ANY
                                                    MANAGEMENT        APPLICABLE       TOTAL FUND
FUND                                                   FEES         REIMBURSEMENT)      EXPENSES
------------------------------------------------  ---------------  -----------------  -------------
Global Interactive/Telecomm Portfolio...........         0.27%(1)          1.20%(2)         1.47%
Oppenheimer Aggressive Growth Fund..............         0.71%             0.02%            0.73%
MFS Emerging Growth Series......................         0.75%             0.12%            0.87%
Small Cap Value Series..........................         0.60%             0.25%            0.85%(6)(7)
Lazard Retirement International Equity
 Portfolio......................................         0.75%             0.85%(9)(10)       1.60%
International Growth Portfolio..................         0.58%(1)          1.20%(2)         1.78%
Growth Portfolio................................         0.80%(1)          1.00%(2)(5)       1.80%
Value Portfolio.................................         0.14%(1)          1.00%(2)         1.14%
AIM V.I. Value Fund.............................         0.62%(11)         0.08%            0.70%
MFS Growth With Income Series...................         0.75%             0.25%            1.00%(8)
Oppenheimer Growth & Income Fund................         0.75%             0.08%            0.83%
Delaware Series.................................         0.60%             0.07%            0.67%(6)
Strategic Income Portfolio......................         0.40%(1)          1.20%(2)(3)       1.60%
Money Market Fund...............................         0.27%             0.08%            0.35%(4)

(1) A performance based advisory fee is in effect, which fee may vary anywhere from 0.00% to 4.00%.

(2) Restated to reflect the expense limitation in effect during 1998. AFIMS has agreed to limit operating expenses and reimburse those expenses to the extent that the Portfolios' Other Expenses during 1998 (i.e., expenses other than management fees) exceed the following expense limitations: 1.20% for the Global Interactive/Telecomm Portfolio, 1.20% for the International Growth Portfolio, 1.00% for the Growth Portfolio, 1.00% for the Value Portfolio, and 1.20% for the Strategic Income Portfolio. The limitations are in effect through December 31, 1998. Without the effect of the expense limitations, the 1997 "Other Expenses" ratios would have been the following: 7.26% for the Global Interactive/Telecomm Portfolio, 7.11% for the International Growth Portfolio, 6.12% for the Growth Portfolio, 4.75% for the Value Portfolio, and 6.68% for the Strategic Income Portfolio.

(3) The actual management fee for the Strategic Income Portfolio for 1997 was 0.41%. The fee has been restated to 0.40% because, effective April 13, 1998, a new Portfolio Manager is in place. At a meeting of the Board of Trustees of The Fulcrum Trust ("Board") which was held on April 9, 1998, the Board approved a new Portfolio Manager Agreement with Allmerica Asset Management, Inc. ("AAM"). The Portfolio Manager Agreement with AAM was approved at a shareholders meeting on June 8, 1998. The Portfolio Manager Agreement provides that during the Portfolio Manager's first year of service, the Portfolio will pay a fixed annual fee of 0.80% of average daily net assets, rather than paying a performance-based fee. After the twelfth full calendar month has elapsed under the Portfolio Manager Agreement, the performance-based fee will be in effect. Although the Agreement sets the fee at 0.80% through April 30, 1999, the fee is subject to an important limitation. The Manager and the Portfolio Manager have voluntarily agreed to limit their fee from June 9, 1998 through April 30, 1999 to an annual rate of 0.40%. See the prospectus of The Fulcrum Trust for more information.

(4) Under the Management Agreement with Allmerica Investment Trust, AFIMS has declared a voluntary expense limitation of 0.60% for the Money Market Fund, but the expenses of the Money Market Fund did not exceed the cap in 1997. The limitation may be terminated at any time.

(5) On June 17, 1998, the Board approved a new Portfolio Manager Agreement with Pilgrim Baxter Analytic Investors, Inc. ("Pilgrim Baxter Analytic"). The Portfolio Manager Agreement is subject to the approval of shareholders. A vote is scheduled to be held on September 15, 1998. The Agreement provides for a fixed fee for the first year of 0.80% of average daily net assets of the Growth Portfolio. AFIMS and Pilgrim Baxter Analytic have agreed as well to a limitation on the first year fee. Specifically, for the first year, the fee will be calculated at the lesser of the following two rates:
(1) 0.80%; or (2) the rate that would have applied under the old Portfolio Manager Agreement with the previous portfolio manager. The latter rate varies based on prior performance. After the first year of its agreement, Pilgrim Baxter Analytic will be paid under the same performance-based fee schedule included in the current agreement with the previous portfolio manager.

(6) Effective May 1, 1998 through October 31, 1998, Delaware Management Company, the Series' investment adviser, has voluntarily agreed to waive its management fees and reimburse Small Cap Value Series and Delaware Series for expenses in order that Total Fund Expenses will not exceed 0.85% and 0.80%, respectively. The fee ratios shown above have been restated, as necessary, to reflect changes in expense limitations effective May 1, 1998. The declaration of a voluntary expense limitation does not bind the investment adviser to declare future expense limitations with respect to these series.

(7) For the fiscal year ended December 31, 1997, before waiver and/or reimbursement by the investment adviser, total expenses as a percentage of average daily net assets were 0.90% for Small Cap Value Series.

(8) The investment adviser to MFS Growth With Income Series has voluntarily agreed to waive expenses, such that the Series' Other Expenses shall not exceed 0.25% and Total Fund Expenses shall not exceed 1.00% of average daily net assets of the Series during the current fiscal year. Otherwise, Other Expenses would be 0.35% and Total Fund Expenses would be 1.10%.

(9) Lazard Retirement International Equity Portfolio commenced operations on September 1, 1998, therefore, expenses reflected herein are estimated and should not be considered representative of future expenses. Actual expenses may be greater than those shown.

(10) Other Expenses for the Lazard Retirement International Equity Portfolio include a 12b-1 fee which is deducted from Portfolio assets at a maximum annual rate of 0.25% of the average daily value of the Portfolio's net assets. A portion or all of the 12b-1 fee may be used to reimburse the Company for certain administrative and distribution support services provided to the Lazard Retirement International Equity Portfolio.

(11) A I M Advisors, Inc. ("AIM") may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Fund reimburses AIM in an amount up to 0.25% of the average net asset value of the Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently, the fee only applies to the average net asset value of the Fund in excess of the net asset value of the Fund as calculated on April 30, 1998.

EXAMPLES

The following examples demonstrate the cumulative expenses which would be paid at one, three, five, and ten years, assuming the 1997 expenses set forth above, a $1,000 investment in a Sub-Account and a 5% annual return on assets, as required by rules of the SEC.

(1) IF, AT THE END OF THE APPLICABLE TIME PERIOD, YOU SURRENDER THE CONTRACT OR ANNUITIZE* UNDER A COMMUTABLE PERIOD CERTAIN OPTION OR A NON-COMMUTABLE PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS, OR

ANY FIXED PERIOD CERTAIN OPTION, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING A 5% ANNUAL RETURN ON ASSETS:

FUND                                                      1 YEAR     3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------  ---------  ---------  ---------  ---------
Global Interactive/Telecomm Portfolio..................     $91       $137       $184       $328
Oppenheimer Aggressive Growth Fund.....................     $84       $116       $148       $255
MFS Emerging Growth Series.............................     $85       $120       $155       $270
Small Cap Value Series.................................     $85       $119       $154       $268
Lazard Retirement International Equity Portfolio.......     $92       $140       $190       $340
International Growth Portfolio.........................     $94       $146       $199       $357
Growth Portfolio.......................................     $88       $129       $171       $302
Value Portfolio........................................     $88       $127       $168       $296
AIM V.I. Value Fund....................................     $83       $115       $147       $252
MFS Growth With Income Series..........................     $86       $123       $161       $283
Oppenheimer Growth & Income Fund.......................     $85       $118       $153       $266
Delaware Series........................................     $83       $114       $145       $249
Strategic Income Portfolio.............................     $92       $141       $191       $341
Money Market Fund......................................     $80       $105       $130       $216

(2) IF, AT THE END OF THE APPLICABLE TIME PERIOD, YOU ANNUITIZE* UNDER A LIFE OPTION OR A NON-COMMUTABLE PERIOD CERTAIN OPTION OF TEN YEARS OR LONGER, OR IF YOU DO NOT SURRENDER OR ANNUITIZE THE CONTRACT, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING A 5% ANNUAL RETURN ON ASSETS:

FUND                                                      1 YEAR     3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------  ---------  ---------  ---------  ---------
Global Interactive/Telecomm Portfolio..................     $30        $92       $156       $328
Oppenheimer Aggressive Growth Fund.....................     $23        $70       $119       $255
MFS Emerging Growth Series.............................     $24        $74       $126       $270
Small Cap Value Series.................................     $24        $73       $125       $268
Lazard Retirement International Equity Portfolio.......     $31        $96       $162       $340
International Growth Portfolio.........................     $33       $101       $171       $357
Growth Portfolio.......................................     $27        $84       $143       $302
Value Portfolio........................................     $27        $82       $140       $296
AIM V.I. Value Fund....................................     $22        $69       $118       $252
MFS Growth With Income Series..........................     $25        $78       $133       $283
Oppenheimer Growth & Income Fund.......................     $24        $73       $124       $266
Delaware Series........................................     $22        $68       $116       $249
Strategic Income Portfolio.............................     $31        $96       $163       $341
Money Market Fund......................................     $19        $58       $100       $216

As required in rules promulgated under the Investment Company Act of 1940 (the "1940 Act"), the Contract fee is reflected in the examples by a method to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is deducted only when the Accumulated Value is less than $100,000. Lower costs apply to Contracts issued to a 401(k) plan.

* The Contract fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization under an option including a life contingency or under a non-commutable period certain option of ten years or longer.

MORE INFORMATION ABOUT PERFORMANCE FEES OF THE FULCRUM TRUST

The tables below show the expenses of the Portfolios of The Fulcrum Trust as if the Portfolios paid performance-based management fees of 0.00%, 2.00%, and 4.00%, respectively.

A performance-based management fee is currently in effect for the Portfolios of The Fulcrum Trust, other than the Strategic Income Portfolio and the Growth Portfolio. The base fee is 2.00%, but the actual fee may vary from between 0.00% to 4.00%, depending on the Portfolios' performance. The base fee of 2.00% will be paid if the Portfolios' performance (net of all fees and expenses, including the management fee) is between 1.5 and 3.0 percentage points higher than the applicable benchmark index. A fee of 4.00% will be paid only if the Portfolios' performance (net of all fees and expenses, including the management fee) is at least 7.5 percentage points higher than the applicable benchmark index. No fee will apply if the Portfolios' performance is more than 3.0 percentage points lower than the applicable benchmark index; see the prospectus of The Fulcrum Trust for more details. Because of this variation, expense information assuming fees of 0.00%, 2.00% and 4.00% is shown below. The fee, however, could be any figure between 0.00% and 4.00%. In 1997, the actual management fees were 0.27% for the Global Interactive/Telecomm Portfolio, 0.58% for the International Growth Portfolio, 0.20% for the Growth Portfolio, and 0.14% for the Value Portfolio.

For the first 12 full calendar months after a new Portfolio Manager is hired (or, in the case of a Portfolio that had only one Portfolio Manager, for the first 12 full calendar months of operations), the advisory agreement sets the management fee at an annual rate of 0.80% of the Portfolio's average daily net assets. As of the date of this prospectus, this initial fee is relevant for only two Portfolios -- the Strategic Income Portfolio and the Growth Portfolio. The Strategic Income Portfolio has retained Allmerica Asset Management, Inc. ("AAM") as Portfolio Manager effective April 13, 1998. The Portfolio Manager Agreement with AAM provides that, during AAM's first year of service the Portfolio will pay a fixed annual fee of 0.80% of average daily net assets, rather than paying a performance-based fee. After the twelfth full calendar month has elapsed under the Portfolio Manager Agreement, the performance-based fee arrangement described above will be in effect. However, AFIMS and AAM have voluntarily agreed that for the first year (through April 30, 1999) the management fee will be capped at 0.40%. The fee is subject to additional limitations. The Growth Portfolio has retained Pilgrim Baxter Analytic Investors, Inc. ("Pilgrim Baxter Analytic") as Portfolio Manager, effective August 1, 1998. The Portfolio Manager Agreement with Pilgrim Baxter Analytic also provides that, during Pilgrim Baxter Analytic's first year of service, the Portfolio will pay a fixed annual fee of 0.80% of average daily net assets. AFIMS and Pilgrim Baxter Analytic have agreed as well to a limitation on the first year fee. Specifically, for the first year, the fee will be calculated at the lesser of the following two rates: (1) 0.80%; or (2) the rate that would have applied under the old Portfolio Manager Agreement with the previous portfolio manager. The latter rate varies based on prior performance. After the first year of its agreement, Pilgrim Baxter Analytic will be paid under the same performance-based fee schedule included in the current agreement with the previous portfolio manager. For more information, see Footnotes 3 and 4, below, and the prospectus for The Fulcrum Trust.

EXAMPLE 1 -- ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS OF THE FULCRUM TRUST

(For the fee to be 0.00% a Portfolio's performance, net of all fees and expenses, would have to be more than 3.0 percentage points below the benchmark index.)

                                                                     OTHER EXPENSES
                                                                       (AFTER ANY         TOTAL
                                                     MANAGEMENT        APPLICABLE       OPERATING
FUND                                                    FEES         REIMBURSEMENT)     EXPENSES
-------------------------------------------------  ---------------  -----------------  -----------
Global Interactive/Telecomm Portfolio............         0.00%(1)          1.20%(2)        1.20%
International Growth Portfolio...................         0.00%(1)          1.20%(2)        1.20%
Growth Portfolio.................................         0.00%(4)          1.00%(2)        1.00%
Value Portfolio..................................         0.00%(1)          1.00%(2)        1.00%
Strategic Income Portfolio.......................         0.00%(3)          1.20%(2)        1.20%

EXAMPLE 2 -- ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS OF THE FULCRUM TRUST

(For the fee to be 2.00%, a Portfolio's performance, net of all fees and expenses, would have to be between 1.5 and 3.0 percentage points higher than the benchmark index.)

                                                                     OTHER EXPENSES
                                                                       (AFTER ANY         TOTAL
                                                     MANAGEMENT        APPLICABLE       OPERATING
FUND                                                    FEES         REIMBURSEMENT)     EXPENSES
-------------------------------------------------  ---------------  -----------------  -----------
Global Interactive/Telecomm Portfolio............         2.00%(1)          1.20%(2)        3.20%
International Growth Portfolio...................         2.00%(1)          1.20%(2)        3.20%
Growth Portfolio.................................         2.00%(4)          1.00%(2)        3.00%
Value Portfolio..................................         2.00%(1)          1.00%(2)        3.00%
Strategic Income Portfolio.......................         2.00%(3)          1.20%(2)        3.20%

EXAMPLE 3 -- ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS OF THE FULCRUM TRUST

(For the fee to be 4.00%, a Portfolio's performance, net of all fees and expenses, would have to be at least 7.5 percentage points higher than the benchmark index.)

                                                                     OTHER EXPENSES
                                                                       (AFTER ANY         TOTAL
                                                     MANAGEMENT        APPLICABLE       OPERATING
FUND                                                    FEES         REIMBURSEMENT)     EXPENSES
-------------------------------------------------  ---------------  -----------------  -----------
Global Interactive/Telecomm Portfolio............         4.00%(1)          1.20%(2)        5.20%
International Growth Portfolio...................         4.00%(1)          1.20%(2)        5.20%
Growth Portfolio.................................         4.00%(4)          1.00%(2)        5.00%
Value Portfolio..................................         4.00%(1)          1.00%(2)        5.00%
Strategic Income Portfolio.......................         4.00%(3)          1.20%(2)        5.20%

------------------------

(1) A performance-based advisory fee is in effect, which fee may vary anywhere from 0.00% to 4.00%.

(2) AFIMS has agreed to limit operating expenses and reimburse those expenses to the extent that the Other Expenses of the Portfolios during 1998 (i.e., expenses other than management fees) exceed the following expense limitations: 1.20% for the Global Interactive/Telecomm Portfolio, 1.20% for the International Growth Portfolio, 1.00% for the Growth Portfolio, 1.00% for the Value Portfolio, and 1.20% for the Strategic Income Portfolio. The limitations are in effect through December 31, 1998. For the Value Portfolio and the Growth Portfolio, different expense limitations were in effect during 1997. Without the effect of the expense limitations, the 1997 "Other Expenses" ratios would have been 7.26% for the Global Interactive/Telecomm Portfolio, 7.11% for the International Growth Portfolio, 6.12% for the Growth Portfolio, 4.75% for the Value Portfolio, and 6.68% for the Strategic Income Portfolio.

(3) The actual management fee for the Strategic Income Portfolio for 1997 was 0.41%. The fee has been restated to 0.40% because, effective April 13, 1998, a new Portfolio Manager is in place. At a meeting of the Board of Trustees of The Fulcrum Trust ("Board") which was held on April 9, 1998, the Board approved a new Portfolio Manager Agreement with Allmerica Asset Management, Inc. ("AAM"). The Portfolio Manager Agreement was approved at a shareholders meeting on June 8, 1998. The Portfolio Manager Agreement provides that during the Portfolio Manager's first year of service, the Portfolio will pay a fixed annual fee of 0.80% of average daily net assets, rather than paying a performance-based fee. After the twelfth full calendar month has elapsed under the Portfolio Manager Agreement, the performance-based fee will be in effect. Although the Agreement sets the fee at 0.80% through April 30, 1999, the fee is subject to an important limitation. The Manager and the Portfolio Manager have voluntarily agreed to limit their fee from June 9, 1998 through April 30, 1999 to an annual rate of 0.40%. See the prospectus of The Fulcrum Trust for more information.

(4) On June 17, 1998, the Board approved a new Portfolio Manager Agreement with Pilgrim Baxter Analytic Investors, Inc. ("Pilgrim Baxter Analytic"). The Portfolio Manager Agreement is subject to the approval of shareholders. A vote is scheduled to be held on September 15, 1998. The Agreement provides for a fixed fee for the first year of 0.80% of average daily net assets of the Growth Portfolio. AFIMS and Pilgrim Baxter Analytic have agreed as well to a limitation on the first year fee. Specifically, for the first year, the fee will be calculated at the lesser of the following two rates: (1) 0.80%; or (2) the rate that would have applied under the old Portfolio Manager Agreement with the previous portfolio manager. The latter rate varies based on prior performance. After the first year of its agreement, Pilgrim Baxter Analytic will be paid under the same performance-based fee schedule included in the current agreement with the previous portfolio manager.

EXAMPLES BASED ON HYPOTHETICAL PERFORMANCE FEES OF THE PORTFOLIOS OF THE FULCRUM TRUST.

The information given under the following hypothetical examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. In particular, because the advisory fee of the five Portfolios of The Fulcrum Trust may vary from 0.00% to 4.00% depending on performance, three separate examples are provided: Example (1) assumes that no advisory fee is paid for each of the five Portfolios; Example (2) assumes that the advisory fee for the five Portfolios is paid at the annual rate of 2.00%; and Example (3) assumes that the advisory fee is paid at the annual rate of 4.00%.

(1) IF, AT THE END OF THE APPLICABLE TIME PERIOD, YOU SURRENDER THE CONTRACT OR ANNUITIZE* UNDER A COMMUTABLE PERIOD CERTAIN OPTION OR A NON-COMMUTABLE PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS, OR ANY FIXED PERIOD CERTAIN OPTION, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING A 5% ANNUAL RETURN ON ASSETS:

EXAMPLE 1 -- ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS OF THE FULCRUM TRUST

FUND                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------  -----------  -----------  -----------  -----------
Global Interactive/Telecomm Portfolio..................   $      88    $     129    $     171    $     302
International Growth Portfolio.........................   $      88    $     129    $     171    $     302
Growth Portfolio.......................................   $      86    $     123    $     161    $     283
Value Portfolio........................................   $      86    $     123    $     161    $     283
Strategic Income Portfolio.............................   $      88    $     129    $     171    $     302

EXAMPLE 2 -- ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS OF THE FULCRUM TRUST

FUND                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------  -----------  -----------  -----------  -----------
Global Interactive/Telecomm Portfolio..................   $     107    $     185    $     263    $     478
International Growth Portfolio.........................   $     107    $     185    $     263    $     478
Growth Portfolio.......................................   $     105    $     180    $     255    $     462
Value Portfolio........................................   $     105    $     180    $     255    $     462
Strategic Income Portfolio.............................   $     107    $     185    $     263    $     478

EXAMPLE 3 -- ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS OF THE FULCRUM TRUST

FUND                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------  -----------  -----------  -----------  -----------
Global Interactive/Telecomm Portfolio..................   $     126    $     239    $     348    $     623
International Growth Portfolio.........................   $     126    $     239    $     348    $     623
Growth Portfolio.......................................   $     124    $     233    $     340    $     609
Value Portfolio........................................   $     124    $     233    $     340    $     609
Strategic Income Portfolio.............................   $     126    $     239    $     348    $     623

(2) IF, AT THE END OF THE APPLICABLE TIME PERIOD, YOU ANNUITIZE* UNDER A LIFE OPTION OR A NON-COMMUTABLE PERIOD CERTAIN OPTION OF TEN YEARS OR LONGER, OR IF YOU DO NOT SURRENDER OR ANNUITIZE THE CONTRACT, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING A 5% ANNUAL RETURN ON ASSETS:

EXAMPLE 1 -- ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS OF THE FULCRUM TRUST

FUND                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------  -----------  -----------  -----------  -----------
Global Interactive/Telecomm Portfolio..................   $      27    $      84    $     143    $     302
International Growth Portfolio.........................   $      27    $      84    $     143    $     302
Growth Portfolio.......................................   $      25    $      78    $     133    $     283
Value Portfolio........................................   $      25    $      78    $     133    $     283
Strategic Income Portfolio.............................   $      27    $      84    $     143    $     302

EXAMPLE 2 -- ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS OF THE FULCRUM TRUST

FUND                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------  -----------  -----------  -----------  -----------
Global Interactive/Telecomm Portfolio..................   $      47    $     142    $     238    $     478
International Growth Portfolio.........................   $      47    $     142    $     238    $     478
Growth Portfolio.......................................   $      45    $     136    $     228    $     462
Value Portfolio........................................   $      45    $     136    $     228    $     462
Strategic Income Portfolio.............................   $      47    $     142    $     238    $     478

EXAMPLE 3 -- ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS OF THE FULCRUM TRUST(1)

FUND                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------  -----------  -----------  -----------  -----------
Global Interactive/Telecomm Portfolio..................   $      67    $     198    $     325    $     623
International Growth Portfolio.........................   $      67    $     198    $     325    $     623
Growth Portfolio.......................................   $      65    $     193    $     316    $     609
Value Portfolio........................................   $      65    $     193    $     316    $     609
Strategic Income Portfolio.............................   $      67    $     198    $     325    $     623

------------------------

(1) In order to have a 5% annual return and a management fee of 4%, the performance of the Portfolios of The Fulcrum Trust would have to be 9% before the deduction of the 4% fee resulting in performance of 5% and the benchmark index would have to decrease at least 2.5 percentage points (meaning the Portfolio's performance after fees and expenses was at least 7.5 percentage points better than the benchmark index.)

As required in rules promulgated under the 1940 Act, the Contract fee is reflected in the examples by a method to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is deducted only when the Accumulated Value is less than $100,000. Lower costs apply to Contracts issued to a 401(k) plan.

* The Contract fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization under an option including a life contingency or under a non-commutable period certain option of ten years or longer.

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            FULCRUM SEPARATE ACCOUNT

SUB-ACCOUNT                                                                              1997
-------------------------------------------------------------------------------------  ---------
GLOBAL INTERACTIVE/TELECOMM PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      1.105
Number of Units Outstanding at End of Period (in thousands)..........................        211
INTERNATIONAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      0.881
Number of Units Outstanding at End of Period (in thousands)..........................         85
GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      0.867
Number of Units Outstanding at End of Period (in thousands)..........................        313
VALUE PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      1.049
Number of Units Outstanding at End of Period (in thousands)..........................        483
STRATEGIC INCOME PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      0.998
Number of Units Outstanding at End of Period (in thousands)..........................         41
MONEY MARKET FUND
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      1.010
Number of Units Outstanding at End of Period (in thousands)..........................          8

No information is available for the Sub-Accounts investing in the Oppenheimer Aggressive Growth Fund, MFS Emerging Growth Series, Small Cap Value Series, Lazard Retirement International Equity Portfolio, AIM V.I. Value Fund, MFS Growth With Income Series, Oppenheimer Growth & Income Fund and Delaware Series, as these Sub-Accounts did not commence operations until on or after September 1, 1998.

                            PERFORMANCE INFORMATION

This Contract first was offered to the public in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on the periods that the Sub-Accounts have been in existence and the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return for the periods that the Sub-Accounts have been in existence are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the Underlying Fund charges, the $30 annual Contract fee and the contingent deferred sales charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns for the periods that the Sub-Accounts have been in existence are calculated in exactly the same manner and for the same periods of time except that it does not reflect the contingent deferred sales charge but assumes that the Contract is not surrendered at the end of the periods shown.

Additional performance may also be shown calculated in exactly the same manner as described above, however, the period of time may be based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

For more detailed information about these performance calculations, including actual formulas and performance numbers, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE

GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Funds.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY

The Company, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and formerly known as State Mutual Life Assurance Company of America, converted to a stock life insurance company on October 16, 1995, and adopted its present name. The Company is the fifth oldest life insurance company in America. As of December 31, 1997, the Company and its subsidiaries had over $16.3 billion in combined assets, and over $43.8 billion in life insurance in force. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office is located at 440 Lincoln Street, Worcester, MA 01653, Telephone 508-855-1000 ("Principal Office").

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies, to regulation by the Commissioner of Insurance of Massachusetts, and to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT

The Fulcrum Separate Account (the "Variable Account") is a separate investment account of the Company with fourteen Sub-Accounts. The assets used to fund the variable portions of the Contracts are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains, or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Variable Account was authorized by vote of the Board of Directors of the Company on June 13, 1996. The Variable Account meets the definition of "separate account" under federal securities laws and is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision of management or investment practices or policies of the Variable Account by the SEC.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts.

THE FULCRUM TRUST. The Fulcrum Trust (previously known as The Palladian-SM-Trust) was established as a Massachusetts business trust on September 8, 1993, and is registered with the SEC as a management investment company. Five investment portfolios (the "Portfolios") are currently available under the Contract.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as overall manager of The Fulcrum Trust and is responsible for general investment supervisory services to the Portfolios. The Fulcrum Trust and AFIMS have retained several Portfolio Managers to manage the assets of each Portfolio. AFIMS is located at 440 Lincoln Street, Worcester, MA 01653.

The five Portfolios of The Fulcrum Trust and their respective Portfolio Managers are as follows:

PORTFOLIO                                      PORTFOLIO MANAGER
---------------------------------------------  ---------------------------------------------

Global Interactive/Telecomm Portfolio          GAMCO Investors, Inc.
International Growth Portfolio                 Bee & Associates Incorporated
Growth Portfolio                               Pilgrim Baxter Analytic Investors, Inc.
Value Portfolio                                GAMCO Investors, Inc.
Strategic Income Portfolio                     Allmerica Asset Management, Inc.

Allmerica Asset Management, Inc. ("AAM") is an affiliate of the Company and of AFIMS. The other Portfolio Managers are not affiliated with the Company or with AFIMS.

The Fulcrum Trust currently pays AFIMS and the Portfolio Managers a monthly fee (the "management fee") based on the average daily net assets of each Portfolio. For the first year that a new Portfolio Manager is hired (or, in the case of a Portfolio that has had only one Portfolio Manager, for the first year of operations) the advisory fee is set at an annual rate of 0.80% of the Portfolio's average daily net assets. After the twelfth full calendar month has elapsed, the performance-based fee will be in effect. As of the date of this prospectus, this first year fee arrangement is in effect for only two Portfolios -- the Strategic Income Portfolio and the Growth Portfolio. The Strategic Income Portfolio has a new Portfolio Manager, AAM, effective April 13, 1998. The Portfolio Manager Agreement with AAM was approved at a shareholders meeting on June 8, 1998. AFIMS and AAM have voluntarily agreed that for the first year (through April 30, 1999) the management fee for the Strategic Income Portfolio will be set at 0.40%. The Growth Portfolio also has a new Portfolio Manager, Pilgrim Baxter Analytic Investors, Inc. ("Pilgrim Baxter Analytic"), effective August 1, 1998. The Portfolio Manager Agreement with Pilgim Baxter Analytic is subject to the approval of shareholders. A vote is scheduled to be held on September 15, 1998. The agreement provides for a fixed fee for the first year equal to 0.80% of average daily net assets of the Growth Portfolio. AFIMS and Pilgrim Baxter Analytic have agreed as well to a limitation on the first year fee. Specifically, for the first year, the fee will be calculated at the lesser of the following two rates: (1) 0.80%; or (2) the rate that would have applied under the old Portfolio Manager Agreement with the previous portfolio manager. The latter rate varies based on prior performance. After the first year of its agreement, Pilgrim Baxter Analytic will be paid under the same performance-based fee schedule included in the current agreement with the previous portfolio manager.

Other than the Strategic Income Portfolio and the Growth Portfolio, each Portfolio Manager is currently paid on an incentive fee basis, which could result in either higher than average management fees or, possibly, no management fee at all, depending on how well each Portfolio Manager performs. There are two components to the management fee: the basic fee and the incentive fee. The management fee is structured to vary based upon the Portfolio's performance (after expenses) compared to that of an appropriate market benchmark selected for that Portfolio. The management fee schedule provides for an incentive performance fee for superior performance, and provides for a lower fee for sub-par performance. The base fee is 2.00%, but may vary from 0.00% to 4.00% depending on the Portfolio's performance.

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust is an open-end, diversified, management investment company registered with the SEC under the 1940 Act.

Allmerica Investment Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various variable accounts established by the Company or other affiliated insurance companies. The Money Market Fund of Allmerica Investment Trust is available under the Contract; certain other funds of Allmerica Investment Trust are not currently offered under the Contract. Shares of the Trust are not offered to the general public but solely to such variable accounts.

AFIMS is the investment manager of Allmerica Investment Trust and, subject to the direction of the Board of Trustees, handles the day-to-day affairs of the Trust. AFIMS has entered into a Sub-Adviser Agreement with its affiliate, AAM, for investment management services for the Money Market Fund. Under the Sub-Adviser Agreement, AAM is authorized to engage in portfolio transactions on behalf of the Money Market Fund, subject to such general or specific instructions as may be given by the Trustees. The terms of the Sub-Adviser Agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the Fund. Both AFIMS and AAM are located at 440 Lincoln Street, Worcester, Massachusetts 01653.

For providing its services under the Management Agreement, AFIMS will receive a fee, computed daily at an annual rate based on the average daily net asset value of the Money Market Fund as follows: 0.35% on net asset value up to $50,000,000; 0.25% on the next $200,000,000; and 0.20% on the remainder. The fee is paid from the assets of the Money Market Fund. AFIMS is solely responsible for the payment of all fees for investment management services to AAM, which will be a fee of 0.10%, computed daily at an annual rate based on the average daily net asset value of the Money Market Fund.

AIM VARIABLE INSURANCE FUNDS, INC. AIM Variable Insurance Funds, Inc. ("AVIF"), an open-end, series, management investment company was organized as a Maryland corporation on January 22, 1993, and is registered with the SEC under the 1940 Act. The investment adviser for the AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. AIM was organized in 1976, and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives.

DELAWARE GROUP PREMIUM FUND, INC. Delaware Management Company ("Delaware Management") is the investment adviser for the Small Cap Value Series and the Delaware Series, two series of Delaware Group Premium Fund, Inc. ("DGPF"). DGPF, a Maryland corporation organized on February 19, 1987, is an open-end, management investment company registered with the SEC under the 1940 Act. Delaware Management and its predecessors have been managing the funds in the Delaware Investments family since 1938. On December 31, 1997, Delaware Management and its affiliates within Delaware Investments, were supervising in the aggregate more than $40 billion in assets in the various institutional or separately managed and investment company accounts.

LAZARD RETIREMENT SERIES, INC. Lazard Asset Management ("LAM"), a division of Lazard Freres & Co. LLC, is the investment adviser of Lazard Retirement International Equity Portfolio, a portfolio of Lazard Retirement Series, Inc. ("Lazard"). Lazard, a Maryland corporation organized on February 13, 1997, is an open-end, management investment company registered with the SEC under the 1940 Act. Lazard and LAM are located at 30 Rockefeller Plaza, New York, New York 10112. LAM and its affiliates provide investment management services to Lazard's other portfolios and client discretionary accounts with assets totaling approximately $67 billion as of March 31, 1998.

MFS VARIABLE INSURANCE TRUST. MFS Variable Insurance Trust (the "MFS Trust"), a Massachusetts business trust organized on February 1, 1994, is an open-end, management investment company registered with the SEC under the 1940 Act. The investment adviser of MFS Emerging Growth Series and MFS Growth With Income Series is Massachusetts Financial Services Company ("MFS"), America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924. Net assets under management of the MFS organization were approximately $72 billion on behalf of approximately 2.8 million investor accounts as of January 30, 1998.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. Oppenheimer Variable Account Funds ("Oppenheimer") was organized as a Massachusetts business trust in 1984 and is an open-end, diversified management investment company registered with the SEC under the 1940 Act. The investment adviser for the Oppenheimer Aggressive Growth Fund and the Oppenheimer Growth & Income Fund is OppenheimerFunds, Inc. ("OppenheimerFunds"), which (including subsidiaries) advises investment company portfolios having over $90 billion in assets as of June 30, 1998. OppenheimerFunds has operated as an investment adviser since 1959.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Funds is set forth below. More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Funds, and other relevant information regarding the Funds may be found in the prospectuses of the Underlying Funds which accompany this Prospectus and should be read carefully before investing. The Statements of Additional Information of the Trusts are available upon request. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of a Contract will equal or exceed the aggregate amount of the payments made under the Contract.

GLOBAL INTERACTIVE/TELECOMM PORTFOLIO -- seeks to make money for investors primarily by investing globally in equity securities of companies engaged in the development, manufacture or sale of interactive and/ or telecommunications services and products.

OPPENHEIMER AGGRESSIVE GROWTH FUND -- seeks to achieve capital appreciation by investing in "growth-type" companies.

MFS EMERGING GROWTH SERIES -- seeks to provide long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

SMALL CAP VALUE SERIES -- seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO -- seeks capital appreciation. This portfolio invests primarily in the equity securities of non-United States companies that the investment adviser considers inexpensively priced relative to the return on total capital or equity.

INTERNATIONAL GROWTH PORTFOLIO -- seeks to make money for investors by investing internationally for long-term capital appreciation, primarily in equity securities.

GROWTH PORTFOLIO -- seeks to make money for investors by investing primarily in securities selected for their long-term growth prospects.

VALUE PORTFOLIO -- seeks to make money for investors by investing primarily in companies that the Portfolio Manager believes are undervalued and that by virtue of anticipated developments may, in the Portfolio Manager's judgment, achieve significant capital appreciation.

AIM V.I. VALUE FUND -- seeks to achieve long-term growth of capital by investing primarily in equity securities judged by its adviser to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

MFS GROWTH WITH INCOME SERIES -- seeks to provide reasonable current income and long-term growth of capital and income.

OPPENHEIMER GROWTH & INCOME FUND -- seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

DELAWARE SERIES -- seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth.

STRATEGIC INCOME PORTFOLIO (formerly Global Strategic Income Portfolio) -- seeks to make money for investors by investing for high current income and capital appreciation in a variety of fixed-income securities.

MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

If there is a material change in the investment policy of a Fund, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account or a Guarantee Period Account, where available, on written request received by the Company within 60 days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                          DESCRIPTION OF THE CONTRACT

A. PAYMENTS

The Company's underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, must be met before a contract can be issued. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a contract without completion of an application for certain classes of annuity contracts. Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax.

The initial net payment will be credited to the Contract as of the date that all issue requirements are properly met. If all issue requirements are not complied with within five business days of the Company's receipt of the initial payment, the payment will be returned unless the Owner specifically consents to the holding of the initial payment until completion of any outstanding issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office.

Payments are not limited as to frequency and number, but there are certain limitations as to amount. Currently, the initial payment must be at least $25,000. Under a salary deduction or monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a contract on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Money Market Fund.

Generally, unless otherwise requested, all payments will be allocated among the accounts in the same proportion that the initial net payment is allocated, or, if subsequently changed, according to the most recent allocation instructions. Initial net payments (or subsequent net payments received during the Contract's first fifteen days) to a New York Contract will be invested as requested and no portion allocated to an account other than the Money Market Fund will be invested in that Fund. Under Contracts issued in all other states, any portion of the initial net payment and of additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If telephone requests are elected by the Owner, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of the Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

B.  RIGHT TO REVOKE CONTRACT

An Owner may revoke the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to revoke the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for revocation to be effective.

Within seven days, the Company will provide a refund equal to the greater of (1) gross payments, or (2) any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of amounts allocated to the Sub-Accounts, plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. However, under Contracts issued in New York, the Company will provide a refund equal to the Owner's gross payments.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  TRANSFER PRIVILEGE

At any time prior to the Annuity Date the Owner may have amounts transferred among all accounts. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone requests. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account which invests in the Money Market Fund.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Strategic Income Portfolio, Money Market Fund or the Fixed Account (the "source account") to one or more Funds. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Funds. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

To the extent permitted by state law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments which are deposited into the Fixed Account and which utilize the Fixed Account as the source account for the payment from which to process automatic transfers. For more information see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company. As such, subsequent payment allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Funds that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected when the Contract is purchased or at a later date.

D.  SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The amount payable to the Owner upon surrender will be based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a contingent deferred sales charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full contract years. See "CHARGES AND DEDUCTIONS." The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, the Contract may be surrendered only if a commutable period certain option has been elected. The Surrender Amount is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No contingent deferred sales charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each separate account is not reasonably practicable.

The right is reserved by the Company to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

E.  WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must file a signed, written request for withdrawals, satisfactory to the Company, at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the accounts from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable contingent deferred sales charge, as described under "CHARGES AND DEDUCTIONS." In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under "GUARANTEE PERIOD ACCOUNTS."

Where allocations have been made to more than one account, a percentage of the withdrawal may be allocated to each such account. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be in a minimum amount of $100. No withdrawals will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "D. Surrender."

After the Annuity Date, only Contracts under which future variable annuity benefit payments are limited to a specified period may be withdrawn. A withdrawal after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount withdrawn.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender and withdrawals, see "FEDERAL TAX CONSIDERATIONS."

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/ or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account. Alternatively, the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals will be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to a life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office. The LED option permits the Owner to make systematic withdrawals from the Contract over his or her lifetime. The amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years.

Where the Owner is a trust or other non-natural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

If an Owner elects the LED option, in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's then life expectancy. The numerator of the fraction is 1 (one), and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner also may elect to receive distributions under a LED option which is determined on the joint life expectancy of the Owner and a beneficiary. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual distributions, and may terminate the LED option at any time. LED will cease automatically on the maximum Annuity Date permitted under the Contract at which time an annuity option must be chosen.

If an Owner makes withdrawals under the LED option prior to age 59 1/2, the withdrawals may be treated by the Internal Revenue Service ("IRS") as premature distributions from the Contract. The payments then would be taxed on an "income first" basis and be subject to a 10% federal tax penalty. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Contracts in General."

F.  DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the Beneficiary a death benefit, except where the Contract is continued in force as provided in "G. The Spouse of the Owner as Beneficiary." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the benefit is equal to the greatest of (1) the Accumulated Value under the Contract increased for any positive Market Value Adjustment; (2) gross payments decreased proportionately to reflect withdrawals (for each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal); or (3) the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments. The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments; or (c) the locked-in value of the death benefit at the first anniversary. The greatest of
(a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and
(c) will be decreased proportionately if withdrawals are taken.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit will never be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit will generally be paid to the Beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the Beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive a life annuity or an annuity for a period certain not extending beyond the Beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value will also be added to the Money Market Fund. The Beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the Beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

G.  THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole primary beneficiary, may by written request continue the Contract in lieu of receiving the amount payable upon death of the Owner. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value will also be added to the Money Market Fund. Additional payments may be made; however, a surrender charge will apply to these amounts. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract upon such new Owner's death.

H.  ASSIGNMENT

The Contract, other than those sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see "FEDERAL TAX CONSIDERATIONS."

I.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Annuity Date is selected by the Owner. To the extent permitted in the Owner's state, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. To the extent a fixed annuity payout option is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semiannually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment will be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except in the case where a commutable "period certain" option has been elected. Only beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

If the Owner does not elect otherwise, a variable life annuity with periodic payments for ten years guaranteed will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

J.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Value Portfolio, the Growth Portfolio, the International Growth Portfolio and the Strategic Income Portfolio. The Company also provides these same annuity payout options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity options or the fixed-amount options may be selected, or any of the variable annuity options may be selected in combination with any of the fixed-amount annuity options. Other annuity options may be offered by the Company.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the payee with the guarantee that if the payee should die before all payments have been made, the remaining annuity benefit payments will continue to the Beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING THE LIFETIME OF THE ANNUITANT ONLY. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments, however, will continue during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2) then periodic variable annuity benefit payments will continue to the Beneficiary until the number of such payments equals the number determined in (1).

       Where:  (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first payment, and

               (2) is the number of payments paid prior to the death of the payee.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the Beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the Beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to 30. This option may be commutable, that is, the payee reserves the right to receive a lump sum in place of installments, or it becomes non-commutable. The payee must reserve this right at the time benefits begin.

It should be noted that the period certain option does not involve a life contingency. In the computation of the payments under this option, the Company charges for annuity rate guarantees, which guarantees include a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under the period certain option to elect to convert to a variable annuity payout involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice. See "FEDERAL TAX CONSIDERATIONS" for a discussion of the possible adverse tax consequences of selecting a period certain option.

K.  ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the Annuitant's monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the product of (1) the net investment factor of the Sub-Account for the current Valuation Period and (2) a factor to adjust benefits to neutralize the assumed interest rate. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE FIRST AND SUBSEQUENT ANNUITY BENEFIT PAYMENTS. The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. Variable annuity benefit payments are due on the first of a month, which is the date the payment is to be received by the Annuitant, and currently are based on unit values as of the 15th day of the preceding month.

The Contract provides annuity rates which determine the dollar amount of the first periodic payment under each form of annuity for each $1,000 of applied value. For life option and non-commutable period certain options of ten or more years (six or more years under New York Contracts), the annuity value is the Accumulated Value less any premium taxes and adjusted for any Market Value Adjustment. For commutable period certain options or any period certain option less than ten years (less than six years under New York Contracts), the value is the Surrender Value less any premium tax. For a death benefit annuity, the annuity value will be the amount of the death benefit. The annuity rates in the Contract are based on a modification of the 1983(a) Individual Mortality Table on rates.

The amount of the first monthly payment depends upon the form of annuity selected, the sex (however, see "L. NORRIS Decision") and age of the Annuitant and the value of the amount applied under the annuity option. The variable annuity options offered by the Company are based on a 3 1/2% assumed interest rate. Variable payments are affected by the assumed interest rate used in calculating the annuity option rates. Variable annuity benefit payments will increase over periods when the actual net investment result of the Sub-Accounts funding the annuity exceeds the equivalent of the assumed interest rate for the period. Variable annuity benefit payments will decrease over periods when the actual net investment result of the respective Sub-Account is less than the equivalent of the assumed interest rate for the period.

The dollar amount of the first periodic annuity benefit payment under life annuity options and non-commutable period certain options of ten years or more (six or more years under New York Contracts) is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value. For commutable period certain options and any period certain option of less than ten years (less than six years under New York Contracts), the Surrender Value less premium taxes, if any, is used rather than the Accumulated Value. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Accounts to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date.

After the first benefit payment, the dollar amount of each periodic variable annuity benefit payment will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Accounts. The dollar amount of each fixed amount annuity benefit payment is fixed and will not change, except under the joint and two-thirds survivor annuity option.

From time to time, the Company may offer Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

For an illustration of a variable annuity benefit payment calculation using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS" in the SAI.

L.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

M.  COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the accounts selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX B, "SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT."

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge of 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Funds are described in the prospectuses and SAIs of Fulcrum, the Trust, AVIF, DGPF, Lazard, the MFS Trust and Oppenheimer.

A.  VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company makes a daily charge equal to an annual rate of 1.25% of the value of each Sub-Account's assets to cover the mortality and expense risk which the Company assumes in relation to the variable portion of the Contract. The charge is imposed during both the accumulation period and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given contract and the amount of expenses actually attributable to that contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract includes, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Funds. The prospectuses and SAIs of Fulcrum, the Trust, AVIF, DGPF, Lazard, the MFS Trust and Oppenheimer contain additional information concerning expenses of the Funds.

B.  CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract when the Accumulated Value is less than $100,000. Currently, the Contract fee is waived for contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee on such contracts in the future but only with respect to Contracts issued after the date of its decision to apply the fee to 401(k) contracts. Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the Value in each account. The portion of the charge deducted from each account will be equal to the percentage which the Value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Funds; investment managers or Sub-Advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    (1) if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these contracts at the time the payments are received); or

    (2) the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

D.  CONTINGENT DEFERRED SALES CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A contingent deferred sales charge is deducted, however, from the Accumulated Value of the Contract in the case of surrender of and/or withdrawals from the Contract or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the contingent deferred sales charge, the Accumulated Value is divided into three categories: (1) New Payments - payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments - accumulated payments not defined as New Payments; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any contingent deferred sales charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from any Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a contingent deferred sales charge. If a withdrawal is attributable all or in part to New Payments, a contingent deferred sales charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWALS. If the Contract is surrendered, or if New Payments are withdrawn, while the Contract is in force and before the Annuity Date, a contingent deferred sales charge may be imposed. The amount of the charge will depend upon the number of years that the New Payments, if any, to which the withdrawal is attributed have remained credited under the Contract. Amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the earliest New Payment and then from the next earliest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See "FEDERAL TAX CONSIDERATIONS" for a discussion of how withdrawals are treated for income tax purposes.)

      The Contingent Deferred Sales Charges are as follows:

 YEARS FROM
   DATE OF       CHARGE AS PERCENTAGE OF
   PAYMENT       NEW PAYMENTS WITHDRAWN
-------------  ---------------------------
 Less than 1                    7%
      2                         6%
      3                         5%
      4                         4%
      5                         3%
      6                         2%
      7                         1%
 Thereafter                     0%

The amount withdrawn equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total contingent deferred sales charge exceed a maximum limit of 7.0% of total gross New Payments. Such total charge equals the aggregate of all applicable contingent deferred sales charges for surrender, withdrawals, and annuitization.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE. The Company will waive the contingent deferred sales charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least 4 months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York where not permitted by state law, the Company will waive the contingent deferred sales charge in the event that an Owner (or the Annuitant, if the Owner is not an individual): (1) is admitted to a medical care facility after the issue date of the Contract and remains confined there until the later of one year after the issue date or 90 consecutive days; (2) is first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract; or (3) commencing one year after issue of the Contract, is confined to a hospice or receives home health services, with certification from a licensed physician that the confinement to the hospice or receipt of home health care services is expected to continue until death.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed in writing by a licensed "physician" and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where contingent deferred sales charges have been waived under any one of the four situations discussed above, no additional payments under the Contract will be accepted.

In addition, where permitted by law, the Company may reduce or waive contingent deferred sales charges and/ or credit additional amounts on Contracts issued where either the Owner or the Annuitant on the issue date is within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a Sales Agreement with the Company to sell the Contract; employees of the Company, its subsidiaries and affiliates; officers, directors, trustees and employees of any of the Funds, investment managers or sub-advisors; and the spouses, children and other legal dependants (under age 21) of such eligible persons.

In addition, from time to time the Company may reduce the amount of the contingent deferred sales, the period during which it applies, or both, and/or credit additional amounts on the Contract when the Contract is sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider (1) the size and type of group; (2) the total amount of payments to be received and the manner in which payments are remitted; (3) the purpose for which the Contract is being purchased and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). Finally, where permitted by law, contingent deferred sales charges may be waived under Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan. Any reduction or elimination in the amount or duration of the contingent deferred sales charge will not discriminate unfairly among Owners. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the contingent deferred sales charge is modified to effect certain exchanges of existing contracts issued by the Company for this Contract. See "EXCHANGE OFFER" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the contingent deferred sales charge, if any, on an amount ("Withdrawal Without Surrender Charge") equal to the greatest of (1), (2) or (3):

Where (1)     The Accumulated Value as of the Valuation Date coincident with or
is:           next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously withdrawn (Cumulative
              Earnings).
Where (2)     15% of the Accumulated Value as of the Valuation Date coincident with
is:           or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior withdrawals made in the same calendar year to which no contingent deferred sales charge was applied.
Where (3)     The amount calculated under the Company's life expectancy
is:           distribution (see Life Expectancy Distributions,) whether or not the withdrawal was part of such distribution (applies only if the
              Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge of $2,250, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 15% of Accumulated Value ($2,250); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge will first be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in-first-out ("LIFO") basis. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the contingent deferred sales load, if any, until the entire Withdrawal Without Surrender Charge amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable contingent deferred sales charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a contingent deferred sales charge on an amount equal to the greater of the Withdrawal Without Surrender Charge amount, described above, or the life expectancy distribution, if applicable.

Where an Owner who is a trustee under a pension plan surrenders, in whole or in part, the Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable contingent deferred sales charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amounts remaining under the Contract in the case of withdrawal, and important tax considerations, see "D. Surrender" and "E. Withdrawals" under "DESCRIPTION OF THE CONTRACT," and see "FEDERAL TAX CONSIDERATIONS."

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If any commutable period certain option or a non-commutable period certain option for less than ten years is chosen, a contingent deferred sales charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when the surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No contingent deferred sales charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any non-commutable period certain option for ten years or more. A Market Value Adjustment, however, may apply. See "GUARANTEE PERIOD ACCOUNTS."

If an owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such owner to exchange, at the time of annuitization, the fixed contract for the Contract offered in this Prospectus. The proceeds of the fixed contract, minus any contingent deferred sales charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

E.  TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year. For more information, see "C. Transfer Privilege."

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in this Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available under the Contract. Each Guarantee Period Account established for the Owner is accounted for separately in a non-unitized segregated account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when the Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period Account except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value will be automatically applied to a new Guarantee Period Account with the same duration unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date; or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Money Market Fund. Where amounts have been automatically renewed into a new Guarantee Period, the Company will transfer monies out of the renewed Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "F. Death Benefit." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                            [(1+i)/(1+j)](n/365) - 1

  where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example: 3% = 0.03) being credited to the current Guarantee Period;

         j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

         n is the number of days remaining from the effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B, "SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT."

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that on the last day of the Guarantee Period it will equal the amount of the entire initial payment. The required amount then will be allocated to the preselected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "A. Payments."

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "D. Surrender" and "E. Withdrawals." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a contingent deferred sales charge applies to the withdrawal, it will be calculated as set forth under "D. Contingent Deferred Sales Charge" after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with this Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). The Company files a consolidated tax return with its affiliates.

The IRS has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Code. The regulations provide that the investments of a segregated asset account underlying a variable annuity contract are diversified adequately if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. If the investments are not adequately diversified, the income on a contract, for any taxable year of the owner, would be treated as ordinary income received or accrued by the owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

A.  QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "D. Provisions Applicable to Qualified Employer Plans" below.

B.  TAXATION OF THE CONTRACTS IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Non-Natural Owners" below), be considered an annuity contract under Section 72 of the Code. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. If the Contract is surrendered or amounts are withdrawn prior to the Annuity Date, any withdrawal of investment gain in value over the cost basis of the Contract will be taxed as ordinary income. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the Contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the cost basis of the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Contract is recovered, the entire payment is taxable. If the annuitant dies before the cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under the LED option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts owned by "non-natural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed. With respect to payments made after February 28, 1986, however, a contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

C.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether or not the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

D.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

A qualified Contract may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to an Owner of a non-qualified Contract. Individuals purchasing a qualified Contract should review carefully any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits Self-Employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: this term covers all IRAs permitted under Section 408(b) of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract as described in this Prospectus. See "B. Right to Revoke Contract."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using the employees IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA Contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the Contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA Contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                                    REPORTS

The Owner is sent a report semi-annually which states certain financial information about the Funds. The Company also will furnish an annual report to the Owner containing a statement of his or her account, including unit values and other information as required by applicable law, rules and regulations.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., Contracts issued under Section 403(b) of the Code and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will first be withdrawn from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO (last-in, first-out) within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the Money Market Fund.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Fund are no longer available for investment or if in the Company's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by the Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds are also issued to other unaffiliated insurance companies ("shared funding"). Shares of the Funds may be offered to certain qualified retirement plans. It is conceivable that in the future such mixed funding, shared funding or sales to qualified plans may be disadvantageous for variable life owners, variable annuity owners or plan participants. Although the Company and the Trustees of Fulcrum, the Trust, AVIF, DGPF, Lazard, the MFS Trust and Oppenheimer do not currently foresee any such disadvantages to variable life insurance owners, variable annuity owners or plan participants, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company may be required to bear the attendant expenses.

If any of these substitutions or changes are made, the Company may, by appropriate endorsement, change the Contract to reflect the substitution or change and will notify Owners of all such changes. If the Company deems it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Variable Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other sub-accounts or other separate accounts of the Company.

The Company reserves the right, subject to compliance with applicable law, to
(1) transfer assets from the Variable Account or Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class, (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act, (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account, (5) to change the methodology for determining the net investment factor, and (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give the Owners the benefit of, any federal or state statute, rule or regulations, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                 VOTING RIGHTS

The Company will vote Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Fund together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Fund. During the accumulation phase, the number of Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the contract by the net asset value of one Fund share. During the annuity payout phase, the number of Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Fund share. Ordinarily, the Annuitant's voting interest in the Fund will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contract. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, member of the NASD, and an indirect wholly owned subsidiary of First Allmerica.

The Company pays commissions, not to exceed 6.0% of payments, to broker-dealers which sell the Contract. Alternative commission schedules are available with lower commission amounts based on payments plus ongoing annual compensation of up to 1% of Accumulated Value. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated contingent deferred sales charges and profits from the Company's General Account. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any contingent deferred sales charges assessed on the Contract will be retained by the Company.

The Company may receive 12b-1 fees from certain Underlying Funds as reimbursement for administrative and distribution support services. The Company may receive fees from the investment advisers or other service providers of certain Underlying Funds in return for providing certain services to Owners.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, Telephone 800-917-1909.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account and is made up of all of the general assets of the Company other than those allocated to the separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If the Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn, while the Contract is in force and before the Annuity Date, a contingent deferred sales charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract at least seven full contract years.

To the extent permitted by state law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments ("eligible payments") which are deposited into the Fixed Account under an Automatic Transfer Option (Dollar Cost Averaging election) that uses the Fixed Account as the source account from which automatic transfers are then processed. The following are not considered eligible payments: amounts transferred into the Fixed Account from the Variable Account and/or the Guarantee Period Accounts; amounts already in the Fixed Account at the time an eligible payment is deposited and amounts transferred to the Contract from another annuity contract issued by the Company.

An eligible payment must be automatically transferred out of the Fixed Account over a continuous six month period. The enhanced rate will apply during the six month period to any portion of the eligible payment remaining in the Fixed Account. Amounts automatically transferred out of the Fixed Account will no longer earn the enhanced rate of interest and, as of the date of transfer, will be subject to the variable investment performance of the sub-account(s) transferred into. If the automatic transfer option is terminated prior to the end of the six month period, the enhanced rate will no longer apply. The Company reserves the right to extend the period of time that the enhanced rate will apply.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender of the Owner's Account, based on hypothetical Accumulated Values.

                 HYPOTHETICAL     WITHDRAWAL         SURRENDER
   CONTRACT      ACCUMULATED   WITHOUT SURRENDER       CHARGE        SURRENDER
     YEAR           VALUE        CHARGE AMOUNT       PERCENTAGE       CHARGE
---------------  ------------  -----------------  ----------------  -----------
           1     $  54,000.00    $    8,100.00              7%      $  3,213.00
           2        58,320.00         8,748.00              6%         2,974.32
           3        62,985.60        12,985.60              5%         2,500.00
           4        68,024.45        18,024.45              4%         2,000.00
           5        73,466.40        23,466.40              3%         1,500.00
           6        79,343.72        29,343.72              2%         1,000.00
           7        85,691.21        35,691.21              1%           500.00
           8        92,546.51        42,546.51              0%             0.00

WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on hypothetical Accumulated Values.

                 HYPOTHETICAL                   WITHDRAWAL         SURRENDER
   CONTRACT      ACCUMULATED                 WITHOUT SURRENDER       CHARGE        SURRENDER
     YEAR           VALUE      WITHDRAWALS     CHARGE AMOUNT       PERCENTAGE       CHARGE
---------------  ------------  ------------  -----------------  ----------------  -----------
           1     $  54,000.00  $       0.00    $    8,100.00              7%       $    0.00
           2        58,320.00          0.00         8,748.00              6%            0.00
           3        62,985.60          0.00        12,985.60              5%            0.00
           4        68,024.45     30,000.00        18,024.45              4%          479.02
           5        41,066.40     10,000.00         6,159.96              3%          115.20
           6        33,551.72      5,000.00         5,032.76              2%            0.00
           7        30,835.85     10,000.00         4,625.38              1%           53.75
           8        22,502.72     15,000.00         3,375.41              0%            0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](n/365) - 1

The following examples assume:

1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

2.  The date of surrender is seven years (2555 days) from the expiration date.

3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)
Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor             =  [(1+i)/(1+j)] to the power of n/365 - 1

                                        =  [(1+.08)/(1+.10)] to the power of 2555/365 - 1

                                        =  (.98182) to the power of 7 - 1

                                        =  -.12054

    The market value                    =  the market value factor multiplied by the withdrawal
adjustment

                                        =  -.12054 X $62,985.60

                                        =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)
Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor             =  [(1+i)/(1+j)] to the power of n/365 - 1

                                        =  [(1+.08)/(1+.07)] to the power of 2555/365 - 1

                                        =  (1.0093) to the power of 7 - 1

                                        =  .06694

    The market value                    =  the market value factor multiplied by the withdrawal
adjustment

                                        =  .06694 X $62,985.60

                                        =  $4,216.26

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)
Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor             =  [(1+i)/(1+j)] to the power of n/365 - 1

                                        =  [(1+.08)/(1+.11)] to the power of 2555/365 - 1

                                        =  (.97297) to the power of 7 - 1

                                        =  -.17454

    The market value                    =  Minimum of the market value factor multiplied by the
adjustment                                 withdrawal or the negative of the excess interest earned
                                           over 3%

                                        =  Minimum of (-.17454 X $62,985.60 or -$8,349.25)

                                        =  Minimum of (-$10,993.51 or -$8,349.25)

                                        =  -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)
Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor             =  [(1+i)/(1+j)] to the power of n/365 - 1

                                        =  [(1+.08)/(1+.06)] to the power of 2555/365 - 1

                                        =  (1.01887) to the power of 7 - 1

                                        =  .13981

    The market value                    =  Minimum of the market value factor multiplied by the
adjustment                                 withdrawal or the excess interest earned over 3%

                                        =  Minimum of (.13981 X $62,985.60 or $8,349.25)

                                        =  Minimum of ($8,806.02 or $8,349.25)

                                        =  $8,349.25

                                PROSPECTUS SUPPLEMENT

                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               FULCRUM SEPARATE ACCOUNT

                                    SUPPLEMENT TO
                             PROSPECTUS DATED MAY 1, 1998
                                  SEPTEMBER 1, 1998


This Supplement replaces the prior supplement dated July 15, 1998.

Effective September 1, 1998:

-    the name of The Palladian Trust was changed to "The Fulcrum Trust."

- Pilgrim Baxter Analytic Investors, Inc. has replaced Stonehill Capital Management, Inc. as Portfolio Manager for The Growth Portfolio of the Trust.

- the name of the Global Strategic Income Portfolio has been changed to the "Strategic Income Portfolio" and its investment objective has been changed to the following: "The Strategic Income Portfolio seeks to make money for investors by investing for high current income and capital appreciation in a variety of fixed-income securities."

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS
         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS

This Prospectus describes interests under flexible payment deferred variable and fixed annuity contracts, known as the Fulcrum Fund Variable Annuity Contracts, which are issued either on a group basis or as individual contracts by First Allmerica Financial Life Insurance Company ("Company") to individuals and businesses in connection with retirement plans which may or may not qualify for special federal income tax treatment. (For information about the tax status when used with a particular type of plan, see "FEDERAL TAX CONSIDERATIONS.") Participation in a group contract will be accounted for by the issuance of a certificate describing the individual's interest under the group contract. Participation in an individual contract will be evidenced by the issuance of an individual contract. Certificates and individual contracts are referred to collectively herein as the "Contract(s)." The following is a summary of information about these Contracts. More detailed information can be found under the referenced captions in this Prospectus.

Contract values may accumulate on a variable basis in the Contract's Variable Account, known as the Fulcrum Separate Account. The Assets of the Variable Account are divided into Sub-Accounts, each investing exclusively in shares of one series of an underlying investment company. The following portfolios of The Palladian-SM- Trust are offered under the Contract:

                                VALUE PORTFOLIO
                                GROWTH PORTFOLIO
                         INTERNATIONAL GROWTH PORTFOLIO
                       GLOBAL STRATEGIC INCOME PORTFOLIO
                     GLOBAL INTERACTIVE/TELECOMM PORTFOLIO

The following series of Allmerica Investment Trust is offered under the
Contract:

                               MONEY MARKET FUND

In most jurisdictions, values also may be allocated on a fixed basis to the Fixed Account, which is part of the Company's General Account, and, during the accumulation period, to one or more of the Guarantee Period Accounts. Amounts allocated to the Fixed Account earn interest at a guaranteed rate for one year from the date allocated. Amounts allocated to a Guarantee Period Account earn a fixed rate of interest for the duration of the applicable Guarantee Period. The interest earned is guaranteed if held for the entire Guarantee Period. If removed prior to the end of the Guarantee Period, the value may be increased or decreased by a Market Value Adjustment. Amounts allocated to the Guarantee Period Accounts in the accumulation phase are held in the Company's Separate Account GPA.

Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 1998 filed with the Securities and Exchange Commission ("SEC") and incorporated herein by reference. The Table of Contents of the SAI is on page 4 of this Prospectus. The SAI is available upon request and without charge through Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, Telephone 800-917-1909.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF ALLMERICA INVESTMENT TRUST AND THE PALLADIAN TRUST. THE GLOBAL STRATEGIC INCOME PORTFOLIO MAY INVEST IN HIGHER YIELDING, LOWER RATED DEBT SECURITIES (SEE "INVESTMENT OBJECTIVES AND POLICIES"). INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               DATED MAY 1, 1998

THE CONTRACTS ARE OBLIGATIONS OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY AND ARE DISTRIBUTED BY ALLMERICA INVESTMENTS, INC. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT UNION. THE CONTRACTS ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO VARIOUS RISKS, INCLUDING THE FLUCTUATION OF VALUE AND POSSIBLE LOSS OF PRINCIPAL.

THE CONTRACTS OFFERED BY THIS PROSPECTUS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                               TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS......................    4
SPECIAL TERMS..............................................................    5
SUMMARY....................................................................    7
ANNUAL AND TRANSACTION EXPENSES............................................   12
CONDENSED FINANCIAL INFORMATION............................................   19
PERFORMANCE INFORMATION....................................................   20
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
 THE PALLADIAN-SM- TRUST AND ALLMERICA INVESTMENT TRUST....................   21
INVESTMENT OBJECTIVES AND POLICIES.........................................   23
DESCRIPTION OF THE CONTRACT................................................   24
  A.  Payments.............................................................   24
  B.  Right to Revoke Contract.............................................   25
  C.  Transfer Privilege...................................................   25
            Automatic Transfers and Automatic Account Rebalancing
              Options......................................................   25
  D.  Surrender............................................................   26
  E.  Withdrawals..........................................................   27
            Systematic Withdrawals.........................................   27
            Life Expectancy Distributions..................................   28
  F.  Death Benefit........................................................   28
            Death of the Annuitant Prior to the Annuity Date...............   28
            Death of an Owner Who is Not Also the Annuitant Prior to the
              Annuity Date.................................................   29
            Payment of the Death Benefit Prior to the Annuity Date.........   29
            Death of the Annuitant On or After the Annuity Date............   29
  G.  The Spouse of the Owner as Beneficiary...............................   29
  H.  Assignment...........................................................   29
  I.  Electing the Form of Annuity and the Annuity Date....................   30
  J.  Description of Variable Annuity Payout Options.......................   30
  K.  Annuity Benefit Payments.............................................   31
            The Annuity Unit...............................................   31
            Determination of the First and Subsequent Annuity Benefit
              Payments.....................................................   31
  L.  NORRIS Decision......................................................   32
  M. Computation of Values.................................................   33
            The Accumulation Unit..........................................   33
            Net Investment Factor..........................................   33
CHARGES AND DEDUCTIONS.....................................................   33
  A.  Variable Account Deductions..........................................   34
            Mortality and Expense Risk Charge..............................   34
            Administrative Expense Charge..................................   34
            Other Charges..................................................   34
  B.  Contract Fee.........................................................   34
  C.  Premium Taxes........................................................   35
  D.  Contingent Deferred Sales Charge.....................................   35
            Charge for Surrender and Withdrawals...........................   36
            Reduction or Elimination of Withdrawal Charge..................   36
            Withdrawal Without Surrender Charge............................   37
            Surrenders.....................................................   38
            Charge at the Time Annuity Benefit Payments Begin..............   38
  E.  Transfer Charge......................................................   38

GUARANTEE PERIOD ACCOUNTS..................................................   39
FEDERAL TAX CONSIDERATIONS.................................................   41
  A.  Qualified and Non-Qualified Contracts................................   41
  B.  Taxation of the Contracts in General.................................   42
            Withdrawals Prior to Annuitization.............................   42
            Annuity Payouts After Annuitization............................   42
            Penalty on Distribution........................................   42
            Assignments or Transfers.......................................   42
            Non-Natural Owners.............................................   43
            Deferred Compensation Plans of State and Local Governments and
              Tax-Exempt Organizations.....................................   43
  C.  Tax Withholding......................................................   43
  D.  Provisions Applicable to Qualified Employer Plans....................   43
            Corporate and Self-Employed Pension and Profit Sharing Plans...   43
            Individual Retirement Annuities................................   44
            Tax-Sheltered Annuities........................................   44
            Texas Optional Retirement Program..............................   44
REPORTS....................................................................   44
LOANS (QUALIFIED CONTRACTS ONLY)...........................................   44
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS..........................   45
CHANGES TO COMPLY WITH LAW AND AMENDMENTS..................................   46
VOTING RIGHTS..............................................................   46
DISTRIBUTION...............................................................   46
LEGAL MATTERS..............................................................   47
FURTHER INFORMATION........................................................   47
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.....................  A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT............  B-1

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY............................................    2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY.............    3
SERVICES...................................................................    3
UNDERWRITERS...............................................................    3
ANNUITY BENEFIT PAYMENTS...................................................    4
EXCHANGE OFFER.............................................................    5
PERFORMANCE INFORMATION....................................................    6
TAX-DEFERRED ACCUMULATION..................................................   12
FINANCIAL STATEMENTS.......................................................  F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the sum of the value of all Accumulation Units in the Sub-Accounts and of the value of all accumulations in the Fixed Account and Guarantee Period Accounts then credited to the Contract, on any date before the Annuity Date.

ACCUMULATION UNIT: a measure of the Owner's interest in a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin.

ANNUITY UNIT: a measure of the value of the periodic annuity benefit payments under the Contract.

FIXED ACCOUNT: the part of the Company's General Account that guarantees principal and a fixed minimum interest rate and to which all or a portion of a payment or transfer under this Contract may be allocated.

FIXED ANNUITY PAYOUT: an Annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period and is supported by assets in a non-unitized separate account.

GUARANTEED INTEREST RATE: the annual effective rate of interest after daily compounding credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER: the person, persons or entity entitled to exercise the rights and privileges under the Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account. Each Sub-Account available under the Contract invests exclusively in the shares of a corresponding portfolio of The Palladian-SM- Trust or fund of Allmerica Investment Trust.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any Contract fee, contingent deferred sales charge, and Market Value Adjustment.

UNDERLYING FUNDS (OR FUNDS): the portfolios of The Palladian-SM- Trust and the fund of Allmerica Investment Trust which are offered under the Contract. These are: the Value Portfolio, Growth Portfolio, International Growth Portfolio, Global Strategic Income Portfolio, and Global Interactive/Telecomm Portfolio of The Palladian-SM- Trust, and the Money Market Fund of Allmerica Investment Trust.

VALUATION DATE: a day on which the net asset value of the shares of any of the Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal, or surrender of a Contract was received) when there is a sufficient degree of trading in a Fund's portfolio securities such that the current net asset value of the Sub-Accounts may be materially affected.

VARIABLE ACCOUNT: the Fulcrum Account, one of the Company's Separate Accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an Annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Funds.

                                    SUMMARY

WHAT IS THE FULCRUM FUND VARIABLE ANNUITY?

The Fulcrum Fund Variable Annuity contract is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

- a customized investment portfolio

- experienced professional investment advisers who are paid on an incentive fee basis

- tax deferral on earnings

- guarantees that can protect your family during the accumulation phase

- income that can be guaranteed for life

- issue age up to your 90th birthday

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, your initial payment and any additional payments you choose to make may be allocated among the Sub-Accounts investing in the portfolios of securities (the "Underlying Funds"), to the Guarantee Period Accounts, and to the Fixed Account. You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. The Contract's Accumulated Value is based on the investment performance of the Funds and any accumulations in the Guarantee Period and Fixed Accounts. No income taxes are paid on any earnings under the Contract unless and until Accumulated Values are withdrawn. In addition, during the accumulation phase, the beneficiaries receive certain protections and guarantees in the event of the Annuitant's death. See discussion below: "WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?"

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

- periodic payments for your lifetime (assuming you are the Annuitant);

- periodic payments for your life and the life of another person selected by you;

- periodic payments for your lifetime with guaranteed payments continuing to the beneficiary for ten years in the event that you die before the end of ten years;

- periodic payments over a specified number of years (1 to 30); under this option you may reserve the right to convert remaining payments to a lump sum payout by electing a "commutable" option.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, First Allmerica Financial Life Insurance Company (the "Company"). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of payments are flexible, subject to the minimum and maximum payments stated in "A. Payments."

WHAT ARE MY INVESTMENT CHOICES?

The Contract permits net payments to be allocated among the Funds, the Guarantee Period Accounts, and the Fixed Account.

You have a choice of six Funds:

-Value Portfolio of The Palladian-SM- Trust
  Managed by GAMCO Investors, Inc.

-Growth Portfolio of The Palladian-SM- Trust
  Managed by Stonehill Capital Management, Inc.

-International Growth Portfolio of The Palladian-SM- Trust
  Managed by Bee & Associates Incorporated

-Global Strategic Income Portfolio of The Palladian-SM- Trust
  Managed by Allmerica Asset Management, Inc.

-Global Interactive/Telecomm Portfolio of The Palladian-SM- Trust
  Managed by GAMCO Investors, Inc.

-Money Market Fund of Allmerica Investment Trust
  Managed by Allmerica Asset Management, Inc.

This range of investment choices enables you to allocate your money among the Funds to meet your particular investment needs. For a more detailed description of the Funds, see "INVESTMENT OBJECTIVES AND POLICIES."

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see "GUARANTEE PERIOD ACCOUNTS."

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

WHO ARE THE INVESTMENT ADVISERS?

THE PALLADIAN-SM- TRUST. Allmerica Financial Investment Management Services, Inc. ("AFIMS"), an affiliate of the Company, serves as overall manager of The Palladian-SM- Trust and is responsible for administrative and general supervisory services to the Portfolios. The Palladian-SM- Trust and AFIMS have entered into Sub-Adviser Agreements with certain investment advisers for investment management services for the Portfolios.

The Portfolio Managers of the five Portfolios of The Palladian-SM- Trust are as follows:

PORTFOLIO                                      PORTFOLIO MANAGER
---------------------------------------------  ---------------------------------------------
Value Portfolio                                GAMCO Investors, Inc.
Growth Portfolio                               Stonehill Capital Management, Inc.
International Growth Portfolio                 Bee & Associates Incorporated
Global Strategic Income Portfolio              Allmerica Asset Management, Inc.
Global Interactive/Telecomm Portfolio          GAMCO Investors, Inc.

The Portfolio Managers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

ALLMERICA INVESTMENT TRUST. AFIMS is the investment manager of Allmerica Investment Trust and, subject to the direction of its Board of Trustees, handles the day-to-day affairs of the Trust. AFIMS has entered into a Sub-Adviser Agreement with its affiliate, Allmerica Asset Management, Inc., for investment management services for the Money Market Fund.

For more information, see "DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, THE PALLADIAN-SM- TRUST AND ALLMERICA INVESTMENT TRUST."

CAN I MAKE TRANSFERS AMONG THE FUNDS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. See "C. Transfer Privilege." The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before your annuity payout phase begins. Each year you can take without a surrender charge the greatest of 100% of cumulative earnings, 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy if the Owner is a trust or other non-natural person. A 10% tax penalty may apply on all amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but may be subject to the surrender charge for payments that have not been invested in the Contract for more than seven years. (A Market Value Adjustment, which may increase or decrease the value of your account, may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, except in New York where not permitted under state law, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility, become disabled or are diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge."

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

- The Accumulated Value increased by any positive Market Value Adjustment;

- Gross payments, decreased proportionately to reflect withdrawals; or

- The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals,.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments. The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or
(c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

If an Owner who is not also the Annuitant dies during the accumulation phase, the death benefit will equal the Accumulated Value of the Contract increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "F. Death Benefit.")

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value is less than $100,000 on each Contract anniversary and upon surrender, a $30 Contract fee will be deducted from the Contract. The Contract fee is waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity payout options, you may be subject to a contingent deferred sales charge. If applicable, this charge will be between 1% and 7% of payments withdrawn, based on when the payments were made.

A deduction for state and local premium taxes, if any, may be made as described under "C. Premium Taxes."

The Company will deduct a daily Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each Underlying Fund. The

Funds will incur certain management fees and expenses which are more fully described in "Other Charges" and in the prospectuses for the Funds, which accompany this Prospectus.

CAN I EXAMINE THE CONTRACT?

Yes. The Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. If you cancel the Contract, you will receive a refund of the greater of (1) any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted), or (2) your entire payment. In New York, you will receive a refund equal to your entire payment. See "B. Right to Revoke Contract."

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

There are several changes you can make after receiving the Contract:

- You may assign your ownership to someone else, except under certain qualified plans.

- You may change the beneficiary, unless you have irrevocably designated a beneficiary.

- You may change your allocation of payments.

- You may make transfers of Contract value among your current investments without any tax consequences.

- You may cancel the Contract within ten days of delivery (or longer if required by state law).

                        ANNUAL AND TRANSACTION EXPENSES

The following tables show charges under your Contract, expenses of the Sub-Accounts, and expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and deducted as described under "Premium Taxes."

                                                                                           YEARS FROM
CONTRACT CHARGES                                                                         DATE OF PAYMENT   CHARGE
---------------------------------------------------------------------------------------  ---------------  ---------
CONTINGENT DEFERRED SALES CHARGE:                                                              0-1           7%
This charge may be assessed upon surrender, withdrawal or annuitization under any               2            6%
commutable period certain option or a noncommutable period certain option of less than          3            5%
ten years. The charge is a percentage of payments applied to the amount surrendered (in         4            4%
excess of any amount that is without a surrender charge) within the indicated time              5            3%
period.                                                                                         6            2%
                                                                                                7            1%
                                                                                           Thereafter        0%

TRANSFER CHARGE:                                                                                            None
The Company currently makes no charge for transfers, and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

ANNUAL CONTRACT FEE:                                                                                         $30
The $30 Contract fee is deducted annually and upon surrender when Accumulated Value is less than $100,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

VARIABLE ACCOUNT ANNUAL EXPENSES:
(on an annual basis as a percentage of average daily net assets)
Mortality and Expense Risk Charge:                                                                          1.25%
Administrative Expense Charge:                                                                              0.20%
                                                                                                          ---------
Total Annual Expenses:                                                                                      1.45%
                                                                                                          ---------
                                                                                                          ---------

UNDERLYING FUND EXPENSES:

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Funds. For more information concerning fees and expenses, see the prospectuses of the Funds.

The following table gives certain fee and expense information for the Funds for 1997. However, a performance-based management fee is provided for under the Management Agreements for the Portfolios of The Palladian-SM- Trust (the "Portfolios"). The base fee is 2.00%, but the actual fee may vary from between 0.00% to

4.00%, depending on a Portfolio's performance. Because of the possibility of wide variations in the management fees from year-to-year, hypothetical expense information assuming fees of 0.00%, 2.00% and 4.00%, is also shown below under "MORE INFORMATION ABOUT PERFORMANCE FEES."

                                                                    OTHER EXPENSES
                                                                      (AFTER ANY
                                                    MANAGEMENT        APPLICABLE       TOTAL FUND
FUND                                                   FEES         REIMBURSEMENT)      EXPENSES
------------------------------------------------  ---------------  -----------------  -------------
Value Portfolio.................................         0.14%(1)          1.00%(2)         1.14%
Growth Portfolio................................         0.20%(1)          1.00%(2)         1.20%
International Growth Portfolio..................         0.58%(1)          1.20%(2)         1.78%
Global Strategic Income Portfolio...............         0.40%(3)          1.20%(2)         1.60%
Global Interactive/Telecomm Portfolio...........         0.27%(1)          1.20%(2)         1.47%
Money Market Fund...............................         0.27%             0.08%            0.35%(4)

(1) A performance based advisory fee is in effect, which fee may vary anywhere from 0.00% to 4.00%.

(2) Restated to reflect the expense limitation in effect during 1998. AFIMS has agreed to limit operating expenses and reimburse those expenses to the extent that the Portfolios' "other expenses" during 1998 (i.e., expenses other than management fees) exceed the following expense limitations: 1.00% for the Value Portfolio, 1.00% for the Growth Portfolio, 1.20% for the International Growth Portfolio, 1.20% for the Global Strategic Income Portfolio, and 1.20% for the Global Interactive/Telecomm Portfolio. The limitations are in effect through December 31, 1998. Without the effect of the expense limitations, the 1997 "Other Expenses" ratios would have been the following: 4.75% for the Value Portfolio, 6.12% for the Growth Portfolio, 7.11% for the International Growth Portfolio, 6.68% for the Global Strategic Income Portfolio, and 7.26% for the Global Interactive/Telecomm Portfolio.

(3) The actual management fee for the Global Strategic Income Portfolio for 1997 was 0.41%. The fee has been restated to 0.40% because, effective April 13, 1998, a new Portfolio Manager is in place. At a meeting of the Board of Trustees of The Palladian-SM- Trust ("Board") which was held on April 9, 1998, the Board approved a new Portfolio Management Agreement with Allmerica Asset Management, Inc. ("AAM"). The Portfolio Management Agreement is subject to the approval of shareholders at a meeting scheduled to be held no later than June 8, 1998. The Portfolio Management Agreement provides that during the Portfolio Manager's first year of service, the Portfolio will pay a fixed annual fee of 0.80% of average daily net assets, rather than paying a performance-based fee. After the twelfth full calendar month has elapsed under the Portfolio Management Agreement, the performance-based fee will be in effect. Although the Agreement sets the fee at 0.80% through April 30, 1999, the fee is subject to two important limitations. First, until June 8, 1998, when the Portfolio Management Agreement is to be presented at a shareholder meeting for approval, the fee will be calculated at the lesser of the following two rates: (1) 0.80%; and (2) the rate that would have applied under the old advisory agreement. The latter rate varies based on prior performance, but as noted above was 0.41% for 1997. Second, the Manager and the Portfolio Manager have voluntarily agreed to limit their fee from June 9, 1998 through April 30, 1999 to an annual rate of 0.40%. See the Prospectus of The Palladian-SM- Trust for more information.

(4) Under the Management Agreement with Allmerica Investment Trust, AFIMS has declared a voluntary expense limitation of 0.60% for the Money Market Fund, but the expenses of the Money Market Fund did not exceed the cap in 1997. The limitation may be terminated at any time.

EXAMPLES

The following examples demonstrate the cumulative expenses which would be paid at one, three, five, and ten years, assuming the 1997 expenses set forth above, a $1,000 investment in a Sub-Account and a 5% annual return on assets, as required by rules of the SEC.

(1) IF, AT THE END OF THE APPLICABLE TIME PERIOD, YOU SURRENDER THE CONTRACT OR ANNUITIZE* UNDER A COMMUTABLE PERIOD CERTAIN OPTION OR A NON-COMMUTABLE PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS, OR ANY FIXED PERIOD CERTAIN OPTION, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING A 5% ANNUAL RETURN ON ASSETS:

 FUND                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
 ----------------------------------------  ------  -------  -------  --------
 Value Portfolio.........................    $88     $127     $168     $296
 Growth Portfolio........................    $88     $129     $171     $302
 International Growth Portfolio..........    $94     $146     $199     $357
 Global Strategic Income Portfolio.......    $92     $141     $191     $341
 Global Interactive/Telecomm Portfolio...    $91     $137     $184     $328
 Money Market Fund.......................    $80     $105     $130     $216

(2) IF, AT THE END OF THE APPLICABLE TIME PERIOD, YOU ANNUITIZE* UNDER A LIFE OPTION OR A NON-COMMUTABLE PERIOD CERTAIN OPTION OF TEN YEARS OR LONGER, OR IF YOU DO NOT SURRENDER OR ANNUITIZE THE CONTRACT, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING A 5% ANNUAL RETURN ON ASSETS:

 FUND                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
 ----------------------------------------  ------  -------  -------  --------
 Value Portfolio.........................    $27     $ 82     $140     $296
 Growth Portfolio........................    $27     $ 84     $143     $302
 International Growth Portfolio..........    $33     $101     $171     $357
 Global Strategic Income Portfolio.......    $31     $ 96     $163     $341
 Global Interactive/Telecomm Portfolio...    $30     $ 92     $156     $328
 Money Market Fund.......................    $19     $ 58     $100     $216

As required in rules promulgated under the Investment Company Act of 1940 (the "1940 Act"), the Contract fee is reflected in the examples by a method to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is deducted only when the Accumulated Value is less than $100,000. Lower costs apply to Contracts issued to a 401(k) plan.

* The Contract fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization under an option including a life contingency or under a noncommutable period certain option of ten years or longer.

MORE INFORMATION ABOUT PERFORMANCE FEES

The tables below show the expenses of the Portfolios of The Palladian-SM- Trust as if the Portfolios paid performance based management fees of 0%, 2%, and 4%, respectively.

A performance-based management fee is currently in effect for the Portfolios of The Palladian-SM- Trust, other than the Global Strategic Income Portfolio. The base fee is 2.00%, but the actual fee may vary from between 0.00% to 4.00%, depending on the Portfolio's performance. The base fee of 2.00% will be paid if the Portfolio's performance (net of all fees and expenses, including the management fee) is between 1.5 and 3.0 percentage points higher than the applicable benchmark index. A fee of 4.00% will be paid only if the Portfolio's performance (net of all fees and expenses, including the management fee) is at least 7.5 percentage points higher than the applicable benchmark index. No fee will apply if the Portfolio's performance is more than 3.0 percentage points lower than the applicable benchmark index; see the prospectus of The Palladian-SM- Trust for more details. Because of this variation, expense information assuming fees of 0.00%, 2.00% and 4.00% is shown below. The fee, however, could be any figure between 0.00% and 4.00%. In 1997, the actual management fees were 0.14% for the Value Portfolio, 0.20% for the Growth Portfolio, 0.58% for the International Growth Portfolio, and 0.27% for the Global Interactive/Telecomm Portfolio.

For the first 12 full calendar months after a new Portfolio Manager is hired (or, in the case of a Portfolio that had only one Portfolio Manager, for the first 12 full calendar months of operations), the advisory agreement set the management fee at an annual rate of 0.80% of the Portfolio's average daily net assets. As of the date of this prospectus, this initial fee is relevant for only one Portfolio -- the Global Strategic Income Portfolio. That Portfolio has retained Allmerica Asset Management Inc. ("AAM") as Portfolio Manager effective April 13, 1998. The Portfolio Management Agreement with AAM provides that, during AAM's first year of service the Portfolio will pay a fixed annual fee of 0.80% of average daily net assets, rather than paying a performance-based fee. After the twelfth full calendar month has elapsed under the Portfolio Management Agreement, the performance-based fee arrangement described above will be in effect. However, AFIMS and AAM have voluntarily agreed that for the first year (through April 30, 1999) the management fee will be capped at 0.40%. The fee is subject to additional limitations. For more information, see Footnote 3, below, and the prospectus for The Palladian-SM- Trust.

EXAMPLE 1 -- ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST.

(For the fee to be 0.00% a Portfolio's performance, net of all fees and expenses, would have to be more than 3.0 percentage points below the benchmark index.)

                                                                     OTHER EXPENSES
                                                                       (AFTER ANY         TOTAL
                                                     MANAGEMENT        APPLICABLE       OPERATING
FUND                                                    FEES         REIMBURSEMENT)     EXPENSES
-------------------------------------------------  ---------------  -----------------  -----------
Value Portfolio..................................         0.00%(1)          1.00%(2)        1.00%
Growth Portfolio.................................         0.00%(1)          1.00%(2)        1.00%
International Growth Portfolio...................         0.00%(1)          1.20%(2)        1.20%
Global Strategic Income Portfolio................         0.00%(3)          1.20%(2)        1.20%
Global Interactive/Telecomm Portfolio............         0.00%(1)          1.20%(2)        1.20%
Money Market Fund................................         0.27%             0.08%           0.35%(4)

EXAMPLE 2 -- ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST.

(For the fee to be 2.00%, a Portfolio's performance, net of all fees and expenses, would have to be between 1.5 and 3.0 percentage points higher than the benchmark index.)

                                                                     OTHER EXPENSES
                                                                       (AFTER ANY         TOTAL
                                                     MANAGEMENT        APPLICABLE       OPERATING
FUND                                                    FEES         REIMBURSEMENT)     EXPENSES
-------------------------------------------------  ---------------  -----------------  -----------
Value Portfolio..................................         2.00%(1)          1.00%(2)        3.00%
Growth Portfolio.................................         2.00%(1)          1.00%(2)        3.00%
International Growth Portfolio...................         2.00%(1)          1.20%(2)        3.20%
Global Strategic Income Portfolio................         2.00%(3)          1.20%(2)        3.20%
Global Interactive/Telecomm Portfolio............         2.00%(1)          1.20%(2)        3.20%
Money Market Fund................................         0.27%             0.08%           0.35%(4)

EXAMPLE 3 -- ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST.

(For the fee to be 4.00%, a Portfolio's performance, net of all fees and expenses, would have to be at least 7.5 percentage points higher than the benchmark index.)

                                                                     OTHER EXPENSES
                                                                       (AFTER ANY         TOTAL
                                                     MANAGEMENT        APPLICABLE       OPERATING
FUND                                                    FEES         REIMBURSEMENT)     EXPENSES
-------------------------------------------------  ---------------  -----------------  -----------
Value Portfolio..................................         4.00%(1)          1.00%(2)        5.00%
Growth Portfolio.................................         4.00%(1)          1.00%(2)        5.00%
International Growth Portfolio...................         4.00%(1)          1.20%(2)        5.20%
Global Strategic Income Portfolio................         4.00%(3)          1.20%(2)        5.20%
Global Interactive/Telecomm Portfolio............         4.00%(1)          1.20%(2)        5.20%
Money Market Fund................................         0.27%             0.08%           0.35%(4)

------------------------

(1) A performance based advisory fee is in effect, which fee may vary anywhere from 0.00% to 4.00%.

(2) AFIMS has agreed to limit operating expenses and reimburse those expenses to the extent that the "other expenses" of the Portfolios during 1998 (i.e., expenses other than management fees) exceed the following expense limitations:
1.00% for the Value Portfolio, 1.00% for the Growth Portfolio, 1.20% for the International Growth Portfolio, 1.20% for the Global Strategic Income Portfolio, and 1.20% for the Global Interactive/Telecomm Portfolio. The limitations are in effect through December 31, 1998. For the Value Portfolio and the Growth Portfolio, different expense limitations were in effect during 1997. Without the effect of the expense limitations, the 1997 "Other Expenses" ratios would have been 4.75% for the Value Portfolio, 6.12% for the Growth Portfolio, 7.11% for the International Growth Portfolio, 6.68% for the Global Strategic Income Portfolio, and 7.26% for the Global Interactive/Telecomm Portfolio.

(3) The actual management fee for the Global Strategic Income Portfolio for 1997 was 0.41%. The fee has been restated to 0.40% because, effective April 13, 1998, a new Portfolio Manager is in place. At a meeting of the Board of Trustees of The Palladian-SM- Trust ("Board") which was held on April 9, 1998, the Board approved a new Portfolio Management Agreement with Allmerica Asset Management, Inc. ("AAM"). The Portfolio Management Agreement is subject to the approval of shareholders at a meeting scheduled to be held no later than June 8, 1998. The Portfolio Management Agreement provides that during the Portfolio Manager's first year of service, the Portfolio will pay a fixed annual fee of 0.80% of average daily net assets, rather than paying a performance-based fee. After the twelfth full calendar month has elapsed under the Portfolio Management Agreement, the performance-based fee will be in effect. Although the Agreement sets the fee at 0.80% through April 30, 1999, the fee is subject to two important limitations. First, until June 8, 1998, when the Portfolio Management Agreement is to be presented at a shareholder meeting for approval, the fee will be calculated at the lesser of the following two rates: (1) 0.80%; and (2) the rate that would have applied under the old advisory Agreement. The latter rate varies based on prior performance, but as noted above was 0.41% for 1997. Second, the Manager and the Portfolio Manager have voluntarily agreed to limit their fee from June 9, 1998 through April 30, 1999 to an annual rate of 0.40%. See the Prospectus of The Palladian-SM- Trust for more information.

(4) Under the Management Agreement with Allmerica Investment Trust, AFIMS has declared a voluntary expense limitation of 0.60% for the Money Market Fund, but the expenses of the Money Market Fund did not exceed the cap in 1997. The limitation may be terminated at any time.

EXAMPLES BASED ON HYPOTHETICAL PERFORMANCE FEES OF THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST.

The information given under the following hypothetical examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. In particular, because the advisory fee of the five Portfolios of The Palladian-SM- Trust may vary from 0.00% to 4.00% depending on performance, three separate examples are provided:
Example (1) assumes that no advisory fee is paid for each of the five Portfolios; Example (2) assumes that the advisory fee for the five Portfolios is paid at the annual rate of 2.00%; and Example (3) assumes that the advisory fee is paid at the annual rate of 4.00%.

(1) IF, AT THE END OF THE APPLICABLE PERIOD, YOU SURRENDER THE CONTRACT OR ANNUITIZE* UNDER A COMMUTABLE PERIOD CERTAIN OPTION OR A NON-COMMUTABLE PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS, OR ANY FIXED PERIOD CERTAIN OPTION, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING A 5% ANNUAL RETURN ON ASSETS:

EXAMPLE 1 -- ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST

 FUND                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
 ----------------------------------------  ------  -------  -------  --------
 Value Portfolio.........................    $86     $123     $161     $283
 Growth Portfolio........................    $86     $123     $161     $283
 International Growth Portfolio..........    $88     $129     $171     $302
 Global Strategic Income Portfolio.......    $88     $129     $171     $302
 Global Interactive/Telecomm Portfolio...    $88     $129     $171     $302
 Money Market Fund.......................    $80     $105     $130     $216

EXAMPLE 2 -- ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST

 FUND                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
 ----------------------------------------  ------  -------  -------  --------
 Value Portfolio.........................   $105     $180     $255     $462
 Growth Portfolio........................   $105     $180     $255     $462
 International Growth Portfolio..........   $107     $185     $263     $478
 Global Strategic Income Portfolio.......   $107     $185     $263     $478
 Global Interactive/Telecomm Portfolio...   $107     $185     $263     $478
 Money Market Fund.......................   $ 80     $105     $130     $216

EXAMPLE 3 -- ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST

 FUND                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
 ----------------------------------------  ------  -------  -------  --------
 Value Portfolio.........................    $124    $233     $340     $609
 Growth Portfolio........................    $124    $233     $340     $609
 International Growth Portfolio..........    $126    $239     $348     $623
 Global Strategic Income Portfolio.......    $126    $239     $348     $623
 Global Interactive/Telecomm Portfolio...    $126    $239     $348     $623
 Money Market Fund.......................    $80     $105     $130     $216

(2) IF, AT THE END OF THE APPLICABLE TIME PERIOD, YOU ANNUITIZE* UNDER A LIFE OPTION OR A NON-COMMUTABLE PERIOD CERTAIN OPTION OF TEN YEARS OR LONGER, OR IF YOU DO NOT SURRENDER OR ANNUITIZE THE CONTRACT, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING A 5% ANNUAL RETURN ON ASSETS:

EXAMPLE 1 -- ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST

 FUND                                      1 YEAR  3 YEARS   5 YEARS  10 YEARS
 ----------------------------------------  ------  -------   -------  --------
 Value Portfolio.........................    $25     $78       $133     $283
 Growth Portfolio........................    $25     $78       $133     $283
 International Growth Portfolio..........    $27     $84       $143     $302
 Global Strategic Income Portfolio.......    $27     $84       $143     $302
 Global Interactive/Telecomm Portfolio...    $27     $84       $143     $302
 Money Market Fund.......................    $19     $58       $100     $216

EXAMPLE 2 -- ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST

 FUND                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
 ----------------------------------------  ------  -------  -------  --------
 Value Portfolio.........................    $45     $136     $228     $462
 Growth Portfolio........................    $45     $136     $228     $462
 International Growth Portfolio..........    $47     $142     $238     $478
 Global Strategic Income Portfolio.......    $47     $142     $238     $478
 Global Interactive/Telecomm Portfolio...    $47     $142     $238     $478
 Money Market Fund.......................    $19     $ 58     $100     $216

EXAMPLE 3 -- ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST*(1)

 FUND                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
 ----------------------------------------  ------  -------  -------  --------
 Value Portfolio.........................    $65     $193     $316     $609
 Growth Portfolio........................    $65     $193     $316     $609
 International Growth Portfolio..........    $67     $198     $325     $623
 Global Strategic Income Portfolio.......    $67     $198     $325     $623
 Global Interactive/Telecomm Portfolio...    $67     $198     $325     $623
 Money Market Fund.......................    $19     $ 58     $100     $216

------------------------

(1) In order to have a 5% annual return and a management fee of 4%, the performance of the Portfolios of The Palladian-SM- Trust would have to be 9% before the deduction of the 4% fee resulting in performance of 5% and the benchmark index would have to decrease at least 2.5 percentage points (meaning the Portfolio's performance after fees and expenses was at least 7.5 percentage points better than the benchmark index.

As required in rules promulgated under the Investment Company Act of 1940 (the "1940 Act"), the Contract fee is reflected in the examples by a method to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.075%, and the amount of the Contract fee is assumed to be $0.75 in the examples. The Contract fee is deducted only when the Accumulated Value is less than $100,000. Lower costs apply to Contracts issued to a 401(k) plan.

* The Contract fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization under an option including a life contingency or under a noncommutable period certain option of ten years or longer.

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            FULCRUM SEPARATE ACCOUNT

SUB-ACCOUNT                                                                              1997
-------------------------------------------------------------------------------------  ---------
VALUE PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      1.049
Number of Units Outstanding at End of Period (in thousands)..........................        483
GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      0.867
Number of Units Outstanding at End of Period (in thousands)..........................        313
INTERNATIONAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      0.881
Number of Units Outstanding at End of Period (in thousands)..........................         85
GLOBAL STRATEGIC INCOME PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      0.998
Number of Units Outstanding at End of Period (in thousands)..........................         41
GLOBAL INTERACTIVE/TELECOMM PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      1.105
Number of Units Outstanding at End of Period (in thousands)..........................        211
MONEY MARKET FUND
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      1.010
Number of Units Outstanding at End of Period (in thousands)..........................          8

                            PERFORMANCE INFORMATION

This Contract first was offered to the public in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on the periods that the Sub-Accounts have been in existence and the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return for the periods that the Sub-Accounts have been in existence are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the Underlying Fund charges, the $30 annual Contract fee and the contingent deferred sales charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns for the periods that the Sub-Accounts have been in existence are calculated in exactly the same manner and for the same periods of time except that it does not reflect the contingent deferred sales charge but assumes that the Contract is not surrendered at the end of the periods shown.

Additional performance may also be shown calculated in exactly the same manner as described above, however, the period of time may be based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

For more detailed information about these performance calculations, including actual formulas and performance numbers, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE

GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Funds.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
            THE PALLADIAN-SM- TRUST, AND ALLMERICA INVESTMENT TRUST

THE COMPANY

The Company, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and formerly known as State Mutual Life Assurance Company of America, converted to a stock life insurance company on October 16, 1995, and adopted its present name. The Company is the fifth oldest life insurance company in America. As of December 31, 1997, the Company and its subsidiaries had over $16.3 billion in combined assets, and over $43.8 billion in life insurance in force. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office is located at 440 Lincoln Street, Worcester, MA 01653, Telephone 508-855-1000 ("Principal Office").

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies, to regulation by the Commissioner of Insurance of Massachusetts, and to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT

The Fulcrum Separate Account (the "Variable Account") is a separate investment account of the Company with six Sub-Accounts. The assets used to fund the variable portions of the Contracts are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains, or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Variable Account was authorized by vote of the Board of Directors of the Company on June 13, 1996. The Variable Account meets the definition of "separate account" under federal securities laws and is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision of management or investment practices or policies of the Variable Account by the SEC.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts.

THE PALLADIAN-SM- TRUST. The Palladian-SM- Trust was established as a Massachusetts business trust on September 8, 1993, and is registered with the SEC as a management investment company. Five investment portfolios (the "Portfolios") are currently available under the Contract. The assets of each Portfolio are held separate from the assets of the other Portfolios. Each Portfolio operates as a separate investment vehicle and the income or losses of one Portfolio have no effect on the investment performance of another Portfolio. Shares of The Palladian-SM- Trust are not offered to the general public, but solely to separate accounts of insurance companies for the purpose of providing a vehicle for the investment of assets.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as overall manager of The Palladian-SM- Trust and is responsible for general investment supervisory services to the Portfolios. The Palladian-SM- Trust and AFIMS have retained several Portfolio Managers to manage the assets of each Portfolio. AFIMS is located at 440 Lincoln Street, Worcester, MA 01653.

The five Portfolios of The Palladian-SM- Trust and their respective Portfolio Managers are as follows:

PORTFOLIO                                      PORTFOLIO MANAGER
---------------------------------------------  ---------------------------------------------

The Value Portfolio                            GAMCO Investors, Inc.
The Growth Portfolio                           Stonehill Capital Management, Inc.
The International Growth Portfolio             Bee & Associates Incorporated
The Global Strategic Income Portfolio          Allmerica Asset Management, Inc.
The Global Interactive/Telecomm Portfolio      GAMCO Investors, Inc.

Allmerica Asset Management, Inc. ("AAM") is an affiliate of the Company and of AFIMS. The other Portfolio Managers are not affiliated with the Company or with AFIMS.

The Palladian-SM- Trust currently pays AFIMS and the Portfolio Managers a monthly fee (the "management fee") based on the average daily net assets of each Portfolio. For the first year that a new Portfolio Manager is hired (or, in the case of a Portfolio that has had only one Portfolio Manager, for the first year of operations) the advisory fee is set at an annual rate of 0.80% of the Portfolio's average daily net assets. After the twelfth full calendar month has elapsed, the performance-based fee will be in effect. As of the date of this prospectus, this first year fee arrangement is in effect for only one Portfolio -- the Global Strategic Income Portfolio.

Other than for the Global Strategic Income Portfolio, each Portfolio Manager is currently paid on an incentive fee basis, which could result in either higher than average management fees or, possibly, no management fee at all, depending on how well each Portfolio Manager performs. There are two components to the management fee: the basic fee and the incentive fee. The management fee is structured to vary based upon the Portfolio's performance (after expenses) compared to that of an appropriate market benchmark selected for that Portfolio. The management fee schedule provides for an incentive performance fee for superior performance, and provides for lower fee for sub-par performance. The base fee is 2.00%, but may vary from 0.00% to 4.00% depending on the Portfolio's performance.

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust is an open-end, diversified, management investment company registered with the SEC under the 1940 Act.

Allmerica Investment Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various variable accounts established by the Company or other affiliated insurance companies. The Money Market Fund of Allmerica Investment Trust is available under the Contract; certain other funds of Allmerica Investment Trust are not currently offered under the Contract. Shares of the Trust are not offered to the general public but solely to such variable accounts.

AFIMS is the investment manager of Allmerica Investment Trust and, subject to the direction of the Board of Trustees, handles the day-to-day affairs of the Trust. AFIMS has entered into a Sub-Adviser Agreement with its affiliate, Allmerica Asset Management, Inc. ("AAM") for investment management services for the Money Market Fund. Under the Sub-Adviser Agreement, AAM is authorized to engage in portfolio transactions on behalf of the Money Market Fund, subject to such general or specific instructions as may be given by the Trustees. The terms of the Sub-Adviser Agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the Fund. Both AFIMS and AAM are located at 440 Lincoln Street, Worcester, Massachusetts 01653.

Other than the expenses specifically assumed by AFIMS under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933 ("1933 Act") other fees payable to the SEC, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with First Allmerica and its affiliates and subsidiaries, expenses for proxies, prospectuses, reports to shareholders and other expenses.

For providing its services under the Management Agreement, AFIMS will receive a fee, computed daily at an annual rate based on the average daily net asset value of the Money Market Fund as follows: 0.35% on net asset value up to $50,000,000; 0.25% on the next $200,000,000; and 0.20% on the remainder. The fee is paid from the assets of the Money Market Fund. AFIMS is solely responsible for the payment of all fees for investment management services to AAM, which will be a fee of 0.10%, computed daily at an annual rate based on the average daily net asset value of the Money Market Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Funds is set forth below. More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Funds, and other relevant information regarding the Funds may be found in the prospectuses of The Palladian-SM- Trust and Allmerica Investment Trust which accompany this Prospectus and should be read carefully before investing. The Statements of Additional Information of the Trusts are available upon request. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of a Contract will equal or exceed the aggregate amount of the payments made under the Contract.

VALUE PORTFOLIO -- seeks to make money for investors by investing primarily in companies that the Portfolio Manager believes are undervalued and that by virtue of anticipated developments may, in the Portfolio Manager's judgment, achieve significant capital appreciation.

GROWTH PORTFOLIO -- seeks to make money for investors by investing primarily in securities selected for their long-term growth prospects.

INTERNATIONAL GROWTH PORTFOLIO -- seeks to make money for investors by investing internationally for long-term capital appreciation, primarily in equity securities.

GLOBAL STRATEGIC INCOME PORTFOLIO -- seeks to make money for investors by investing for high current income and capital appreciation in a variety of domestic and foreign fixed-income securities.

GLOBAL INTERACTIVE/TELECOMM PORTFOLIO -- seeks to make money for investors primarily by investing globally in equity securities of companies engaged in the development, manufacture or sale of interactive and/ or telecommunications services and products.

MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. Allmerica Asset Management, Inc. is the Sub-Advisor of the Money Market Fund.

If there is a material change in the investment policy of a Fund, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account or a Guarantee Period Account, where available, on written request received by the Company within 60 days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                          DESCRIPTION OF THE CONTRACT

A.  PAYMENTS

The Company's underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, must be met before a contract can be issued. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a contract without completion of an application for certain classes of annuity contracts. Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax.

The initial net payment will be credited to the Contract as of the date that all issue requirements are properly met. If all issue requirements are not complied with within five business days of the Company's receipt of the initial payment, the payment will be returned unless the Owner specifically consents to the holding of the initial payment until completion of any outstanding issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office.

Payments are not limited as to frequency and number, but there are certain limitations as to amount. Currently, the initial payment must be at least $25,000. Under a salary deduction or monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a contract on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Money Market Fund.

Generally, unless otherwise requested, all payments will be allocated among the accounts in the same proportion that the initial net payment is allocated, or, if subsequently changed, according to the most recent allocation instructions. Initial net payments (or subsequent net payments received during the Contract's first fifteen days) to a New York Contract will be invested as requested and no portion allocated to an account other than the Money Market Fund will be invested in that Fund. Under Contracts issued in all other states, any portion of the initial net payment and of additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If telephone requests are elected by the Owner, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of the Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

B.  RIGHT TO REVOKE CONTRACT

An Owner may revoke the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to revoke the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for revocation to be effective.

Within seven days, the Company will provide a refund equal to the greater of (1) gross payments, or (2) any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of amounts allocated to the Sub-Accounts, plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. However, under Contracts issued in New York, the Company will provide a refund equal to the Owner's gross payments.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  TRANSFER PRIVILEGE

At any time prior to the Annuity Date the Owner may have amounts transferred among all accounts. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone requests. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account which invests in the Money Market Fund.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Global Strategic Income Portfolio, Money Market Fund or the Fixed Account (the "source account") to one or more Funds. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Funds. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

To the extent permitted by state law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments which are deposited into the Fixed Account and which utilize the Fixed Account as the source account for the payment from which to process automatic transfer. For more information see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company. As such, subsequent payment allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Funds that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected when the Contract is purchased or at a later date.

D.  SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The amount payable to the Owner upon surrender will be based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a contingent deferred sales charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full contract years. See "CHARGES AND DEDUCTIONS." The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, the Contract may be surrendered only if a commutable period certain option has been elected. The Surrender Amount is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No contingent deferred sales charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each separate account is not reasonably practicable.

The right is reserved by the Company to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

E.  WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must file a signed, written request for withdrawals, satisfactory to the Company, at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the accounts from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable contingent deferred sales charge, as described under "CHARGES AND DEDUCTIONS." In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under "GUARANTEE PERIOD ACCOUNTS."

Where allocations have been made to more than one account, a percentage of the withdrawal may be allocated to each such account. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be in a minimum amount of $100. No withdrawals will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "D. Surrender."

After the Annuity Date, only Contracts under which future variable annuity benefit payments are limited to a specified period may be withdrawn. A withdrawal after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount withdrawn.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender and withdrawals, see "FEDERAL TAX CONSIDERATIONS."

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account. Alternatively, the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals will be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to a life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office. The LED option permits the Owner to make systematic withdrawals from the Contract over his or her lifetime. The amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years.

Where the Owner is a trust or other non-natural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

If an Owner elects the LED option, in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's then life expectancy. The numerator of the fraction is 1 (one), and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner also may elect to receive distributions under a LED option which is determined on the joint life expectancy of the Owner and a beneficiary. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual distributions, and may terminate the LED option at any time. LED will cease automatically on the maximum Annuity Date permitted under the Contract at which time an annuity option must be chosen.

If an Owner makes withdrawals under the LED option prior to age 59 1/2, the withdrawals may be treated by the Internal Revenue Service ("IRS") as premature distributions from the Contract. The payments then would be taxed on an "income first" basis and be subject to a 10% federal tax penalty. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Contracts in General."

F.  DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the Beneficiary a death benefit, except where the Contract is continued in force as provided in "G. The Spouse of the Owner as Beneficiary." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the benefit is equal to the greatest of (1) the Accumulated Value under the Contract increased for any positive Market Value Adjustment; (2) gross payments decreased proportionately to reflect withdrawals (for each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal); or (3) the death benefit that would have been payable on the most recent Contract anniversary date, increased for subsequent payment and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments. The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or
(c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit will never be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit will generally be paid to the Beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the Beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive a life annuity or an annuity for a period certain not extending beyond the Beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value will also be added to the Money Market Fund. The Beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the Beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

G.  THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole primary beneficiary, may by written request continue the Contract in lieu of receiving the amount payable upon death of the Owner. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value will also be added to the Money Market Fund. Additional payments may be made; however, a surrender charge will apply to these amounts. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract upon such new Owner's death.

H.  ASSIGNMENT

The Contract, other than those sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see "FEDERAL TAX CONSIDERATIONS."

I.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Annuity Date is selected by the Owner. To the extent permitted in the Owner's state, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

Under a variable annuity payout, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semiannually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity options selected does not produce an initial payment which meets this minimum, a single payment will be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except in the case where a commutable "period certain" option has been elected. Only beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

If the Owner does not elect otherwise, a variable life annuity with periodic payments for ten years guaranteed will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

J.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Value Portfolio, the Growth Portfolio, the International Growth Portfolio and the Global Strategic Income Portfolio. The Company also provides these same annuity payout options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity options or the fixed-amount options may be selected, or any of the variable annuity options may be selected in combination with any of the fixed-amount annuity options. Other annuity options may be offered by the Company.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the payee with the guarantee that if the payee should die before all payments have been made, the remaining annuity benefit payments will continue to the Beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING THE LIFETIME OF THE ANNUITANT ONLY. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments, however, will continue during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2) then periodic variable annuity benefit payments will continue to the Beneficiary until the number of such payments equals the number determined in (1).

       Where:  (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first payment, and

               (2) is the number of payments paid prior to the death of the payee.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the Beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the Beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to 30. This option may be commutable, that is, the payee reserves the right to receive a lump sum in place of installments, or it becomes noncommutable. The payee must reserve this right at the time benefits begin.

It should be noted that the period certain option does not involve a life contingency. In the computation of the payments under this option, the Company charges for annuity rate guarantees, which guarantees include a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under the period certain option to elect to convert to a variable annuity payout involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice. See "FEDERAL TAX CONSIDERATIONS" for a discussion of the possible adverse tax consequences of selecting a period certain option.

K.  ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the Annuitant's monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the product of (1) the net investment factor of the Sub-Account for the current Valuation Period and (2) a factor to adjust benefits to neutralize the assumed interest rate. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE FIRST AND SUBSEQUENT ANNUITY BENEFIT PAYMENTS. The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. Variable annuity benefit payments are due on the first of a month, which is the date the payment is to be received by the Annuitant, and currently are based on unit values as of the 15th day of the preceding month.

The Contract provides annuity rates which determine the dollar amount of the first periodic payment under each form of annuity for each $1,000 of applied value. For life option and noncommutable period certain options of ten or more years (six or more years under New York Contracts), the annuity value is the Accumulated Value less any premium taxes and adjusted for any Market Value Adjustment. For commutable period certain options or any period certain option less than ten years (less than six years under New York Contracts), the value is the Surrender Value less any premium tax. For a death benefit annuity, the annuity value will be the amount of the death benefit. The annuity rates in the Contract are based on a modification of the 1983(a) Individual Mortality Table on rates.

The amount of the first monthly payment depends upon the form of annuity selected, the sex (however, see "M. NORRIS Decision") and age of the Annuitant and the value of the amount applied under the annuity option. The variable annuity options offered by the Company are based on a 3 1/2% assumed interest rate. Variable payments are affected by the assumed interest rate used in calculating the annuity option rates. Variable annuity benefit payments will increase over periods when the actual net investment result of the Sub-Accounts funding the annuity exceeds the equivalent of the assumed interest rate for the period. Variable annuity benefit payments will decrease over periods when the actual net investment result of the respective Sub-Account is less than the equivalent of the assumed interest rate for the period.

The dollar amount of the first periodic annuity benefit payment under life annuity options and non-commutable period certain options of ten years or more (six or more under New York Contracts) is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value. For commutable period certain options and any period certain option of less than ten years (less than six years under New York Contracts), the Surrender Value less premium taxes, if any, is used rather than the Accumulated Value. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Accounts to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date.

After the first benefit payment, the dollar amount of each periodic variable annuity benefit payment will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Accounts. The dollar amount of each fixed amount annuity benefit payment is fixed and will not change, except under the joint and two-thirds survivor annuity option.

From time to time, the Company may offer Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

For an illustration of a variable annuity benefit payment calculation using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS" in the SAI.

L.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the

NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

M.  COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the accounts selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX B.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge of 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Funds are described in the prospectuses and SAIs of The Palladian-SM- Trust and Allmerica Investment Trust.

A.  VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company makes a daily charge equal to an annual rate of 1.25% of the value of each Sub-Account's assets to cover the mortality and expense risk which the Company assumes in relation to the variable portion of the Contract. The charge is imposed during both the accumulation period and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given contract and the amount of expenses actually attributable to that contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract includes, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Funds. The prospectuses and SAIs of The Palladian-SM- Trust and Allmerica Investment Trust contain additional information concerning expenses of the Funds.

B.  CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract when the Accumulated Value is less than $100,000. Currently, the Contract fee is waived for contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee on such contracts in the future but only with respect to Contracts issued after the date of its decision to apply the fee to 401(k) contracts. Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the Value in each account. The portion of the charge deducted from each account will be equal to the percentage which the Value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Funds; investment managers or Sub-Advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    (1) if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these contracts at the time the payments are received); or

    (2) the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

D.  CONTINGENT DEFERRED SALES CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A contingent deferred sales charge is deducted, however, from the Accumulated Value of the Contract in the case of surrender of and/or withdrawals from the Contract or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the contingent deferred sales charge, the Accumulated Value is divided into three categories: (1) New Payments - payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments - accumulated payments not defined as New Payments; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any contingent deferred sales charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from any Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a contingent deferred sales charge. If a withdrawal is attributable all or in part to New Payments, a contingent deferred sales charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWALS. If the Contract is surrendered, or if New Payments are withdrawn, while the Contract is in force and before the Annuity Date, a contingent deferred sales charge may be imposed. The amount of the charge will depend upon the number of years that the New Payments, if any, to which the withdrawal is attributed have remained credited under the Contract. Amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the earliest New Payment and then from the next earliest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See "FEDERAL TAX CONSIDERATIONS" for a discussion of how withdrawals are treated for income tax purposes.)

      The Contingent Deferred Sales Charges are as follows:

 YEARS FROM
   DATE OF       CHARGE AS PERCENTAGE OF
   PAYMENT       NEW PAYMENTS WITHDRAWN
-------------  ---------------------------
 Less than 1                    7%
      2                         6%
      3                         5%
      4                         4%
      5                         3%
      6                         2%
      7                         1%
 Thereafter                     0%

The amount withdrawn equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total contingent deferred sales charge exceed a maximum limit of 7.0% of total gross New Payments. Such total charge equals the aggregate of all applicable contingent deferred sales charges for surrender, withdrawals, and annuitization.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES. The Company will waive the contingent deferred sales charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least 4 months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York where not permitted by state law, the Company will waive the contingent deferred sales charge in the event that an Owner (or the Annuitant, if the Owner is not an individual): (1) is admitted to a medical care facility after the issue date of the Contract and remains confined there until the later of one year after the issue date or 90 consecutive days; (2) is first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract; or (3) commencing one year after issue of the Contract, is confined to a hospice or receives home health services, with certification from a licensed physician that the confinement to the hospice or receipt of home health care services is expected to continue until death.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed in writing by a licensed "physician" and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where contingent deferred sales charges have been waived under any one of the four situations discussed above, no additional payments under the Contract will be accepted.

In addition, where permitted by law, the Company may reduce or waive contingent deferred sales charges and/ or credit additional amounts on Contracts issued where either the Owner or the Annuitant on the issue date is within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a Sales Agreement with the Company to sell the Contract; employees of the Company, its subsidiaries and affiliates; officers, directors, trustees and employees of any of the Funds, investment managers or sub-advisors; and the spouses, children and other legal dependants (under age 21) of such eligible persons.

In addition, from time to time the Company may reduce the amount of the contingent deferred sales, the period during which it applies, or both, and/or credit additional amounts on the Contract when the Contract is sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider (1) the size and type of group; (2) the total amount of payments to be received and the manner in which payments are remitted; (3) the purpose for which the Contract is being purchased and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). Finally, where permitted by law, contingent deferred sales charges may be waived under Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan. Any reduction or elimination in the amount or duration of the contingent deferred sales charge will not discriminate unfairly among Owners. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the contingent deferred sales charge is modified to effect certain exchanges of existing contracts issued by the Company for this Contract. See "EXCHANGE OFFER" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the contingent deferred sales charge, if any, on an amount ("Withdrawal Without Surrender Charge") equal to the greatest of (1), (2) or (3):

Where (1)     The Accumulated Value as of the Valuation Date coincident with or
is:           next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously withdrawn ("Cumulative
              Earnings")
Where (2)     15% of the Accumulated Value as of the Valuation Date coincident with
is:           or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior withdrawals made in the same calendar year to which no contingent deferred sales charge was applied.
Where (3)     The amount calculated under the Company's life expectancy
is:           distribution (see "Life Expectancy Distributions,") whether or not the withdrawal was part of such distribution (applies only if the
              Annuitant is also an Owner)

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge of $2,250, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 15% of Accumulated Value ($2,250); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge will first be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in-first-out ("LIFO") basis. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the contingent deferred sales load, if any, until the entire Withdrawal Without Surrender Charge amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable contingent deferred sales charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a contingent deferred sales charge on an amount equal to the greater of the Withdrawal Without Surrender Charge amount, described above, or the life expectancy distribution, if applicable.

Where an Owner who is a trustee under a pension plan surrenders, in whole or in part, the Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable contingent deferred sales charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amounts remaining under the Contract in the case of withdrawal, and important tax considerations, see "D. Surrender" and "E. Withdrawals" under "DESCRIPTION OF CONTRACT," and see "FEDERAL TAX CONSIDERATIONS."

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If any commutable period certain option or a non-commutable period certain option for less than ten years is chosen, a contingent deferred sales charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when the surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No contingent deferred sales charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any non-commutable period certain option for ten years or more. A Market Value Adjustment, however, may apply. See "GUARANTEE PERIOD ACCOUNTS."

If an owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such owner to exchange, at the time of annuitization, the fixed contract for the Contract offered in this Prospectus. The proceeds of the fixed contract, minus any contingent deferred sales charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

E.  TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year. For more information, see "C. Transfer Privilege."

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in this Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available under the Contract. Each Guarantee Period Account established for the Owner is accounted for separately in a non-unitized segregated account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when the Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period Account except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value will be automatically applied to a new Guarantee Period Account with the same duration unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date; or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Money Market Fund. Where amounts have been automatically renewed into a new Guarantee Period, the Company will transfer monies out of the renewed Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "F. Death Benefit." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value

Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                            [(1+i)/(1+j)](n/365) - 1

  where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example: 3% = 0.03) being credited to the current Guarantee Period;

         j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

         n is the number of days remaining from the effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that on the last day of the Guarantee Period it will equal the amount of the entire initial payment. The required amount then will be allocated to the preselected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "A. Payments."

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "D. Surrender" and "E. Withdrawals." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a contingent deferred sales charge applies to the withdrawal, it will be calculated as set forth under "D. Contingent Deferred Sales Charge" after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with this Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). The Company files a consolidated tax return with its affiliates.

The IRS has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Code. The regulations provide that the investments of a segregated asset account underlying a variable annuity contract are diversified adequately if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. If the investments are not adequately diversified, the income on a contract, for any taxable year of the owner, would be treated as ordinary income received or accrued by the owner. It is anticipated that the Portfolios of the PalladianK Trust and the Money Market Fund of Allmerica Investment Trust will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

A.  QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "D. Provisions Applicable to Qualified Employer Plans" below.

B.  TAXATION OF THE CONTRACTS IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Non-Natural Owners" below), be considered an annuity contract under Section 72 of the Code. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. If the Contract is surrendered or amounts are withdrawn prior to the Annuity Date, any withdrawal of investment gain in value over the cost basis of the Contract will be taxed as ordinary income. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the Contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the cost basis of the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Contract is recovered, the entire payment is taxable. If the annuitant dies before the cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under the LED option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts owned by "non-natural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed. With respect to payments made after February 28, 1986, however, a contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

C.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether or not the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

D.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

A qualified Contract may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to an Owner of a non-qualified Contract. Individuals purchasing a qualified Contract should review carefully any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits Self-Employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: this term covers all IRAs permitted under Section 408(b) of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract as described in this Prospectus. See "B. Right to Revoke or Surrender."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using the employees IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA Contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the Contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA Contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                                    REPORTS

The Owner is sent a report semi-annually which states certain financial information about the Funds. The Company also will furnish an annual report to the Owner containing a statement of his or her account, including unit values and other information as required by applicable law, rules and regulations.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., Contracts issued under Section 403(b) of the Code and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will first be withdrawn from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO (last-in, first-out) within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the Money Market Fund.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Fund are no longer available for investment or if in the Company's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by the Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds are also issued to other unaffiliated insurance companies ("shared funding"). Shares of the Funds may be offered to certain qualified retirement plans. It is conceivable that in the future such mixed funding, shared funding or sales to qualified plans may be disadvantageous for variable life owners, variable annuity owners or plan participants. Although the Company and the Trustees of The Palladian-SM- Trust and of Allmerica Investment Trust do not currently foresee any such disadvantages to variable life insurance owners, variable annuity owners or plan participants, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company may be required to bear the attendant expenses.

If any of these substitutions or changes are made, the Company may, by appropriate endorsement, change the Contract to reflect the substitution or change and will notify Owners of all such changes. If the Company deems it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Variable Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other sub-accounts or other separate accounts of the Company.

The Company reserves the right, subject to compliance with applicable law, to
(1) transfer assets from the Variable Account or Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class, (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act, (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account, (5) to change the methodology for determining the net investment factor, and (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give the Owners the benefit of, any federal or state statute, rule or regulations, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                 VOTING RIGHTS

The Company will vote Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Fund together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Fund. During the accumulation phase, the number of Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the contract by the net asset value of one Fund share. During the annuity payout phase, the number of Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Fund share. Ordinarily, the Annuitant's voting interest in the Fund will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contract. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, member of the NASD, and an indirect wholly owned subsidiary of First Allmerica.

The Company pays commissions, not to exceed 6.0% of payments, to broker-dealers which sell the Contract. Alternative commission schedules are available with lower commission amounts based on payments plus ongoing annual compensation of up to 1% of Accumulated Value. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated contingent deferred sales charges and profits from the Company's General Account. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any contingent deferred sales charges assessed on the Contract will be retained by the Company.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, Telephone 800-917-1909.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account and is made up of all of the general assets of the Company other than those allocated to the separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If the Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn, while the Contract is in force and before the Annuity Date, a contingent deferred sales charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract at least seven full contract years.

To the extent permitted by state law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments ("eligible payments") which are deposited into the Fixed Account under an Automatic Transfer Option (dollar cost averaging election) that uses the Fixed Account as the source account from which automatic transfers are then processed. The following are not considered eligible payments: amounts transferred into the Fixed Account from the Variable Account and/or the Guarantee Period Accounts; amounts already in the Fixed Account at the time an eligible payment is deposited and amounts transferred to the Contract from another annuity contract issued by the Company.

An eligible payment must be automatically transferred out of the Fixed Account over a continuous six month period. The enhanced rate will apply during the six month period to any portion of the eligible payment remaining in the Fixed Account. Amounts automatically transferred out of the Fixed Account will no longer earn the enhanced rate of interest and, as of the date of transfer, will be subject to the variable investment performance of the sub-account(s) transferred into. If the automatic transfer option is terminated prior to the end of the six month period, the enhanced rate will no longer apply. The Company reserves the right to extend the period of time that the enhanced rate will apply.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender of the Owner's Account, based on hypothetical Accumulated Values.

                 HYPOTHETICAL     WITHDRAWAL         SURRENDER
   CONTRACT      ACCUMULATED   WITHOUT SURRENDER       CHARGE        SURRENDER
     YEAR           VALUE        CHARGE AMOUNT       PERCENTAGE       CHARGE
---------------  ------------  -----------------  ----------------  -----------
           1     $  54,000.00    $    8,100.00              7%      $  3,213.00
           2        58,320.00         8,748.00              6%         2,974.32
           3        62,985.60        12,985.60              5%         2,500.00
           4        68,024.45        18,024.45              4%         2,000.00
           5        73,466.40        23,466.40              3%         1,500.00
           6        79,343.72        29,343.72              2%         1,000.00
           7        85,691.21        35,691.21              1%           500.00
           8        92,546.51        42,546.51              0%             0.00

WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on hypothetical Accumulated Values.

                 HYPOTHETICAL                   WITHDRAWAL         SURRENDER
   CONTRACT      ACCUMULATED                 WITHOUT SURRENDER       CHARGE        SURRENDER
     YEAR           VALUE      WITHDRAWALS     CHARGE AMOUNT       PERCENTAGE       CHARGE
---------------  ------------  ------------  -----------------  ----------------  -----------
1...........     $  54,000.00         $0.00    $    8,100.00              7%       $    0.00
2...........        58,320.00          0.00         8,748.00              6%            0.00
3...........        62,985.60          0.00        12,985.60              5%            0.00
4...........        68,024.45     30,000.00        18,024.45              4%          479.02
5...........        41,066.40     10,000.00         6,159.96              3%          115.20
6...........        33,551.72      5,000.00         5,032.76              2%            0.00
7...........        30,835.85     10,000.00         4,625.38              1%           53.75
8...........        22,502.72     15,000.00         3,375.41              0%            0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](n/365) - 1

The following examples assume:

1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

2.  The date of surrender is seven years (2555 days) from the expiration date.

3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)
Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor             =  [(1+i)/(1+j)] to the power of n/365 - 1

                                        =  [(1+.08)/(1+.10)] to the power of 2555/365 - 1

                                        =  (.98182) to the power of 7 - 1

                                        =  -.12054

    The market value                    =  the market value factor multiplied by the withdrawal
adjustment

                                        =  -.12054 X $62,985.60

                                        =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)
Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor             =  [(1+i)/(1+j)] to the power of n/365 - 1

                                        =  [(1+.08)/(1+.07)] to the power of 2555/365 - 1

                                        =  (1.0093) to the power of 7 - 1

                                        =  .06694

    The market value                    =  the market value factor multiplied by the withdrawal
adjustment

                                        =  .06694 X $62,985.60

                                        =  $4,216.26

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)
Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor             =  [(1+i)/(1+j)] to the power of n/365 - 1

                                        =  [(1+.08)/(1+.11)] to the power of 2555/365 - 1

                                        =  (.97297) to the power of 7 - 1

                                        =  -.17454

    The market value                    =  Minimum of the market value factor multiplied by the
adjustment                                 withdrawal or the negative of the excess interest earned
                                           over 3%

                                        =  Minimum of (-.17454 X $62,985.60 or -$8,349.25)

                                        =  Minimum of (-$10,993.51 or -$8,349.25)

                                        =  -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)
Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor             =  [(1+i)/(1+j)] to the power of n/365 - 1

                                        =  [(1+.08)/(1+.06)] to the power of 2555/365 - 1

                                        =  (1.01887) to the power of 7 - 1

                                        =  .13981

    The market value                    =  Minimum of the market value factor multiplied by the
adjustment                                 withdrawal or the excess interest earned over 3%

                                        =  Minimum of (.13981 X $62,985.60 or $8,349.25)

                                        =  Minimum of ($8,806.02 or $8,349.25)

                                        =  $8,349.25

                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                         STATEMENT OF ADDITIONAL INFORMATION

                                          OF

            FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                    FUNDED THROUGH

                                   SUB-ACCOUNTS OF

                               FULCRUM SEPARATE ACCOUNT





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE FULCRUM SEPARATE ACCOUNT, DATED NOVEMBER 2, 1998 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE (800) 917-1909.


                              DATED NOVEMBER 2, 1998

                                 TABLE OF CONTENTS



GENERAL INFORMATION AND HISTORY . . . . . . . . . . . . . . . . . . . . . . 2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT
AND THE COMPANY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

UNDERWRITERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

ANNUITY BENEFIT PAYMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . 4

EXCHANGE OFFER. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . 7

TAX-DEFERRED ACCUMULATION . . . . . . . . . . . . . . . . . . . . . . . . .12

FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . F-1

                          GENERAL INFORMATION AND HISTORY

The Fulcrum Separate Account (the "Variable Account") is a separate investment account of First Allmerica Financial Life Insurance Company (the "Company") authorized by vote of its Board of Directors on June 13, 1996.
The Company, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 1997, the Company and its subsidiaries had over $16.3 billion in combined assets and over $43.8 billion of life insurance in force. Effective October 16, 1995, the Company converted from a mutual life insurance company, known as State Mutual Life Assurance Company of America, to a stock life insurance company and adopted its present name. The company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Currently, fifteen (six in New York) Sub-Accounts of the Variable Account are available under the Contract. Each Sub-Account invests in a corresponding investment portfolio, fund or series of The Fulcrum Trust ("Fulcrum"), Allmerica Investment Trust (the "Trust"), AIM Variable Insurance Funds, Inc ("AVIF"), Delaware Group Premium Fund, Inc. ("DGPF"), Lazard Retirement Series, Inc. ("Lazard"), MFS Variable Insurance Trust (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer") and PBHG Insurance Series Fund, Inc. ("PBHG"). Fulcrum and the Trust are managed by Allmerica Financial Investment Management Services, Inc. ("AFIMS"). AIM is managed by A I M Advisors, Inc. DGPF is managed by Delaware Management Company. Lazard is managed by Lazard Asset Management. The MFS Trust is managed by Massachusetts Financial Services Company and Oppenheimer is managed by OppenheimerFunds, Inc. PBHG is managed by Pilgrim Baxter & Associates, Ltd.


Fulcrum, the Trust, AVIF, DGPF, Lazard, the MFS Trust, Oppenheimer and PBHG are open-end, management investment companies. Five different portfolios of Fulcrum are available under the Contract: Global Interactive/Telecomm, International Growth, Growth, Value, and Strategic Income. One fund of the Trust is available under the Contract: the Money Market Fund. One fund of AVIF is available under the

Contract: the AIM V.I. Value Fund. Two series of DGPF are available under the Contract: the Delaware Series and Small Cap Value Series. One portfolio of Lazard is available under the Contract: the Lazard Retirement International Equity Portfolio. Two funds of the MFS Trust are available under the Contract: MFS Emerging Growth Series and MFS Growth With Income Series. Two funds of Oppenheimer are available under the Contract:
Oppenheimer Aggressive Growth Fund and Oppenheimer Growth & Income Fund. One portfolio of PBHG is available under the Contract: PBHG Select 20 Portfolio. Each portfolio, fund and series available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks. For more information, see the Prospectuses and Statements of Additional Information for the Underlying Funds.

                       TAXATION OF THE CONTRACT, THE VARIABLE
                              ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                      SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Shares of the Underling Funds owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Funds, and are not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997, and the financial statements of the Fulcrum Separate Account of the Company as of December 31, 1997 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                    UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 6.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid on the Contract, including additional incentives or payments, and allowances, if any, are paid by the Company and do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Western Capital Financial Group, Inc. and to independent broker-dealers, respectively, for sales of contracts funded by Fulcrum Separate Account were $58,354.18 and $8,392.41 in 1997. Sales of these contracts began in 1997.

                              ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE.
The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period. . . . . . . . . . . . . $   1.135000

(2)  Value of Assets -- Beginning of Valuation Period. . . . . . . . . . . . . . . $  5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital losses . . . . . . . . $      1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2). . . . 0.000335

(5)  Annual Charge (one-day equivalent of 1.45% per annum) . . . . . . . . . . . . . . 0.000040

(6)  Net Investment Rate (4) - (5) . . . . . . . . . . . . . . . . . . . . . . . . . . 0.000295

(7)  Net Investment Factor 1.000000 + (6). . . . . . . . . . . . . . . . . . . . . . . 1.000295

(8)  Accumulation Unit Value -- Current Period (1) x (7) . . . . . . . . . . . . . .$  1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574.

The method for determining the amount of annuity benefit payments is described in detail under "Determination of the First and Subsequent Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulation Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or contingent deferred sales charge, the first monthly payment would be 44.800 multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                   EXCHANGE OFFER

A.  VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts issued by its subsidiary, Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), described below, to exchange their contracts at net asset value for the variable annuity Contract described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of Elective Payment Variable Annuity contracts issued by AFLIAC on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract,
(2) the contract being exchanged, and (3) a signed Letter of Awareness.

CONTINGENT DEFERRED SALES CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the contingent deferred sales charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the contingent deferred sales charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Single Payment Exchanged Contract. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $100,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

B.  FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company or its subsidiary. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's contingent deferred sales charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Funds to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a contingent deferred sales charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.  EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently revoke the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Revoke Individual Retirement Annuity" and "Right to Revoke All Other Contracts," will have their exchanged contract automatically reinstated as of the date of revocation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any contingent deferred sales charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

                              PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data may be advertised based on the period of time that an Underlying Sub-Account has been in existence and the period of time that an Underlying Fund has been in existence even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract. Contracts funded by Fulcrum Separate Account have been offered to the public since 1997.

TOTAL RETURN
------------

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable contingent deferred sales charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

             (n)
     P(1 + T)   = ERV

     Where:    P  =  a hypothetical initial payment to the Variable Account of
                     $1,000

               T  =  average annual total return

               n  =  number of years

             ERV  =  the ending redeemable value of the $1,000 payment at the end of the specified period

Quotations of average annual total return for the periods that the Sub-Accounts and for periods that the Underlying Funds have been in existence are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee and the contingent deferred sales charge which would be assessed if the investment were completely withdrawn at the end of the specified period, according to the following schedule. See Tables 1A and 2A.

                 YEARS FROM DATE OF               CHARGE AS PERCENTAGE
             PURCHASE PAYMENT TO DATE OF        OF NEW PURCHASE PAYMENTS
                     WITHDRAWAL                        WITHDRAWN*
                     ----------                        ----------
                         0-1                               7%
                          2                                6%
                          3                                5%
                          4                                4%
                          5                                3%
                          6                                2%
                          7                                1%
                     Thereafter                            0%

* Subject to the maximum limit described in the Prospectus.

No contingent deferred sales charge is deducted upon expiration of the periods specified above. In all calendar years, an amount equal to the greater of: (a) 15% of the Accumulated Value, (b) cumulative earnings (Accumulated Value less total gross payments not previously withdrawn), or
(c) the life expectancy distribution, is not subject to the contingent deferred sales charge.

SUPPLEMENTAL TOTAL RETURN INFORMATION
-------------------------------------

The Supplemental Total Return information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

             (n)
     P(1 + T)    = EV

     Where:    P  =  a hypothetical initial payment to the Variable Account of
                     $1,000

               T  =  average annual total return

               n  =  number of years

              EV  =  the ending value of the $1,000 payment at the end of the specified period

Quotations of supplemental average total return for the periods that the Sub-Accounts and for periods that the Underlying Funds have been in existence are calculated in exactly the same manner as total return information and for the same periods of time except that they do not reflect the contingent deferred sales charge and assume that the Contract is not surrendered at the end of the periods shown. See Table 2A.

                                   TABLE 1A
            AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT FOR PERIODS
                            ENDING DECEMBER 31, 1997
                         SINCE INCEPTION OF SUB-ACCOUNT
               (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                              FOR YEAR          SINCE
                                                                ENDED         INCEPTION
SUB-ACCOUNT                                                   12/31/97     OF SUB-ACCOUNT*
-----------                                                   --------     ---------------
Global Interactive/Telecomm Portfolio. . . . . . . . . . . .    N/A             3.89%
International Growth Portfolio . . . . . . . . . . . . . . .    N/A           (17.15%)
Growth Portfolio . . . . . . . . . . . . . . . . . . . . . .    N/A           (18.54%)
Value Portfolio. . . . . . . . . . . . . . . . . . . . . . .    N/A            (1.40%)
Strategic Income Portfolio . . . . . . . . . . . . . . . . .    N/A            (6.15%)
Money Market Fund. . . . . . . . . . . . . . . . . . . . . .    N/A            (5.06%)

                                   TABLE 1B
     SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT FOR PERIODS ENDING
                              DECEMBER 31, 1997
                       SINCE INCEPTION OF SUB-ACCOUNT
                 (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)


                                                              FOR YEAR          SINCE
                                                                ENDED         INCEPTION
SUB-ACCOUNT                                                   12/31/97     OF SUB-ACCOUNT*
-----------                                                   --------     ---------------
Global Interactive/Telecomm Portfolio. . . . . . . . . . . .    N/A            10.47%
International Growth Portfolio . . . . . . . . . . . . . . .    N/A           (11.90%)
Growth Portfolio . . . . . . . . . . . . . . . . . . . . . .    N/A           (13.39%)
Value Portfolio. . . . . . . . . . . . . . . . . . . . . . .    N/A             4.84%
Strategic Income Portfolio . . . . . . . . . . . . . . . . .    N/A            (0.21%)
Money Market Fund. . . . . . . . . . . . . . . . . . . . . .    N/A             0.95%

* The inception dates for the Sub-Accounts are: 9/30/97 for the Value, Growth and Global Interactive/Telecomm Portfolios and 10/3/97 for the International Growth and Strategic Income Portfolios and the Money Market Fund.


As of the date of this Statement of Additional Information, no performance information is available for the following Sub-Accounts due to the fact that the Sub-Accounts did not commence operations until on or after September 1, 1998: Oppenheimer Aggressive Growth Fund, MFS Emerging Growth Series, Small Cap Value Series, Lazard Retirement International Equity Portfolio, PBHG Select 20 Portfolio, AIM V.I. Value Fund, MFS Growth With Income Series, Oppenheimer Growth & Income Fund and Delaware Series.

                                   TABLE 2A
          AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT FOR PERIODS
                          ENDING DECEMBER 31, 1997
                    SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF INVESTMENT)


                                                                                                            10 YEARS OR
                                                                                                               SINCE
                                                                                                            INCEPTION OF
                                                                     FOR YEAR                                UNDERLYING
SUB-ACCOUNT                                                       ENDED 12/31/97             5 YEARS           FUND**
-----------                                                       --------------             -------           ------
Global Interactive/Telecomm Portfolio                                 31.16%                   N/A              15.05%
Oppenheimer Aggressive Growth Fund                                     3.49%                 13.87%             14.53%
MFS Emerging Growth Series                                            13.11%                   N/A              19.82%
Small Cap Value Series                                                23.99%                   N/A              17.14%
Lazard Retirement International Equity Portfolio                       N/A                     N/A               N/A
International Growth Portfolio                                       (12.22%)                  N/A              (4.61%)
PBHG Select 20 Portfolio                                               N/A                     N/A              (6.07%)
Growth Portfolio                                                       2.13%                   N/A               5.18%
Value Portfolio                                                       23.40%                   N/A              20.07%
AIM V.I. Value Fund                                                   14.88%                   N/A              17.65%
MFS Growth With Income Series                                         20.91%                   N/A              24.65%
Oppenheimer Growth & Income Fund                                      23.54%                   N/A              33.91%
Delaware Series                                                       17.57%                 12.86%             12.24%
Strategic Income Portfolio                                            (6.80%)                  N/A              (3.64%)
Money Market Fund                                                     (2.29%)                 2.62%              4.22%



                                   TABLE 2B
             SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                       FOR PERIODS ENDING DECEMBER 31, 1997
                       SINCE INCEPTION OF UNDERLYING FUND
                     (ASSUMING NO WITHDRAWAL OF INVESTMENT)

                                                                                                            10 YEARS OR
                                                                                                               SINCE
                                                                                                            INCEPTION OF
                                                                     FOR YEAR                                UNDERLYING
SUB-ACCOUNT                                                       ENDED 12/31/97             5 YEARS           FUND**
-----------                                                       --------------             -------           ------
Global Interactive/Telecomm Portfolio                                38.16%                   N/A             17.78%
Oppenheimer Aggressive Growth Fund                                   10.04%                 14.22%            14.53%
MFS Emerging Growth Series                                           20.11%                   N/A             21.38%
Small Cap Value Series                                               30.99%                   N/A             17.60%
Lazard Retirement International Equity Portfolio                      N/A                     N/A               N/A
International Growth Portfolio                                       (6.67%)                  N/A             (1.74%)
PBHG Select 20 Portfolio                                              N/A                     N/A             (0.12%)
Growth Portfolio                                                      8.60%                   N/A              8.09%


Value Portfolio                                                      30.40%                   N/A             22.70%
AIM V.I. Value Fund                                                  21.88%                   N/A             18.00%
MFS Growth With Income Series                                        27.91%                   N/A             26.35%
Oppenheimer Growth & Income Fund                                     30.54%                   N/A             35.20%
Delaware Series                                                      24.57%                 13.23%            12.24%
Strategic Income Portfolio                                           (0.90%)                  N/A             (0.97%)
Money Market Fund                                                     3.90%                  3.15%             4.22%


** The inception dates for the Underlying Funds are: 2/1/96 for the Value, Growth, Strategic Income and Global Interactive/Telecomm Portfolios; 3/26/96 for the International Growth Portfolio; 4/29/85 for the Money Market Fund; 5/5/93 for the AIM V.I. Value Fund; 7/28/88 for the Delaware Series; 12/27/93 for the Small Cap Value Series; 9/1/98 for the Lazard Retirement International Equity Portfolio; 8/15/86 for the Oppenheimer Aggressive Growth Fund; 7/5/95 for the Oppenheimer Growth & Income Fund; 7/24/95 for the MFS Emerging Growth Series; 10/9/95 for the MFS Growth With Income Series; and 9/25/97 for the PBHG Select 20 Portfolio.


YIELD AND EFFECTIVE YIELD - THE MONEY MARKET SUB-ACCOUNT
--------------------------------------------------------

Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1997:

     Yield               4.30%
     Effective Yield     4.39%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a charge reflecting the annual 1.45% deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:
                                           (365/7)
Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                             TAX-DEFERRED ACCUMULATION

            NON-QUALIFIED                          CONVENTIONAL
          ANNUITY CONTRACT                         SAVINGS PLAN

      AFTER-TAX CONTRIBUTIONS
     AND TAX-DEFERRED EARNINGS

                                              TAXABLE LUMP         AFTER-TAX CONTRIBUTIONS
                          NO WITHDRAWALS      SUM WITHDRAWAL       AND TAXABLE EARNINGS
                          --------------      --------------       --------------------
10 Years                     $107,946           $  86,448                $  81,693

20 Years                      233,048             165,137                  133,476
30 Years                      503,133             335,021                  218,082

This chart compares the accumulation of a $50,000 initial investment into a non-qualified annuity contract with a conventional savings plan. Contributions to the non-qualified annuity contract and the conventional savings plan are made after tax. Only the gain in the non-qualified annuity contract will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contract. Income on non-qualified annuity contracts is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the Prospectus.

The chart does not reflect the following charges and expenses under the contract: 1.25% for mortality and expense risk; 0.20% administration charges; 7% maximum deferred sales charge; and $30 annual Contract fee. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contract. (IMPORTANT -- THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN.)

Unlike savings plans, contributions to non-qualified annuity contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a non-qualified annuity contract (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                                FINANCIAL STATEMENTS

Financial Statements are included for First Allmerica Financial Life Insurance Company and for its Fulcrum Separate Account.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1997

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of shareholder's equity, and of cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 3, 1998

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                      1997        1996        1995
 -----------------------------------------------  ---------   ---------   ---------
 REVENUES
     Premiums...................................  $2,311.0    $2,236.3    $2,222.8
     Universal life and investment product
      policy fees...............................     237.3       197.2       172.4
     Net investment income......................     641.8       670.8       710.5
     Net realized investment gains..............      76.5        66.8        19.1
     Realized gain from sale of mutual fund
      processing business.......................      --          --          20.7
     Other income...............................     117.6       108.4       109.3
                                                  ---------   ---------   ---------
         Total revenues.........................   3,384.2     3,279.5     3,254.8
                                                  ---------   ---------   ---------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
      adjustment expenses.......................   2,004.6     1,957.0     2,010.3
     Policy acquisition expenses................     425.1       470.1       470.9
     Loss from cession of disability income
      business..................................      53.9        --          --
     Other operating expenses...................     523.7       503.2       468.7
                                                  ---------   ---------   ---------
         Total benefits, losses and expenses....   3,007.3     2,930.3     2,949.9
                                                  ---------   ---------   ---------
     Income before federal income taxes.........     376.9       349.2       304.9
                                                  ---------   ---------   ---------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................      83.3        96.8       119.7
     Deferred...................................      14.2       (15.7)      (37.0)
                                                  ---------   ---------   ---------
         Total federal income tax expense.......      97.5        81.1        82.7
                                                  ---------   ---------   ---------
 Income before minority interest................     279.4       268.1       222.2
 Minority interest..............................     (79.4)      (74.6)      (73.1)
                                                  ---------   ---------   ---------
 Income before extraordinary item...............     200.0       193.5       149.1
 Extraordinary item -- demutualization
  expenses......................................      --          --         (12.1)
                                                  ---------   ---------   ---------
 Net income.....................................  $  200.0    $  193.5    $  137.0
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31
 (IN MILLIONS)                                                1997         1996
 --------------------------------------------------------  ----------   ----------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
      $6,992.8 and $7,279.1).............................  $ 7,253.5    $ 7,461.5
     Equity securities at fair value (cost of $341.1 and
      $327.9)............................................      479.0        473.1
     Mortgage loans......................................      567.5        650.1
     Real estate.........................................       50.3        120.7
     Policy loans........................................      141.9        132.4
     Other long term investments.........................      148.3        128.8
                                                           ----------   ----------
         Total investments...............................    8,640.5      8,966.6
                                                           ----------   ----------
   Cash and cash equivalents.............................      213.9        175.9
   Accrued investment income.............................      141.8        148.6
   Deferred policy acquisition costs.....................      965.5        822.7
                                                           ----------   ----------
   Reinsurance receivables:
     Future policy benefits..............................      307.1        102.8
     Outstanding claims, losses and loss adjustment
      expenses...........................................      626.7        663.8
     Unearned premiums...................................       32.9         46.2
     Other...............................................       73.5         62.8
                                                           ----------   ----------
         Total reinsurance receivables...................    1,040.2        875.6
                                                           ----------   ----------
   Deferred federal income taxes.........................       --           66.9
   Premiums, accounts and notes receivable...............      554.4        533.0
   Other assets..........................................      373.0        304.4
   Closed block assets...................................      806.7        810.8
   Separate account assets...............................    9,755.4      6,233.0
                                                           ----------   ----------
         Total assets....................................  $22,491.4    $18,937.5
                                                           ----------   ----------
                                                           ----------   ----------
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,598.5    $ 2,613.7
     Outstanding claims, losses and loss adjustment
      expenses...........................................    2,825.0      2,944.1
     Unearned premiums...................................      846.8        822.5
     Contractholder deposit funds and other policy
      liabilities........................................    1,852.7      2,060.4
                                                           ----------   ----------
         Total policy liabilities and accruals...........    8,123.0      8,440.7
                                                           ----------   ----------
   Expenses and taxes payable............................      662.6        617.5
   Reinsurance premiums payable..........................       37.7         31.4
   Short term debt.......................................       33.0         38.4
   Deferred federal income taxes.........................       12.9         --
   Long term debt........................................        2.6          2.7
   Closed block liabilities..............................      885.6        899.4
   Separate account liabilities..........................    9,749.7      6,227.2
                                                           ----------   ----------
         Total liabilities...............................   19,507.1     16,257.3
                                                           ----------   ----------
   Minority interest.....................................      748.9        784.0
   Commitments and contingencies (Notes 13 and 18)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,000 shares issued and outstanding...        5.0          5.0
   Additional paid in capital............................      453.7        392.4
   Unrealized appreciation on investments, net...........      209.3        131.4
   Retained earnings.....................................    1,567.4      1,367.4
                                                           ----------   ----------
         Total shareholder's equity......................    2,235.4      1,896.2
                                                           ----------   ----------
         Total liabilities and shareholder's equity......  $22,491.4    $18,937.5
                                                           ----------   ----------
                                                           ----------   ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                      1997        1996        1995
 -----------------------------------------------  ---------   ---------   ---------
 COMMON STOCK
     Balance at beginning of period.............  $    5.0    $    5.0    $   --
     Demutualization transaction................      --          --           5.0
                                                  ---------   ---------   ---------
     Balance at end of period...................       5.0         5.0         5.0
                                                  ---------   ---------   ---------
 ADDITIONAL PAID-IN-CAPITAL
     Balance at beginning of period.............     392.4       392.4        --
     Contributed from parent....................      61.3        --         392.4
                                                  ---------   ---------   ---------
     Balance at end of period...................     453.7       392.4       392.4
                                                  ---------   ---------   ---------
 RETAINED EARNINGS
     Balance at beginning of period.............   1,367.4     1,173.9     1,071.4
     Net income prior to demutualization........      --          --          93.2
                                                  ---------   ---------   ---------
                                                   1,367.4     1,173.9     1,164.6
     Demutualization transaction................      --          --         (34.5)
     Net income subsequent to demutualization...     200.0       193.5        43.8
                                                  ---------   ---------   ---------
     Balance at end of period...................   1,567.4     1,367.4     1,173.9
                                                  ---------   ---------   ---------
 NET UNREALIZED APPRECIATION ON INVESTMENTS
     Balance at beginning of period.............     131.4       153.0       (79.0)
     Effect of transfer of securities from
      held-to-maturity to available-for-sale:
         Net appreciation on available-for-sale
         debt securities........................      --          --          22.4
     Provision for deferred federal income taxes
      and minority interest.....................      --          --          (9.6)
                                                  ---------   ---------   ---------
                                                      --          --          12.8
                                                  ---------   ---------   ---------
     Net appreciation (depreciation) on
      available for sale securities.............     170.9       (35.1)      466.0
     (Benefit) provision for deferred federal
      income taxes..............................     (59.8)       11.8      (163.1)
     Minority interest..........................     (33.2)        1.7       (83.7)
                                                  ---------   ---------   ---------
                                                     209.3       (21.6)      219.2
                                                  ---------   ---------   ---------
     Balance at end of period...................     209.3       131.4       153.0
                                                  ---------   ---------   ---------
         Total shareholder's equity.............  $2,235.4    $1,896.2    $1,724.3
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                    1997         1996         1995
 --------------------------------------------  ----------   ----------   ----------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   200.0    $   193.5    $   137.0
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Minority interest...................       79.4         74.6         73.1
         Net realized gains..................      (77.8)       (66.8)       (39.8)
         Net amortization and depreciation...       31.6         44.7         57.7
         Deferred federal income taxes.......       14.2        (15.7)       (37.0)
         Change in deferred acquisition
         costs...............................     (189.7)       (73.9)       (38.4)
         Change in premiums and notes
         receivable, net of reinsurance......      (15.1)       (16.8)       (42.0)
         Change in accrued investment
         income..............................        7.1         16.7          7.0
         Change in policy liabilities and
         accruals, net.......................     (134.9)      (184.3)       116.2
         Change in reinsurance receivable....       27.2        123.8        (75.6)
         Change in expenses and taxes
         payable.............................       49.4         26.0          7.5
         Separate account activity, net......      --             5.2         (0.1)
         Loss from cession of disability
         income business.....................       53.9         --           --
         Payment related to cession of
         disability income business..........     (207.0)        --           --
         Other, net..........................       20.4         38.5        (33.8)
                                               ----------   ----------   ----------
             Net cash (used in) provided by
                operating activities.........     (141.3)       165.5        131.8
                                               ----------   ----------   ----------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
      of available-for-sale fixed
      maturities.............................    2,947.9      3,985.8      2,738.4
     Proceeds from disposals of
      held-to-maturity fixed maturities......       --           --          271.3
     Proceeds from disposals of equity
      securities.............................      162.7        228.7        120.0
     Proceeds from disposals of other
      investments............................      116.3         99.3         40.5
     Proceeds from mortgages matured or
      collected..............................      204.7        176.9        230.3
     Purchase of available-for-sale fixed
      maturities.............................   (2,596.0)    (3,771.1)    (3,273.3)
     Purchase of equity securities...........      (67.0)       (90.9)      (254.0)
     Purchase of other investments...........     (175.0)      (168.0)       (24.8)
     Proceeds from sale of mutual fund
      processing business....................       --           --           32.9
     Capital expenditures....................      (15.3)       (12.8)       (14.1)
     Other investing activities, net.........        1.3          4.3          4.7
                                               ----------   ----------   ----------
         Net cash provided by (used in)
         investing activities................      579.6        452.2       (128.1)
                                               ----------   ----------   ----------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Deposits and interest credited to
      contractholder deposit funds...........      457.6        268.7        445.8
     Withdrawals from contractholder deposit
      funds..................................     (647.1)      (905.0)    (1,069.9)
     Change in short term debt...............       (5.4)        10.4         (4.8)
     Change in long term debt................       (0.1)        (0.1)         0.2
     Dividends paid to minority
      shareholders...........................       (9.4)        (3.9)        (4.1)
     Additional paid in capital..............        0.1         --          392.4
     Payments to policyholders' membership
      interests..............................       --           --          (27.9)
     Subsidiary treasury stock purchased, at
      cost...................................     (195.0)       (42.0)       (20.9)
                                               ----------   ----------   ----------
             Net cash used in financing
                activities...................     (399.3)      (671.9)      (289.2)
                                               ----------   ----------   ----------
 Net change in cash and cash equivalents.....       39.0        (54.2)      (285.5)
 Net change in cash held in the Closed
  Block......................................       (1.0)        (6.5)       (17.6)
 Cash and cash equivalents, beginning of
  period.....................................      175.9        236.6        539.7
                                               ----------   ----------   ----------
 Cash and cash equivalents, end of period....  $   213.9    $   175.9    $   236.6
                                               ----------   ----------   ----------
                                               ----------   ----------   ----------
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     3.6    $    18.6    $     4.1
     Income taxes paid.......................  $    66.3    $    72.0    $    90.6

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC", or the "Company") was organized as a mutual life insurance company until October 16, 1995. FAFLIC converted to a stock life insurance company pursuant to a plan of reorganization effective October 16, 1995 and became a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The consolidated financial statements have been prepared as if FAFLIC were organized as a stock life insurance company for all periods presented. Thus, generally accepted accounting principles for stock life insurance companies have been applied retroactively for all periods presented.

The consolidated financial statements of FAFLIC include the accounts of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its wholly owned life insurance subsidiary, non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries), and Allmerica Property and Casualty Companies, Inc. (a 65.78%-owned non-insurance holding company). The Closed Block assets and liabilities at December 31, 1997 and 1996, and its results of operations subsequent to demutualization are presented in the consolidated financial statements as single line items. Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements at December 31, 1997 and 1996, and the years then ended exclude the Closed Block related amounts. All significant intercompany accounts and transactions have been eliminated.

Minority interest relates to the Company's investment in Allmerica P&C (APY) and its only significant subsidiary, The Hanover Insurance Company ("Hanover"). Hanover's 82.5%-owned subsidiary is Citizens Corporation, the holding company for Citizens Insurance Company of America ("Citizens"). Minority interest also includes an amount related to the minority interest in Citizens Corporation.

APY and a wholly-owned subsidiary of AFC merged on July 16, 1997. Through the merger, AFC acquired all of the outstanding common stock of Allmerica P&C that it did not already own in exchange for cash and stock. The merger has been accounted for as a purchase. A total of $90.6 million, representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period. Additional information pertaining to the merger agreement is included in Note 2, significant transactions.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  CLOSED BLOCK

As of October 16, 1995, the Company established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts after the demutualization. Unless the Commissioner consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. On October 16, 1995, FAFLIC, allocated to the Closed Block, assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales in effect in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets at October 16, 1995 measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at October 16, 1995, the expected income would be recognized in income for that period. Further, any excess of the actual income over the expected income would also be recognized in income to the extent that the aggregate expected income for all prior periods exceeded the aggregate actual income. Any remaining excess of actual income over expected income would be accrued as a liability for policyholder dividends in the Closed Block to be paid to the Closed Block policyholders. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined as of October 16, 1995.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividends scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

In November 1995, the Financial Accounting Standards Board ("FASB") issued a Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, which permitted companies to reclassify securities, where appropriate, based on the new guidance. As a result, the Company transferred securities with amortized cost and fair value of $696.4 million and $725.6 million, respectively, from the held-to-maturity category to the available-for-sale category, which resulted in a net increase in shareholder's equity of $12.8 million.

Marketable equity securities and debt securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company committed to a plan to dispose of all real estate assets by the end of 1998. As a result of this decision real estate held by the Company and real estate joint ventures were written down to the estimated fair value less cost to sell. Depreciation is not recorded on these assets while they are held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans and real estate are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, and interest rate futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Derivative financial instruments are accounted for under three different methods: fair value accounting, deferral accounting and accrual accounting. Interest rate swap contracts used to hedge interest rate risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge foreign currency exchange risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Futures contracts used to hedge interest rate risk are accounted for using the deferral method, with gains and losses deferred in unrealized gains and losses in equity and recognized in earnings in conjunction with the earnings recognition of the underlying hedged item. Other swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value reported in realized investment gains and losses in earnings.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

F.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty, group life and group health insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, management believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

G.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

H.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

I.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities. Estimated liabilities are established for group life and health policies that contain experience rating provisions. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for outstanding claims, losses and loss adjustment expenses are estimates of payments to be made on property and casualty and health insurance for reported losses and estimates of losses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty, group life, and accident and health insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts, deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances. All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, management believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

J.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life and health insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty and group life, accident and health insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, and mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

K.  POLICYHOLDER DIVIDENDS

Prior to demutualization, certain life, health and annuity insurance policies contained dividend payment provisions that enabled the policyholder to participate in the earnings of the Company. The amount of policyholders' dividends was determined annually by the Board of Directors. The aggregate amount of policyholders' dividends was related to the actual interest, mortality, morbidity and expense experience for the year and the Company's judgment as to the appropriate level of statutory surplus to be retained. Upon demutualization, certain participating individual life insurance policies and individual annuity and supplemental contracts were transferred to the Closed Block. The Closed Block was funded to protect the dividend expectations of such policies and contracts. Accordingly, these policies no longer participate in the earnings and surplus of the Open Block. Subsequent to demutualization, the Company ceased issuance of participating policies.

Prior to demutualization, the participating life insurance in force was 16.2% of the face value of total life insurance in force at December 31, 1994. The premiums on participating life, health and annuity policies were 11.3% and 6.4% of total life, health and annuity statutory premiums prior to demutualization in 1995 and 1994, respectively. Total policyholders' dividends were $23.3 million and $32.8 million prior to demutualization in 1995 and 1994, respectively.

L.  FEDERAL INCOME TAXES

AFC, its life insurance subsidiaries, FAFLIC, AFLIAC, and its non-life insurance domestic subsidiaries file a life-nonlife consolidated United States Federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life insurance company taxable operating losses that can be applied to offset life insurance company taxable income. APY and its subsidiaries will be included in the AFC consolidated return as part of the non-life insurance company subgroup for the period July 17, 1997 through December 31, 1997. For the period January 1, 1997 through July 16, 1997, APY and its subsidiaries will file a separate consolidated United States Federal income tax return.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate Federal Income Tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes (SFAS No.
109). These differences result primarily from loss reserves, policy acquisition expenses, and unrealized appreciation/depreciation on investments.

M.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1997, the FASB issued Statement No. 131, Disclosures About Segments of an Enterprise and Related Information. This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, Financial Reporting for Segments of a Business Enterprise. Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. The Company anticipates no impact from the adoption of Statement No. 131.

In June 1997, the FASB also issued Statement No. 130, Reporting Comprehensive Income, which established standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company anticipates that the adoption of Statement No. 130 will result primarily in reporting the changes in unrealized gains and losses on investments in debt and equity securities in comprehensive income.

N.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

On February 3, 1997, AFC Capital Trust (the "Trust"), a subsidiary business trust of AFC, issued $300 million Series A Capital Securities, which pay cumulative dividends at a rate of 8.207% semiannually commencing August 15, 1997. The Trust exists for the sole purpose of issuing the Capital Securities and investing the proceeds thereof in an equivalent amount of 8.207% Junior Subordinated Deferrable Interest Debentures due 2027 of AFC (the "Subordinated Debentures"). Through certain guarantees, the Subordinated Debentures and the terms of related agreements, AFC has irrevocably and unconditionally guaranteed the obligations of the Trust under the Capital Securities. Net proceeds from the offering of approximately $296.3 million are intended to fund a portion of the acquisition of the 24.2 million publicly-held shares of APY pursuant to an Agreement and Plan of Merger dated February 19, 1997.

The merger of APY and a wholly-owned subsidiary of AFC was consummated on July 16, 1997. Through the merger, AFC acquired all of the outstanding common stock of APY that FAFLIC did not already own in exchange for cash of $425.6 million and approximately 9.7 million shares of AFC stock valued at $372.5 million. At consummation of this transaction AFC owned 59.5% through FAFLIC and 40.5% directly.

The merger has been accounted for as a purchase by AFC. Total consideration of approximately $798.1 million has been allocated to the minority interest in the assets and liabilities based on estimates of their fair values. The minority interest acquired totaled $703.5 million. A total of $90.6 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

The pushdown of goodwill to APY resulted in an increase to the consolidated equity of FAFLIC of $61.3 million as additional paid in capital. The effects of this transaction on the 1997 results of the Company are as follows:

                                                              INCREASE (DECREASE)
                                                              -------------------
Revenue....................................................      $    (6.7)
                                                                     -----
                                                                     -----
Realized capital gains included in revenue.................      $    (4.9)
                                                                     -----
                                                                     -----
Net income.................................................      $    (6.1)
                                                                     -----
                                                                     -----
Unrealized appreciation on investments.....................      $     4.4
                                                                     -----
                                                                     -----

In December 1997, APY redeemed 5,735.3 shares of its issued and outstanding common stock owned by AFC for $195 million in cash and securities. The effect of this transaction was to increase FAFLIC's ownership of APY by 6.3%.

On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

Effective January 1, 1998, the Company entered into an agreement with Reinsurance Group of America, Inc. to reinsure the mortality risk on the universal life and variable universal life blocks of business. Management believes that this agreement will not have a material effect on the results of operations or financial position of the Company.

Pursuant to the plan of reorganization effective October 16, 1995, AFC issued
37.5 million shares of its common stock to eligible policyholders. AFC also issued 12.6 million shares of its common stock at a price of

$21.00 per share in a public offering, resulting in net proceeds of $248.0 million, and issued Senior Debentures in the principal amount of $200.0 million which resulted in net proceeds of $197.2 million. AFC contributed $392.4 million of these proceeds to FAFLIC.

Effective March 31, 1995, the Company entered into an agreement with TSSG, a division of First Data Corporation, pursuant to which the Company sold its mutual fund processing business and agreed not to engage in this business for four years after that date. In accordance with this agreement, the Company received proceeds of $32.1 million. A gain of $13.5 million, net of taxes of $7.2 million, was recorded in March 1995. Additionally, the Company received a non-recurring $3.1 million contingent payment, net of taxes of $1.7 million, in 1996, related to the aforementioned sale.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with SFAS No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                               1997
                                          -----------------------------------------------
                                                        GROSS         GROSS
DECEMBER 31                               AMORTIZED   UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                             COST (1)      GAINS        LOSSES       VALUE
----------------------------------------  ---------   ----------   -----------   --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   265.3     $  9.5       $  0.9      $  273.9
States and political subdivisions.......    2,200.6       78.3          3.1       2,275.8
Foreign governments.....................      110.8        8.5          2.2         117.1
Corporate fixed maturities..............    4,041.6      175.1         12.2       4,204.5
Mortgage-backed securities..............      374.5        9.7          2.0         382.2
                                          ---------   ----------   -----------   --------
Total fixed maturities..................  $ 6,992.8     $281.1       $ 20.4      $7,253.5
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------
Equity securities.......................  $   341.1     $141.9       $  4.0      $  479.0
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------


                                                               1996
                                          -----------------------------------------------
                                                        GROSS         GROSS
DECEMBER 31                               AMORTIZED   UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                             COST (1)      GAINS        LOSSES       VALUE
----------------------------------------  ---------   ----------   -----------   --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   273.6     $  9.3       $  1.6      $  281.3
States and political subdivisions.......    2,236.9       48.5          7.7       2,277.7
Foreign governments.....................      108.0        7.3        --            115.3
Corporate fixed maturities..............    4,277.5      140.3         15.7       4,402.1
Mortgage-backed securities..............      383.1        4.7          2.7         385.1
                                          ---------   ----------   -----------   --------
Total fixed maturities..................  $ 7,279.1     $210.1       $ 27.7      $7,461.5
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------
Equity securities.......................  $   327.9     $148.9       $  3.7      $  473.1
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1997, the amortized cost and market value of assets on deposit were $276.8 million and $291.7 million, respectively. At December 31, 1996, the amortized cost and market value of assets on deposit were $284.9 million and $292.2 million, respectively.

In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $105.1 million and $98.0 million were on deposit with various state and governmental authorities at December 31, 1997 and 1996, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1997 and 1996, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                  1997
                                          --------------------
DECEMBER 31                               AMORTIZED     FAIR
(IN MILLIONS)                               COST       VALUE
----------------------------------------  ---------   --------

Due in one year or less.................  $   464.5   $  467.7
Due after one year through five years...    2,142.9    2,225.7
Due after five years through ten
 years..................................    2,137.3    2,217.1
Due after ten years.....................    2,248.1    2,343.0
                                          ---------   --------
Total...................................  $ 6,992.8   $7,253.5
                                          ---------   --------
                                          ---------   --------

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                 PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31                    VOLUNTARY        GROSS  GROSS
(IN MILLIONS)                                        SALES          GAINS  LOSSES
---------------------------------------------  ------------------   -----  ------

1997
Fixed maturities.............................       $1,894.8        $27.6  $ 16.2
Equity securities............................       $  145.5        $55.8  $  1.3
1996
Fixed maturities.............................       $2,432.8        $19.3  $ 30.5
Equity securities............................       $  228.1        $56.1  $  1.3
1995
Fixed maturities.............................       $1,612.3        $23.7  $ 33.0
Equity securities............................       $  122.2        $23.1  $  6.9

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
                                                                           SECURITIES
FOR THE YEARS ENDED DECEMBER 31                                 FIXED       AND OTHER
(IN MILLIONS)                                                 MATURITIES       (1)        TOTAL
------------------------------------------------------------  ----------   -----------   -------

1997
Net appreciation, beginning of year.........................    $ 71.3        $ 60.1     $ 131.4
  Net appreciation (depreciation) on available-for-sale
    securities..............................................      83.2          (5.9)       77.3
  Appreciation due to AFC purchase of minority interest of
    Allmerica P&C...........................................      50.7          59.6       110.3
  Net depreciation from the effect on deferred policy
    acquisition costs and on policy liabilities.............     (16.7)       --           (16.7)
  Provision for deferred federal income taxes and minority
    interest................................................     (65.9)        (27.1)      (93.0)
                                                              ----------   -----------   -------
                                                                  51.3          26.6        77.9
                                                              ----------   -----------   -------
Net appreciation, end of year...............................    $122.7        $ 86.6     $ 209.3
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

1996
Net appreciation, beginning of year.........................    $108.7        $ 44.3     $ 153.0
  Net (depreciation) appreciation on available-for-sale
    securities..............................................     (94.1)         35.9       (58.2)
  Net appreciation from the effect on deferred policy
    acquisition costs and on policy liabilities.............      23.1        --            23.1
  Provision for deferred federal income taxes and minority
    interest................................................      33.6         (20.1)       13.5
                                                              ----------   -----------   -------
                                                                 (37.4)         15.8       (21.6)
                                                              ----------   -----------   -------
  Net appreciation, end of year.............................    $ 71.3        $ 60.1     $ 131.4
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

1995
Net appreciation (depreciation), beginning of year..........    $(89.4)       $ 10.4     $ (79.0)
Effect of transfer of securities between classifications:
  Net appreciation on available-for-sale securities.........      29.2        --            29.2
  Net depreciation from the effect of accounting change on
    deferred policy acquisition costs and on policy
    liabilities.............................................      (6.8)       --            (6.8)
  Provision for deferred federal income taxes and minority
    interest................................................      (9.6)       --            (9.6)
                                                              ----------   -----------   -------
                                                                  12.8        --            12.8
                                                              ----------   -----------   -------
Net appreciation on available-for-sale securities...........     465.4          87.5       552.9
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (86.9)                    (86.9)
Provision for deferred federal income taxes and minority
 interest...................................................    (193.2)        (53.6)     (246.8)
                                                              ----------   -----------   -------
                                                                 185.3          33.9       219.2
                                                              ----------   -----------   -------
Net appreciation, end of year...............................    $108.7        $ 44.3     $ 153.0
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

(1) Includes net appreciation on other investments of $1.8 million, $0.6 million, and 2.2 million in 1997, 1996 and 1995, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans and real estate are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and real estate investments net of applicable reserves were as follows:

DECEMBER 31
(IN MILLIONS)                              1997     1996
----------------------------------------  ------  --------

Mortgage loans..........................  $567.5  $  650.1
Real estate:
  Held for sale.........................    50.3     110.4
  Held for production of income.........    --        10.3
                                          ------  --------
    Total real estate...................    50.3     120.7
                                          ------  --------
Total mortgage loans and real estate....  $617.8  $  770.8
                                          ------  --------
                                          ------  --------

Reserves for mortgage loans were $20.7 million and $19.6 million at December 31, 1997 and 1996, respectively.

During 1997, the Company committed to a plan to dispose of all real estate assets by the end of 1998. As a result, real estate assets with a carrying amount of $54.7 million were written down to the estimated fair value less cost to sell of $50.3 million, and a net realized investment loss of $4.4 million was recognized. Depreciation is not recorded on these assets while they are held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1997. During 1996 and 1995, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $0.9 million and $26.1 million, respectively.

At December 31, 1997, contractual commitments to extend credit under commercial mortgage loan agreements amounted to approximately $39.4 million, of which $10.0 million related to the Closed Block. These commitments generally expire within one year.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31
(IN MILLIONS)                              1997     1996
----------------------------------------  ------  --------

Property type:
  Office building.......................  $265.1  $  317.1
  Residential...........................    66.6      95.4
  Retail................................   132.8     177.0
  Industrial/warehouse..................   107.2     124.8
  Other.................................    66.8      91.0
  Valuation allowances..................   (20.7)    (34.5)
                                          ------  --------
Total...................................  $617.8  $  770.8
                                          ------  --------
                                          ------  --------
Geographic region:
  South Atlantic........................   173.4     227.0
  Pacific...............................   152.8     154.4
  East North Central....................   102.0     119.2
  Middle Atlantic.......................    73.8     112.6
  West South Central....................    34.9      41.6
  New England...........................    46.9      50.9
  Other.................................    54.7      99.6
  Valuation allowances..................   (20.7)    (34.5)
                                          ------  --------
Total...................................  $617.8  $  770.8
                                          ------  --------
                                          ------  --------

At December 31, 1997, scheduled mortgage loan maturities were as follows: 1998 -- $136.4 million; 1999 -- $70.8 million; 2000 -- $129.2 million; 2001 -- $26.4 million; 2002 -- $29.9 million; and $174.8 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1997, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED                                              BALANCE AT
DECEMBER 31                BALANCE AT                             DECEMBER
(IN MILLIONS)              JANUARY 1    ADDITIONS   DEDUCTIONS       31
-------------------------  ----------   ---------   ----------   ----------

1997
Mortgage loans...........    $19.6        $ 2.5       $ 1.4        $20.7
Real estate..............     14.9          6.0        20.9        --
                             -----      ---------     -----        -----
    Total................    $34.5        $ 8.5       $22.3        $20.7
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

1996
Mortgage loans...........    $33.8        $ 5.5       $19.7        $19.6
Real estate..............     19.6        --            4.7         14.9
                             -----      ---------     -----        -----
    Total................    $53.4        $ 5.5       $24.4        $34.5
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

1995
Mortgage loans...........    $47.2        $ 1.5       $14.9        $33.8
Real estate..............     22.9         (0.6)        2.7         19.6
                             -----      ---------     -----        -----
    Total................    $70.1        $ 0.9       $17.6        $53.4
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

The carrying value of impaired loans was $30.5 million and $33.6 million, with related reserves of $13.8 million and $11.9 million as of December 31, 1997 and 1996, respectively. All impaired loans were reserved as of December 31, 1997 and 1996.

The average carrying value of impaired loans was $30.8 million, $50.4 million and $117.9 million, with related interest income while such loans were impaired of $3.2 million, $5.8 million and $9.3 million as of December 31, 1997, 1996 and 1995, respectively.

D.  FUTURES CONTRACTS

The Company purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of Guaranteed Investment Contracts ("GICs"). The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. The Company's exposure to credit risk under futures contracts is limited to the margin deposited with the broker. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal danger of default. The Company does not require collateral or other securities to support financial instruments with credit risk.

There were no futures contracts outstanding at December 31, 1997, and $(33.0) million notional amount of short contracts at December 31, 1996. The notional amounts of the contracts represent the extent of the

Company's investment but not the future cash requirements, as the Company generally settles open positions prior to maturity. The fair value of futures contracts outstanding were $(32.4) million at December 31, 1996.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts. If instruments being hedged by futures contracts are disposed, any unamortized gains or losses on such contracts are included in the determination of the gain or loss from the disposition. There were no deferred hedging gains (losses) in 1997. Deferred hedging gains were $0.5 million and $5.6 million in 1996 and 1995, respectively. Gains and losses on hedge contracts that are deemed ineffective by the Company are realized immediately.

A reconciliation of the notional amount of futures contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $(33.0) $ 74.7  $126.6
New contracts................................    (0.2)   (1.1)  349.2
Contracts terminated.........................    33.2  (106.6) (401.1)
                                               ------  ------  ------
Contracts outstanding, end of year...........    --    $(33.0) $ 74.7
                                               ------  ------  ------
                                               ------  ------  ------

E.  FOREIGN CURRENCY SWAP CONTRACTS

The Company enters into foreign currency swap contracts to hedge exposure to currency risk on foreign fixed maturity investments. Interest and principal related to foreign fixed maturity investments payable in foreign currencies, at current exchange rates, are exchanged for the equivalent payment translated at a specific currency exchange rate. The Company's maximum exposure to counterparty credit risk is the difference between the foreign currency exchange rate, as agreed upon in the swap contract, and the foreign currency spot rate on the date of the exchange. The fair values of the foreign currency swap contracts outstanding were $0.1 million and $(9.2) million at December 31, 1997 and 1996, respectively. Changes in the fair value of contracts are reported in unrealized gains or losses, consistent with the reporting for the underlying hedged security. The Company does not require collateral or other security to support financial instruments with credit risk.

The difference between amounts paid and received on foreign currency swap contracts is reflected in the net investment income related to the underlying assets and is not material in 1997, 1996 and 1995. Any gain or loss on the termination of swap contracts is deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gains or losses on foreign currency swap contracts.

A reconciliation of the notional amount of swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $ 68.6  $104.6  $118.7
New contracts................................     5.0    --      --
Contracts expired............................   (18.2)  (36.0)   --
Contracts terminated.........................    --      --     (14.1)
                                               ------  ------  ------
Contracts outstanding, end of year...........  $ 55.4  $ 68.6  $104.6
                                               ------  ------  ------
                                               ------  ------  ------

Expected maturities of foreign currency swap contracts are $25.0 million in 1999, $11.6 million in 2000 and $18.8 million thereafter. There are no expected maturities of foreign currency swap contracts in 1998, 2001 and 2002.

F.  INTEREST RATE SWAP CONTRACTS

The Company enters into interest rate swap contracts to hedge exposure to interest rate fluctuations. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. As with foreign currency swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by the nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 1997 was not material to the Company. The Company does not require collateral or other security to support financial instruments with credit risk.

The net amount receivable or payable is recognized over the life of the swap contract as an adjustment to net investment income. The (decrease) or increase in net investment income related to interest rate swap contracts was $(0.4) million, $0.6 million and $0.7 million for the years ended December 31, 1997, 1996 and 1995, respectively. The fair values of interest rate swap contracts outstanding were $(2.3) million at December 31, 1997. There were no interest rate contracts outstanding at December 31, 1996. Changes in the fair value of contracts are reported as an unrealized gain or loss, consistent with the underlying hedged security. Any gain or loss on the termination of interest rate swap contracts accounted for as hedges are deferred and recognized with the gain or loss on the hedged transaction. The Company had no deferred gain or loss on interest rate swap contracts in 1997 or 1996.

A reconciliation of the notional amount of interest rate and other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $  5.0  $ 17.5  $ 22.8
New contracts................................   244.7    63.6    --
Contracts expired............................    (5.6)  (17.5)   (5.3)
                                               ------  ------  ------
Contracts outstanding, end of year...........  $244.1  $ 63.6  $ 17.5
                                               ------  ------  ------
                                               ------  ------  ------

Expected maturities of interest rate swap contracts outstanding at December 31, 1997 are as follows: $5.0 million in 1998, and $239.1 million in 2000 and thereafter. There are no expected maturities of interest rate contracts in 1999.

G.  OTHER SWAP CONTRACTS

The Company enters into security return-linked swap contracts and insurance portfolio-linked swap contracts for investment purposes. Under the security return-linked contracts, the Company agrees to exchange cash flows according to the performance of a specified security or portfolio of securities. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by the nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 1997, were not material to the Company. Swap contracts also subject the Company to market risk associated with changes in interest rates. The Company does not require collateral or other security to support financial instruments with credit risk.

The swap contracts are marked to market with any gain or loss recognized currently. The net amount receivable or payable under these contracts is recognized when the contracts are marked to market. The fair values of swap contracts outstanding were $(0.1) million and $0.1 million at December 31, 1997 and 1996, respectively. The net decrease in realized investment gains related to other swap contracts was $(1.6) million for the year ended December 31, 1997. There were no realized investment gains on other swap contracts recognized in 1996 and 1995.

A reconciliation of the notional amount of other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $ 58.6  $ --    $ --
New contracts................................   192.1    58.6    --
Contracts expired............................  (211.6)   --      --
Contracts terminated.........................   (24.1)   --      --
                                               ------  ------  ------
Contracts outstanding, end of year...........  $ 15.0  $ 58.6  $ --
                                               ------  ------  ------
                                               ------  ------  ------

Expected maturities of other swap contracts outstanding at December 31, 1997 are as follows: $10 million in 1999 and $5 million in 2001. There are no expected maturities of such other swap contracts in 1998, 2000, or 2002.

H.  OTHER

At December 31, 1997, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity, except for investments with the U.S. Treasury with a carrying value of $262.5 million.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Fixed maturities.............................  $541.9  $553.8  $555.1
Mortgage loans...............................    57.5    69.5    97.0
Equity securities............................    10.6    11.1    13.2
Policy loans.................................    10.9    10.3    20.3
Real estate..................................    20.1    40.8    48.7
Other long-term investments..................    12.4    19.9     7.5
Short-term investments.......................    12.8    10.6    21.2
                                               ------  ------  ------
Gross investment income......................   666.2   716.0   763.0
Less investment expenses.....................   (24.4)  (45.2)  (52.5)
                                               ------  ------  ------
Net investment income........................  $641.8  $670.8  $710.5
                                               ------  ------  ------
                                               ------  ------  ------

At December 31, 1997, mortgage loans on non-accrual status were $3.6 million which were all restructured loans. There were no fixed maturities which were on non-accrual status at December 31, 1997. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, had no impact in 1997, and reduced net income by $0.5 million and $0.6 million in 1996 and 1995, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $40.3 million, $51.3 million and $98.9 million at December 31, 1997, 1996 and 1995, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.9 million, $7.7 million and $11.1 million in 1997, 1996 and 1995, respectively. Actual interest income on these loans included in net investment income aggregated $4.2 million, $4.5 million and $7.1 million in 1997, 1996 and 1995, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the twelve months ended December 31, 1997.

Included in other long-term investments is income from limited partnerships of $7.8 million, $13.7 million and $0.1 million in 1997, 1996 and 1995 respectively.

B.  REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1997    1996    1995
---------------------------------------------  ------  ------  ------

Fixed maturities.............................  $ 14.7  $ (9.7) $ (7.0)
Mortgage loans...............................    (1.2)   (2.4)    1.4
Equity securities............................    53.6    54.8    16.2
Real estate..................................    12.8    21.1     5.3
Other........................................    (3.4)    3.0     3.2
                                               ------  ------  ------
Net realized investment gains................  $ 76.5  $ 66.8  $ 19.1
                                               ------  ------  ------
                                               ------  ------  ------

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Fair values of interest rate futures were not material at December 31, 1997 and 1996.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the consolidated balance sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

REINSURANCE RECEIVABLES

The carrying amount reported in the consolidated balance sheets approximates fair value.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Other liabilities are based on surrender values.

DEBT

The carrying value of short-term debt reported in the balance sheet approximates fair value. The fair value of long-term debt was estimated using market quotes, when available, and, when not available, discounted cash flow analyses.

The estimated fair values of the financial instruments were as follows:

                                                       1997                  1996
                                               --------------------  --------------------
DECEMBER 31                                    CARRYING      FAIR    CARRYING      FAIR
(IN MILLIONS)                                    VALUE      VALUE      VALUE      VALUE
---------------------------------------------  ---------   --------  ---------   --------

FINANCIAL ASSETS
  Cash and cash equivalents..................  $   213.9   $  213.9  $   175.9   $  175.9
  Fixed maturities...........................    7,253.5    7,253.5    7,461.5    7,461.5
  Equity securities..........................      479.0      479.0      473.1      473.1
  Mortgage loans.............................      567.5      597.0      650.1      675.7
  Policy loans...............................      141.9      141.9      132.4      132.4
                                               ---------   --------  ---------   --------
                                               $ 8,655.8   $8,685.3  $ 8,893.0   $8,918.6
                                               ---------   --------  ---------   --------
                                               ---------   --------  ---------   --------

FINANCIAL LIABILITIES
  Guaranteed investment contracts............  $   985.2   $1,004.7  $ 1,101.3   $1,119.2
  Supplemental contracts without life
    contingencies............................       22.4       22.4       23.1       23.1
  Dividend accumulations.....................       87.8       87.8       87.3       87.3
  Other individual contract deposit funds....       57.9       55.7       76.9       74.3
  Other group contract deposit funds.........      714.8      715.5      789.1      788.3
  Individual annuity contracts...............      907.4      882.2      935.6      911.7
  Short-term debt............................       33.0       33.0       38.4       38.4
  Long-term debt.............................        2.6        2.6        2.7        2.7
                                               ---------   --------  ---------   --------
                                               $ 2,811.1   $2,803.9  $ 3,054.4   $3,045.0
                                               ---------   --------  ---------   --------
                                               ---------   --------  ---------   --------

6.  CLOSED BLOCK

Included in other income in the Consolidated Statement of Income for 1997 and 1996 is a net pre-tax contribution from the Closed Block of $9.1 million and $8.6 million, respectively. Summarized financial information of the Closed Block as of December 31, 1997 and 1996 and for the period ended December 31, 1997 and 1996 is as follows:

DECEMBER 31
(IN MILLIONS)                                                                                      1997       1996
-----------------------------------------------------------------------------------------------  ---------  ---------
Assets
  Fixed maturities, at fair value (amortized cost of $400.1 and $397.2, respectively)..........  $   412.9  $   403.9
  Mortgage loans...............................................................................      112.0      114.5
  Policy loans.................................................................................      218.8      230.2
  Cash and cash equivalents....................................................................       25.1       24.1
  Accrued investment income....................................................................       14.1       14.3
  Deferred policy acquisition costs............................................................       18.2       21.1
  Other assets.................................................................................        5.6        2.7
                                                                                                 ---------  ---------
    Total assets...............................................................................  $   806.7  $   810.8
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------
Liabilities
  Policy liabilities and accruals..............................................................  $   875.1  $   883.4
  Other liabilities............................................................................       10.4       16.0
                                                                                                 ---------  ---------
    Total liabilities..........................................................................  $   885.5  $   899.4
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

DECEMBER 31
(IN MILLIONS)                                                                                      1997       1996
-----------------------------------------------------------------------------------------------  ---------  ---------
Revenues
  Premiums.....................................................................................  $    58.3  $    61.7
  Net investment income........................................................................       53.4       52.6
  Realized investment loss.....................................................................        1.3       (0.7)
                                                                                                 ---------  ---------
Total revenues.................................................................................      113.0      113.6
                                                                                                 ---------  ---------
Benefits and expenses
  Policy benefits..............................................................................      100.5      101.2
  Policy acquisition expenses..................................................................        3.0        3.2
  Other operating expenses.....................................................................        0.4        0.6
                                                                                                 ---------  ---------
Total benefits and expenses....................................................................      103.9      105.0
                                                                                                 ---------  ---------
Contribution from the Closed Block.............................................................  $     9.1  $     8.6
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------
Cash flows
  Cash flows from operating activities:
    Contribution from the Closed Block.........................................................  $     9.1  $     8.6
    Initial cash transferred to the Closed Block...............................................     --         --
    Change in deferred policy acquisition costs, net...........................................        2.9        3.4
    Change in premiums and other receivables...................................................     --            0.2
    Change in policy liabilities and accruals..................................................      (11.6)     (13.9)
    Change in accrued investment income........................................................        0.2        2.3
    Deferred Taxes.............................................................................       (5.1)       1.0
    Change in other assets.....................................................................       (2.9)      (1.6)
    Change in expenses and taxes payable.......................................................       (2.0)       1.7
    Other, net.................................................................................       (1.2)       1.4
                                                                                                 ---------  ---------
Net cash (used in) provided by operating activities............................................      (10.6)       3.1
                                                                                                 ---------  ---------
  Cash flows from investing activities:
    Sales, maturities and repayments of investments............................................      161.6      188.1
    Purchases of investments...................................................................     (161.4)    (196.9)
    Other, net.................................................................................       11.4       12.2
                                                                                                 ---------  ---------
Net cash provided by (used in) investing activities............................................       11.6        3.4
                                                                                                 ---------  ---------
Net increase in cash and cash equivalents......................................................        1.0        6.5
Cash and cash equivalents, beginning of year...................................................       24.1       17.6
                                                                                                 ---------  ---------
Cash and cash equivalents, end of year.........................................................  $    25.1  $    24.1
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

On October 16, 1995, there were no valuation allowances transferred to the Closed Block on mortgage loans. There are no valuation allowances on mortgage loans in the Closed Block at December 31, 1997 or 1996, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

7.  DEBT

Short- and long-term debt consisted of the following:

DECEMBER 31
(IN MILLIONS)                                                                                        1997       1996
-------------------------------------------------------------------------------------------------  ---------  ---------
Short-Term
  Commercial paper...............................................................................  $    33.0  $    37.8
  Other..........................................................................................     --            0.6
                                                                                                   ---------  ---------
Total short-term debt............................................................................  $    33.0  $    38.4
                                                                                                   ---------  ---------
                                                                                                   ---------  ---------
Long-term debt...................................................................................  $     2.6  $     2.7
                                                                                                   ---------  ---------
                                                                                                   ---------  ---------

FAFLIC issues commercial paper primarily to manage imbalances between operating cash flows and existing commitments. Commercial paper borrowing arrangements are supported by various lines of credit. At December 31, 1997, the weighted average interest rate for outstanding commercial paper was approximately 5.8%.

At December 31, 1997, AFC had approximately $140.0 million in committed lines of credit provided by U.S. banks, of which $107.2 million was available for borrowing. These lines of credit generally have terms of less than one year, and require the Company to pay annual commitment fees limited to 0.07% of the available credit. Interest that would be charged for usage of these lines of credit is based upon negotiated arrangements.

During 1996, the Company utilized repurchase agreements to finance certain investments. These repurchase agreements were settled by the end of 1996.

In October, 1995, AFC issued $200.0 million face amount of Senior Debentures for proceeds of $197.2 million net of discounts and issuance costs. These securities have an effective interest rate of 7.65%, and mature on October 16, 2025. Interest is payable semiannually on October 15 and April 15 of each year. The Senior Debentures are subject to certain restrictive covenants, including limitations on issuance of or disposition of stock of restricted subsidiaries and limitations on liens. AFC is in compliance with all covenants. The primary source of cash for repayment of the debt by AFC is dividends from FAFLIC and APY.

Interest expense was $3.6 million, $16.8 million and $4.3 million in 1997, 1996 and 1995, respectively. Interest paid on the credit agreement during 1997 was approximately $2.8 million. Interest expense during 1996 also included $11.0 million related to interest payments on repurchase agreements. All interest expense is recorded in other operating expenses.

8.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of SFAS No. 109. A summary of the federal income tax expense (benefit) in the consolidated statements of income is shown below:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                            1997       1996       1995
-------------------------------------------------------------------------------------  ---------  ---------  ---------
Federal income tax expense (benefit)
  Current............................................................................  $    83.3  $    96.8  $   119.7
  Deferred...........................................................................       14.2      (15.7)     (37.0)
                                                                                       ---------  ---------  ---------
Total................................................................................  $    97.5  $    81.1  $    82.7
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                            1997       1996       1995
-------------------------------------------------------------------------------------  ---------  ---------  ---------
Expected federal income tax expense..................................................  $   131.8  $   122.3  $   105.6
  Tax-exempt interest................................................................      (37.9)     (35.3)     (32.2)
  Differential earnings amount.......................................................          -      (10.2)      (7.6)
  Dividend received deduction........................................................       (3.2)      (1.6)      (4.0)
  Changes in tax reserve estimates...................................................        7.8        4.7       19.3
  Other, net.........................................................................       (1.0)       1.2        1.6
                                                                                       ---------  ---------  ---------
Federal income tax expense...........................................................  $    97.5  $    81.1  $    82.7
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

Until conversion to a stock life insurance company, FAFLIC, as a mutual company, reduced its deduction for policyholder dividends by the differential earnings amount. This amount was computed, for each tax year, by multiplying the average equity base of the FAFLIC/AFLIAC consolidated group, as determined for tax purposes, by the estimate of an excess of an imputed earnings rate over the average mutual life insurance companies' earnings rate. The differential earnings amount for each tax year was subsequently recomputed when actual earnings rates were published by the Internal Revenue Service (IRS). The differential earnings amount included in 1996 related to an adjustment for the 1994 tax year based on the actual mutual life insurance companies' earnings rate issued by the IRS in 1996. As a stock life company, FAFLIC is no longer required to reduce its policyholder dividend deduction by the differential earnings amount.

The deferred income tax liability (asset) represents the tax effects of temporary differences attributable to the Company's consolidated federal tax return group. As a result of the purchase discussed in Note 2, all companies will file a single consolidated federal income tax return for tax years ending on and after December 31, 1997. Deferred tax amounts presented for 1996 reflect the combination of the former FAFLIC/ AFLIAC consolidated group with the former APY consolidated group. Its components were as follows:

DECEMBER 31
(IN MILLIONS)                                                                                    1997       1996
---------------------------------------------------------------------------------------------  ---------  ---------
Deferred tax (assets) liabilities
  AMT carryforwards..........................................................................  $   (15.6) $   (16.3)
  Loss reserve discounting...................................................................     (391.6)    (355.1)
  Deferred acquisition costs.................................................................      291.8      249.4
  Employee benefit plans.....................................................................      (48.0)     (41.4)
  Investments, net...........................................................................      175.4      128.5
  Bad debt reserve...........................................................................      (14.3)     (26.2)
  Other, net.................................................................................       15.2       (5.8)
                                                                                               ---------  ---------
Deferred tax (asset) liability, net..........................................................  $    12.9  $   (66.9)
                                                                                               ---------  ---------
                                                                                               ---------  ---------

Gross deferred income tax assets totaled $469.5 million and $444.8 million at December 31, 1997 and 1996, respectively. Gross deferred income tax liabilities totaled $482.4 million and $377.9 million at December 31, 1997 and 1996, respectively.

The Company believes, based on the its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, management considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 1997, there are available alternative minimum tax credit carryforwards of $15.6 million.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/ AFLIAC consolidated group's federal income tax returns through 1991. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1991. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1989, 1990, and 1991 for both the FAFLIC/AFLIAC consolidated group as well as the former Allmerica P&C consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In management's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

9.  PENSION PLANS

FAFLIC provides retirement benefits to substantially all of its employees under three separate defined benefit pension plans. Effective January 1, 1995, the Company adopted a defined benefit cash balance formula, under which the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 1997 and 1996 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net pension expense were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                             1997       1996       1995
--------------------------------------------------------------------------------------  ---------  ---------  ---------
Service cost -- benefits earned during the year.......................................  $    19.9  $    19.0  $    19.7
Interest accrued on projected benefit obligations.....................................       23.5       21.9       21.1
Actual return on assets...............................................................      (64.0)     (42.2)     (89.3)
Net amortization and deferral.........................................................       29.0        9.3       66.1
                                                                                        ---------  ---------  ---------
Net pension expense...................................................................  $     8.4  $     8.0  $    17.6
                                                                                        ---------  ---------  ---------
                                                                                        ---------  ---------  ---------

The following table summarizes the combined status of the three pension plans. At December 31, 1997 and 1996 the plans' assets exceeded their projected benefit obligations.

DECEMBER 31
(IN MILLIONS)                                                                                      1997       1996
-----------------------------------------------------------------------------------------------  ---------  ---------
Actuarial present value of benefit obligations:
  Vested benefit obligation....................................................................  $   332.6  $   308.9
  Unvested benefit obligation..................................................................        7.5        6.6
                                                                                                 ---------  ---------
Accumulated benefit obligation.................................................................  $   340.1  $   315.5
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

Pension liability included in Consolidated Balance Sheets:
  Projected benefit obligation.................................................................  $   370.4  $   344.2
  Plan assets at fair value....................................................................      395.5      347.8
                                                                                                 ---------  ---------
    Plan assets greater (less) than projected benefit obligation...............................       25.1        3.6
  Unrecognized net (gain) loss from past experience............................................      (44.9)      (9.1)
  Unrecognized prior service benefit...........................................................      (13.9)     (11.5)
  Unamortized transition asset.................................................................      (26.2)     (24.7)
                                                                                                 ---------  ---------
Net pension liability..........................................................................  $   (59.9) $   (41.7)
                                                                                                 ---------  ---------
                                                                                                 ---------  ---------

As a result of AFC's purchase of the minority shares of APY, certain pension liabilities were reduced by $11.7 million to reflect their fair value as of the purchase date.

Determination of the projected benefit obligations was based on a weighted average discount rate of 7.0% in 1997 and 1996 and the assumed long-term rate of return on plan assets was 9.0%. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels ranging from 5.0% to 5.5%. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. The plans also hold stock of AFC.

The Company has three separate defined contribution 401(k) plans for its employees. The Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 1997 and 1996, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expenses related to these plans were $3.3 million and $5.5 million, in 1997 and 1996, respectively. In addition to these plans, the Company has a defined contribution plan for substantially all of its agents. The Plan expense in 1997 and 1996, was $2.8 million and $2.0 million, respectively.

On January 1, 1998, substantially all of the aforementioned defined benefit and defined contribution 401k plans were merged with the existing benefit plans of FAFLIC. The transfer of benefit plans will not have a material impact on the results of operations or financial position of the Company.

10.  OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees and dependents, under several plans sponsored by FAFLIC, Hanover, and Citizens. Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plan changes, effective January 1, 1996, resulted in a negative plan amendment (change in eligibility and medical benefits) of $26.8 million and curtailment (no future increases in life insurance) of $5.3 million. The negative plan amendment will be amortized as prior service cost over the average number of years to full eligibility (approximately 9 years or $3.0 million per year). Of the $5.3 million curtailment gain, $3.3 million has been deducted from unrecognized loss and $2.0 million has been recorded as a reduction of the net periodic postretirement benefit expense.

The plans' funded status reconciled with amounts recognized in the Company's consolidated balance sheet were as follows:

DECEMBER 31
(IN MILLIONS)                                                                                     1997       1996
----------------------------------------------------------------------------------------------  ---------  ---------
Accumulated postretirement benefit obligation:
  Retirees....................................................................................  $    40.7  $    40.4
  Fully eligible active plan participants.....................................................        7.0        7.5
  Other active plan participants..............................................................       24.1       24.4
                                                                                                ---------  ---------
                                                                                                     71.8       72.3
Plan assets at fair value.....................................................................     --         --
                                                                                                ---------  ---------
Accumulated postretirement benefit obligation in excess of plan assets........................       71.8       72.3
Unrecognized prior service benefit............................................................       15.3       23.8
Unrecognized loss.............................................................................       (0.8)      (5.0)
                                                                                                ---------  ---------
Accrued postretirement benefit costs..........................................................  $    86.3  $    91.1
                                                                                                ---------  ---------
                                                                                                ---------  ---------

The components of net periodic postretirement benefit expense were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                               1997       1996       1995
----------------------------------------------------------------------------------------  ---------  ---------  ---------
Service cost............................................................................  $     3.0  $     3.2  $     4.2
Interest cost...........................................................................        4.6        4.6        6.9
Amortization of gain....................................................................       (2.8)      (2.8)      (0.5)
                                                                                          ---------  ---------  ---------
Net periodic postretirement benefit expense.............................................  $     4.8  $     5.0  $    10.6
                                                                                          ---------  ---------  ---------
                                                                                          ---------  ---------  ---------

As a result of AFC's purchase of the minority shares of APY, certain postretirement liabilities were reduced by $6.1 million to reflect their fair value as of the purchase date.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1997, health care costs were assumed to increase 8.0% in 1998, declining thereafter until the ultimate rate of 5.5% is reached in 2001 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 1997 by $4.9 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 1997 by $0.6 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1997 and 1996.

As described in Note 9, all of the postretirement benefit plans of the Company were merged with the existing plans of FAFLIC, effective January 1, 1998.

11.  DIVIDEND RESTRICTIONS

Massachusetts, Delaware, New Hampshire and Michigan have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC, AFLIAC, Hanover and Citizens, respectively.

Dividends from FAFLIC and APY (from Hanover) to AFC will be the primary source of cash for repayment of the debt and capital securities by AFC and payment of dividends to AFC stockholders.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer shall pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner shall have approved such dividend or distribution. No dividends were declared nor paid during 1997,1996 or 1995. During 1998, FAFLIC could pay dividends of $196.3 million to AFC without prior approval of the Commissioner. On January 12, 1998 FAFLIC declared a dividend of $50 million to AFC of which $18 million was paid in February, 1998.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were paid by AFLIAC to FAFLIC during 1997, 1996 or 1995. During 1998, AFLIAC could pay dividends of $33.9 million to FAFLIC without prior approval.

Pursuant to New Hampshire's statute, the maximum dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the New Hampshire Insurance Commissioner, is limited to 10% of such insurer's statutory policyholder surplus as of the preceding December 31. Hanover declared dividends to Allmerica P&C totaling $120.0 million, 105.0 million and 40.0 million during 1997, 1996 and 1995, respectively. During 1998, the maximum dividend and other distributions that could be paid to Allmerica P&C by Hanover, without prior approval of the Insurance Commissioner, was approximately $127.6 million.

Pursuant to Michigan's statute, the maximum dividends and other distributions that an insurer may pay in any twelve month period, without prior approval of the Michigan Insurance Commissioner, is limited to the greater of 10% of policyholders' surplus as of December 31 of the immediately preceding year or the statutory net income less realized gains, for the immediately preceding calendar year. Citizens Insurance paid dividends to Citizens Corporation totaling $6.3 million and $3.0 million during 1996 and 1995, respectively. No dividends were paid by Citizens Insurance during 1997. During, 1998, Citizens Insurance could pay dividends of $86.9 million to Citizens Corporation without prior approval.

12.  SEGMENT INFORMATION

The Company offers financial products and services in two major areas: Risk Management and Retirement and Asset Accumulation. Within these broad areas, the Company conducts business principally in five operating segments.

The Risk Management group includes two segments: Regional Property and Casualty and Corporate Risk Management Services.

The Regional Property and Casualty segment includes property and casualty insurance products, such as automobile insurance, homeowners insurance, commercial multiple-peril insurance, and workers' compensation insurance. These products are offered by Allmerica P&C through its operating subsidiaries, Hanover and Citizens. Substantially all of the Regional Property and Casualty segment's earnings are generated in Michigan and the Northeast (Connecticut, Massachusetts, New York, New Jersey, New Hampshire, Rhode Island, Vermont and Maine). The Corporate Risk Management Services segment includes group life and health insurance products and services which assist employers in administering employee benefit programs and in managing the related risks.

The Retirement and Asset Accumulation group includes three segments: Allmerica Financial Services, Institutional Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life-type, traditional and health insurance products distributed via retail channels to individuals across the country. The Institutional Services segment includes primarily group retirement products such as 401(k) plans, tax-sheltered annuities and GIC contracts which are distributed to institutions across the country via work-site marketing and other arrangements. Allmerica Asset Management is a Registered Investment Advisor which provides investment advisory services primarily to affiliates and to other institutions, such as insurance companies and pension plans.

Summarized below is financial information with respect to business segments for the year ended and as of December 31.

DECEMBER 31
(IN MILLIONS)                                                                   1997        1996        1995
---------------------------------------------------------------------------  ----------  ----------  ----------
Revenues:
  Risk Management
    Regional Property and Casualty.........................................  $  2,275.3  $  2,196.6  $  2,109.0
    Corporate Risk Management..............................................       396.3       361.5       328.5
                                                                             ----------  ----------  ----------
    Subtotal...............................................................     2,671.6     2,558.1     2,437.5
  Retirement and Asset Accumulation
    Allmerica Financial Services...........................................       470.6       450.9       487.1
    Institutional Services.................................................       243.4       270.7       330.2
    Allmerica Asset Management.............................................         8.7         8.8         4.4
                                                                             ----------  ----------  ----------
    Subtotal...............................................................       722.7       730.4       821.7
  Eliminations.............................................................       (10.1)       (8.7)       (4.4)
                                                                             ----------  ----------  ----------
Total......................................................................  $  3,384.2  $  3,279.8  $  3,254.8
                                                                             ----------  ----------  ----------
                                                                             ----------  ----------  ----------

DECEMBER 31
(IN MILLIONS)                                                                   1997        1996        1995
---------------------------------------------------------------------------  ----------  ----------  ----------
Income from continuing operations before income taxes:
  Risk Management
    Regional Property and Casualty.........................................  $    206.4  $    197.7  $    206.3
    Corporate Risk Management..............................................        19.3        20.7        18.3
                                                                             ----------  ----------  ----------
    Subtotal...............................................................       225.7       218.4       224.6
  Retirement and Asset Accumulation
    Allmerica Financial Services...........................................        87.4        76.9        35.2
    Institutional Services.................................................        62.4        52.8        42.8
    Allmerica Asset Management.............................................         1.4         1.1         2.3
                                                                             ----------  ----------  ----------
    Subtotal...............................................................       151.2       130.8        80.3
                                                                             ----------  ----------  ----------
Total......................................................................  $    376.9  $    349.2  $    304.9
                                                                             ----------  ----------  ----------
                                                                             ----------  ----------  ----------

Identifiable assets:
  Risk Management
    Regional Property and Casualty.........................................  $  5,710.4  $  5,703.9  $  5,741.8
    Corporate Risk Management..............................................       568.8       522.1       458.9
                                                                             ----------  ----------  ----------
    Subtotal...............................................................     6,279.2     6,226.0     6,200.7
  Retirement and Asset Accumulation
    Allmerica Financial Services...........................................    12,049.6     8,822.4     7,218.6
    Institutional Services.................................................     4,158.5     3,886.7     4,280.9
    Allmerica Asset Management.............................................         4.1         2.4         2.1
                                                                             ----------  ----------  ----------
    Subtotal...............................................................    16,212.2    12,711.5    11,501.6
                                                                             ----------  ----------  ----------
Total......................................................................  $ 22,491.4  $ 18,937.5  $ 17,702.3
                                                                             ----------  ----------  ----------
                                                                             ----------  ----------  ----------

13.  LEASE COMMITMENTS

Rental expenses for operating leases, principally with respect to buildings, amounted to $33.6 million, $34.9 million and $36.4 million in 1997, 1996 and 1995, respectively. At December 31, 1997, future minimum rental payments under non-cancelable operating leases were approximately $72.5 million, payable as follows: 1998 -- $24.8 million; 1999 -- $19.8 million; 2000 -- $13.6 million;
2001 -- $7.9 million; and $6.4 million thereafter. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 1998.

14.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of SFAS No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT DURATION AND LONG DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

The Company is subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company is required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements include the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). At December 31, 1997, CAR was the only reinsurer which represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company cedes a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1997, 1996 and 1995 were $32.3 million and $28.2 million, $38.0 million and $21.8 million, and $49.1 million and $33.7 million, respectively.

The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1997, 1996 and 1995 of $9.8 million and $(0.8) million, $50.5 million and $(52.9) million, and $66.8 million and $62.9 million, respectively. Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                      1997       1996       1995
-------------------------------------------------------------------------------  ---------  ---------  ---------
Life and accident and health insurance premiums:
  Direct.......................................................................  $   417.4  $   389.1  $   438.9
  Assumed......................................................................      110.7       87.8       71.0
  Ceded........................................................................     (170.1)    (138.9)    (150.3)
                                                                                 ---------  ---------  ---------
Net premiums...................................................................  $   358.0  $   338.0  $   359.6
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------
Property and casualty premiums written:
  Direct.......................................................................  $ 2,068.5  $ 2,039.7  $ 2,039.4
  Assumed......................................................................      103.1      108.7      125.0
  Ceded........................................................................     (179.8)    (234.0)    (279.1)
                                                                                 ---------  ---------  ---------
Net premiums...................................................................  $ 1,991.8  $ 1,914.4  $ 1,885.3
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------
Property and casualty premiums earned:
  Direct.......................................................................  $ 2,046.2  $ 2,018.5  $ 2,021.7
  Assumed......................................................................      102.0      112.4      137.7
  Ceded........................................................................     (195.1)    (232.6)    (296.2)
                                                                                 ---------  ---------  ---------
Net premiums...................................................................  $ 1,953.1  $ 1,898.3  $ 1,863.2
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------
Life insurance and other individual policy benefits, claims, losses and loss adjustment expenses:
  Direct.......................................................................  $   656.4  $   606.5  $   741.0
  Assumed......................................................................       61.6       44.9       38.5
  Ceded........................................................................     (158.8)     (77.8)     (69.5)
                                                                                 ---------  ---------  ---------
Net policy benefits, claims, losses and loss adjustment expenses...............  $   559.2  $   573.6  $   710.0
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                      1997       1996       1995
-------------------------------------------------------------------------------  ---------  ---------  ---------
Property and casualty benefits, claims, losses and loss adjustment expenses:
  Direct.......................................................................  $ 1,464.9  $ 1,299.8  $ 1,383.3
  Assumed......................................................................      101.2       85.8      146.1
  Ceded........................................................................     (120.6)      (2.2)    (229.1)
                                                                                 ---------  ---------  ---------
Net policy benefits, claims, losses, and loss adjustment expenses..............  $ 1,445.5  $ 1,383.4  $ 1,300.3
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------

15.  DEFERRED POLICY ACQUISITION COSTS

The following reflects changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                         1997       1996       1995
----------------------------------------------------------------------------------  ---------  ---------  ---------
Balance at beginning of year......................................................  $   822.7  $   735.7  $   802.8
  Acquisition expenses deferred...................................................      617.7      560.8      504.8
  Amortized to expense during the year............................................     (476.0)    (483.5)    (470.3)
  Adjustment to equity during the year............................................      (11.1)       9.7      (50.4)
  Transferred to the Closed Block.................................................         --         --      (24.8)
  Adjustment for cession of term life insurance...................................         --         --      (26.4)
  Adjustment for cession of disability income insurance...........................      (38.6)        --         --
  Adjustment for revision of universal and variable universal life insurance
    mortality assumptions.........................................................       50.8         --         --
                                                                                    ---------  ---------  ---------
Balance at end of year............................................................  $   965.5  $   822.7  $   735.7
                                                                                    ---------  ---------  ---------
                                                                                    ---------  ---------  ---------

At October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.8 million recapitalization of deferred policy acquisition costs.

16.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are reflected in results of operations in the year such changes are determined to be needed and recorded.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $533.6 million, $471.7 million and $446.9 million at December 31, 1997, 1996 and 1995, respectively. Accident and health claim liabilities were re-estimated for all prior years and were decreased by $0.2 million and $0.6 million in 1997 and 1996, respectively, and increased by $17.6 million in 1995. Unfavorable development in the accident and health business during 1995 was primarily due to reserve strengthening and adverse experience in the Company's individual disability line of business. Effective October 1, 1997, the Company ceded substantially all of its individual disability income line of business, under a 100% coinsurance agreement to Metropolitan Life Insurance Company. At December 31, 1997, the individual disability income reserves ceded under this agreement were $249.0 million, representing 46.7% of the Company's total accident and health reserves.

The following table provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and loss adjustment expenses
(LAE):

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                      1997       1996       1995
-------------------------------------------------------------------------------  ---------  ---------  ---------
Reserve for losses and LAE, beginning of the year..............................  $ 2,744.1  $ 2,896.0  $ 2,821.7
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of the current year.............................    1,564.1    1,513.3    1,427.3
  Decrease in provision for insured events of prior years......................     (127.9)    (141.4)    (137.6)
                                                                                 ---------  ---------  ---------
Total incurred losses and LAE..................................................    1,436.2    1,371.9    1,289.7
                                                                                 ---------  ---------  ---------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current year................      775.1      759.6      652.2
  Losses and LAE attributable to insured events of prior years.................      732.1      627.6      614.3
                                                                                 ---------  ---------  ---------
Total payments.................................................................    1,507.2    1,387.2    1,266.5
                                                                                 ---------  ---------  ---------
Change in reinsurance recoverable on unpaid losses.............................      (50.2)    (136.6)      51.1
                                                                                 ---------  ---------  ---------
Other(1)                                                                              (7.5)        --         --
                                                                                 ---------  ---------  ---------
Reserve for losses and LAE, end of year........................................  $ 2,615.4  $ 2,744.1  $ 2,896.0
                                                                                 ---------  ---------  ---------
                                                                                 ---------  ---------  ---------

(1) Includes purchase accounting adjustments.

As part of an ongoing process, the property and casualty reserves have been re-estimated for all prior accident years and were decreased by $127.9 million, $141.4 million and $137.6 million in 1997, 1996 and 1995, respectively.

The decrease in favorable development on prior years' reserves of $13.5 million in 1997 results primarily from a $24.6 million decrease in favorable development at Hanover to $58.4 million, partially offset by an $11.1 million increase in favorable development at Citizens to $69.5 million. The decrease in Hanover's favorable development of $24.6 million in 1997 reflects a decrease in favorable development of $25.0 million, to $17.4 million in the personal automobile line, as well as a decrease in favorable development of $8.5 million, to unfavorable development of $2.8 million in the commercial multiple peril line. These decreases were partially offset by an increase in favorable development in the workers' compensation line of $11.5 million, to $28.8 million. The increase in favorable development at Citizens in 1997 reflects improved severity in the workers' compensation line where favorable development increased $13.9 million, to $35.7 million and in the commercial multiple peril line where favorable development increased $7.0 million to $4.3 million, partially offset by less favorable development in the personal automobile line, where favorable development decreased $10.5 million to $22.5 million in 1997.

The increase in favorable development on prior years' reserves of $3.8 million in 1996 results primarily from an $11.4 million increase in favorable development at Citizens. The increase in Citizens' favorable development of $11.4 million in 1996 reflects improved severity in the personal automobile line, where favorable development increased $28.6 million to $33.0 million in 1996, partially offset by less favorable development in the workers' compensation line of $10.9 million Hanover's favorable development, including voluntary and involuntary pools, decreased $7.7 million in 1996 to $82.9 million, primarily attributable to a decrease in favorable development in the workers' compensation line of $19.8 million. Favorable development in the personal automobile line also decreased $4.7 million, to $42.4 million in 1996. These decreases were offset by increases in favorable development of $1.9 million and $5.6 million, to $12.6 million and $5.7 million, in the commercial automobile and commercial multiple peril lines, respectively. Favorable development in other lines increased by $8.8 million, primarily as a result of environmental reserve strengthening in 1995. Favorable development in Hanover's voluntary and involuntary pools increased $3.7 million to $4.1 million during 1996.

Citizens' favorable development in 1997 primarily reflects a modest shift over the past few years of the workers' compensation business to Western and Northern Michigan, which have demonstrated more favorable loss experience than Eastern Michigan.

Citizens' favorable development in 1996 and 1995 primarily reflects the initiatives taken by the Company to manage medical costs in both the automobile and workers' compensation lines, as well as the impact of the Michigan Supreme Court ruling on workers' compensation indemnity payments in 1995, which decreases the maximum amount to be paid for indemnity cases on all existing and future claims.

Hanover's favorable development from 1995 to 1997 primarily reflects favorable legislation related to workers' compensation, improved safety features in automobiles, improved driving habits and a moderation of medical costs and inflation.

In 1995, Hanover's favorable development was primarily attributable to a re-estimate of reserves with respect to certain types of workers' compensation policies including large deductibles and excess of loss policies. In addition, during 1995 Hanover refined its estimation of unallocated loss adjustment expenses which increased favorable development in that year.

This favorable development reflects the Regional Property and Casualty subsidiaries' reserving philosophy consistently applied over these periods.

Due to the nature of the business written by the Regional Property and Casualty subsidiaries, the exposure to environmental liabilities is relatively small and therefore their reserves are relatively small compared to other types of liabilities. Loss and LAE reserves related to environmental damage and toxic tort liability, included in the total reserve for losses and LAE were $53.1 million and $50.8 million, net of reinsurance of $15.7 million and $20.2 million at the end of 1997 and 1996, respectively. The Regional Property and Casualty subsidiaries do not specifically underwrite policies that include this coverage, but as case law expands policy provisions and insurers' liability beyond the intended coverage, the Regional Property and Casualty subsidiaries may be required to defend such claims. Due to their unusual nature and absence of historical claims data, reserves for these claims are not determined using historical experience to project future losses. The Company estimated its ultimate liability for these claims based upon currently known facts, reasonable assumptions where the facts are not known, current law and methodologies currently available. Although these claims are not material, their existence gives rise to uncertainty and is discussed because of the possibility, however remote, that they may become material. The Company believes that, notwithstanding the evolution of case law expanding liability in environmental claims, recorded reserves related to these claims for environmental liability are adequate. In addition, the Company is not aware of any litigation or pending claims that may result in additional material liabilities in excess of recorded reserves. The environmental liability could be revised in the near term if the estimates used in determining the liability are revised.

17.  MINORITY INTEREST

The Company's interest in Allmerica P&C is represented by ownership of 65.8%, 59.5% and 58.3% of the outstanding shares of common stock at December 31, 1997, 1996 and 1995, respectively. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements.

18.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by, solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit was instituted in Louisiana against AFC and certain of its subsidiaries by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in early stages of discovery and the Company is evaluating the claims. Although the Company believes it has meritorious defenses to plaintiffs' claims, there can be no assurance that the claims will be resolved on a basis which is satisfactory to the Company.

On June 23, 1995, the governor of Maine approved a legislative settlement for the Maine Workers' Compensation Residual Market Pool deficit for the years 1988 through 1992. The settlement provides for an initial funding of $220.0 million toward the deficit. The insurance carriers were liable for $65.0 million and employers would contribute $110.0 million payable through surcharges on premiums over the course of the next ten years. The major insurers are responsible for 90% of the $65.0 million. Hanover's allocated share of the settlement is approximately $4.2 million, which was paid in December 1995. The remainder of the deficit of $45.0 million will be paid by the Maine Guaranty Fund, payable in quarterly contributions over ten years. A group of smaller carriers filed litigation to appeal the settlement. Although the Company believes that adequate reserves have been established for any additional liability, there can be no assurance that the appeal will be resolved on a basis which is satisfactory to the Company.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

RESIDUAL MARKETS

The Company is required to participate in residual markets in various states. The results of the residual markets are not subject to the predictability associated with the Company's own managed business, and are significant to the workers' compensation line of business and both the private passenger and commercial automobile lines of business.

YEAR 2000

The Year 2000 Issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices, or engage in similar normal business activities. Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

19.  STATUTORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                                      1997       1996       1995
-------------------------------------------------------------------------------  ---------  ---------  ---------
Statutory net income (Combined)
  Property and Casualty Companies..............................................  $   190.3  $   155.3  $   155.3
  Life and Health Companies....................................................      191.2      133.3      134.3
Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies..............................................  $ 1,279.8  $ 1,201.6  $ 1,128.4
  Life and Health Companies....................................................    1,221.3    1,120.1      965.6

                     REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of First Allmerica Financial Life Insurance Company and Policyowners of the Fulcrum Separate Account of First Allmerica Financial Life Insurance Company


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (Value, Growth, International Growth, Global Strategic Income, Global Interactive/Telecomm and AIT Money Market) constituting the Fulcrum Separate Account of First Allmerica Financial Life Insurance Company at December 31, 1997, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

PRICE WATERHOUSE LLP
Boston, Massachusetts

March 25, 1998

                            FULCRUM SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                                             INTERNATIONAL       GLOBAL               GLOBAL              AIT
                                       VALUE      GROWTH        GROWTH      STRATEGIC INCOME   INTERACTIVE/TELECOMM   MONEY MARKET
                                     ---------   ---------   ------------   ----------------   --------------------   ------------
ASSETS (NOTES 3 AND 7):
Investment in shares of Allmerica
  Investment Trust.................  $      --   $      --     $     --         $     --            $       --          $   8,360
Investments in shares of The
  Palladian Trust..................    506,964     271,207       75,245           40,825               233,244                 --
                                     ---------   ---------   ------------   ----------------        ----------        ------------
  Total assets.....................    506,964     271,207       75,245           40,825               233,244              8,360

LIABILITIES:                                --          --           --               --                    --                 --
                                     ---------   ---------   ------------   ----------------        ----------        ------------
  Net assets.......................  $ 506,964   $ 271,207     $ 75,245         $ 40,825            $  233,244          $   8,360
                                     ---------   ---------   ------------   ----------------        ----------        ------------
                                     ---------   ---------   ------------   ----------------        ----------        ------------

Net asset distribution by category:
  Qualified variable annuity
    policies.......................  $ 202,147   $  84,269     $ 30,542         $ 10,975            $   89,259          $      --
  Non-qualified variable annuity
    policies.......................    304,150     186,938       44,703           29,850               143,985              8,360
  Value of annuitant mortality
    fluctuation reserve............        667          --           --               --                    --                 --
                                     ---------   ---------   ------------   ----------------        ----------        ------------
                                     $ 506,964   $ 271,207     $ 75,245         $ 40,825            $  233,244          $   8,360
                                     ---------   ---------   ------------   ----------------        ----------        ------------
                                     ---------   ---------   ------------   ----------------        ----------        ------------

Qualified units outstanding,
  December 31, 1997................    192,747      97,247       34,652           10,994                80,771                 --
Net asset value per qualified unit,
  December 31, 1997................  $1.048769   $0.866544     $0.881383        $0.998272           $ 1.105093          $1.009859
Non-qualified units outstanding,
  December 31, 1997................    290,641     215,728       50,719           29,902               130,291              8,278
Net asset value per non-qualified
  unit, December 31, 1997..........  $1.048769   $0.866544     $0.881383        $0.998272           $ 1.105093          $1.009859

   The accompanying notes are an integral part of these financial statements.

                            FULCRUM SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                              INTERNATIONAL                                             AIT
                                       VALUE       GROWTH       GROWTH          GLOBAL              GLOBAL          MONEY MARKET
                                      FOR THE      FOR THE      FOR THE    STRATEGIC INCOME   INTERACTIVE/TELECOMM    FOR THE
                                      PERIOD       PERIOD       PERIOD         FOR THE              FOR THE            PERIOD
                                     9/30/97*     9/30/97*     10/3/97*    PERIOD 10/3/97*      PERIOD 9/30/97*       10/3/97*
                                    TO 12/31/97  TO 12/31/97  TO 12/31/97    TO 12/31/97          TO 12/31/97       TO 12/31/97
                                    -----------  -----------  -----------  ----------------   -------------------   ------------
INVESTMENT INCOME:
  Dividends........................ $    3,179   $       --   $      365      $      453           $      709         $     107
                                    -----------  -----------  -----------          -----              -------             -----

EXPENSES (NOTE 4):
  Mortality and expense risk
    fees...........................      1,321          707          215             115                  533                25
  Administrative expense fees......        159           85           26              14                   64                 3
                                    -----------  -----------  -----------          -----              -------             -----
    Total expenses.................      1,480          792          241             129                  597                28
                                    -----------  -----------  -----------          -----              -------             -----

    Net investment income (loss)...      1,699         (792)         124             324                  112                79
                                    -----------  -----------  -----------          -----              -------             -----

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     28,456           --          196             189               11,087                --
  Net realized gain (loss) from
    sales of investments...........         18         (102)         (42)              8                   68                --
                                    -----------  -----------  -----------          -----              -------             -----
    Net realized gain (loss).......     28,474         (102)         154             197               11,155                --
  Net unrealized gain (loss).......    (14,124)     (35,717)      (9,550)           (472)               3,297                --
                                    -----------  -----------  -----------          -----              -------             -----

    Net realized and unrealized
      gain (loss)..................     14,350      (35,819)      (9,396)           (275)              14,452                --
                                    -----------  -----------  -----------          -----              -------             -----
    Net increase (decrease) in net
      assets from operations....... $   16,049   $  (36,611)  $   (9,272)     $       49           $   14,564         $      79
                                    -----------  -----------  -----------          -----              -------             -----
                                    -----------  -----------  -----------          -----              -------             -----

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                            FULCRUM SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                       VALUE      GROWTH
                                      PERIOD      PERIOD     INTERNATIONAL       GLOBAL                                   AIT
                                       FROM        FROM         GROWTH      STRATEGIC INCOME          GLOBAL          MONEY MARKET
                                     9/30/97*    9/30/97*    PERIOD FROM      PERIOD FROM      INTERACTIVE/TELECOMM   PERIOD FROM
                                        TO          TO       10/3/97* TO      10/3/97* TO          PERIOD FROM        10/3/97* TO
                                     12/31/97    12/31/97      12/31/97         12/31/97       9/30/97* TO 12/31/97     12/31/97
                                     ---------   ---------   ------------   ----------------   --------------------   ------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $  1,699    $   (792)    $      124       $      324           $      112          $      79
    Net realized gain (loss).......    28,474        (102)           154              197               11,155                 --
    Net unrealized gain (loss).....   (14,124)    (35,717)        (9,550)            (472)               3,297                 --
                                     ---------   ---------   ------------         -------             --------             ------
    Net increase (decrease) in net
      assets from operations.......    16,049     (36,611)        (9,272)              49               14,564                 79
                                     ---------   ---------   ------------         -------             --------             ------

  FROM CAPITAL TRANSACTIONS (NOTE
    5):
    Net purchase payments..........   488,996     306,757         83,313           42,089              216,875              8,292
    Withdrawals....................    (1,658)       (788)          (521)            (443)                (866)                --
    Other transfers from (to) the
      General Account of First
      Allmerica Financial Life
      Insurance Company
      (Sponsor)....................     3,577       1,849          1,725             (870)               2,671                (11)
                                     ---------   ---------   ------------         -------             --------             ------
    Net increase in net assets from
      capital transactions.........   490,915     307,818         84,517           40,776              218,680              8,281
                                     ---------   ---------   ------------         -------             --------             ------

    Net increase in net assets.....   506,964     271,207         75,245           40,825              233,244              8,360

NET ASSETS:
  Beginning of period..............        --          --             --               --                   --                 --
                                     ---------   ---------   ------------         -------             --------             ------
  End of period....................  $506,964    $271,207     $   75,245       $   40,825           $  233,244          $   8,360
                                     ---------   ---------   ------------         -------             --------             ------
                                     ---------   ---------   ------------         -------             --------             ------

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                            FULCRUM SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The Fulcrum Separate Account (the Separate Account) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company). The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). The Separate Account was established on July 2, 1997 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account cannot be charged with liabilities arising out of any other business of the Company.

    The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). The Separate Account currently offers six Sub-Accounts under the Fulcrum Fund variable annuity contracts. Each Sub-Account invests exclusively in one of five investment portfolios of The Palladian Trust managed by Palladian Advisors, Inc., or in the Money Market Fund of the Allmerica Investment Trust (AIT) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of First Allmerica. The Palladian Trust and AIT (the Funds) are open-end management investment companies registered under the 1940 Act.

    The Separate Account funds two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Section 401, 403, or 408, of the Internal Revenue Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary according to whether they are made from a qualified contract or a non-qualified contract.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of The Palladian Trust or AIT. Net realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of The Palladian Trust or AIT at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of the Separate Account. Therefore, no provision for income taxes has been charged against the Separate Account.

    ANNUITANT MORTALITY FLUCTUATION RESERVE -- A strengthening reserve is required for doing business in the State of New York. The purpose of the reserve is to provide for future mortality experience which is less favorable than that assumed in pricing the annuity. This reserve is funded by the Company.

                            FULCRUM SEPARATE ACCOUNT

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in The Palladian Trust and AIT at December 31, 1997 were as follows:

                                                PORTFOLIO INFORMATION
                                          ---------------------------------
                                                                 NET ASSET
                                          NUMBER OF  AGGREGATE     VALUE
INVESTMENT PORTFOLIO                       SHARES      COST      PER SHARE
----------------------------------------  ---------  ---------   ----------
THE PALLADIAN TRUST:
  Value.................................   37,553    $521,088     $13.500
  Growth................................   22,695     306,924      11.950
  International Growth..................    7,749      84,795       9.710
  Global Strategic Income...............    4,132      41,297       9.880
  Global Interactive/Telecomm...........   17,524     229,947      13.310
ALLMERICA INVESTMENT TRUST:
  Money Market..........................    8,360       8,360       1.000

NOTE 4 -- RELATED PARTY TRANSACTIONS

    The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .20% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account but are paid to the Company on a monthly basis.

    A contract fee of $30 is currently deducted on the contract anniversary date and upon full surrender of the contract when the accumulated value is less than $100,000. The contract fee is waived for contracts issued to and maintained by the Trustee of a 401(k) plan. For the period ended December 31, 1997, there were no contract fees deducted from accumulated value in the Separate Account.

    Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of the Separate Account, and does not receive any compensation for sales of the contracts. Commissions are paid to registered representatives of Allmerica Investments by the Company. As the current series of contracts have a contingent deferred sales charge, no deduction is made for sales charges at the time of the sale. For the period ended December 31, 1997, there were no contingent deferred sales charges deducted from the Separate Account.

                            FULCRUM SEPARATE ACCOUNT

NOTE 5 -- CONTRACTOWNERS AND SPONSOR TRANSACTIONS

    Transactions from contractowners and sponsor were as follows:

                                                    PERIOD ENDED DECEMBER 31,
                                                               1997
                                                    --------------------------
                                                       UNITS         AMOUNT
                                                    ------------  ------------
Value
  Issuance of Units...............................       486,272  $    493,827
  Redemption of Units.............................        (2,884)       (2,912)
                                                    ------------  ------------
    Net increase..................................       483,388  $    490,915
                                                    ------------  ------------
                                                    ------------  ------------
Growth
  Issuance of Units...............................       314,013  $    308,899
  Redemption of Units.............................        (1,038)       (1,081)
                                                    ------------  ------------
    Net increase..................................       312,975  $    307,818
                                                    ------------  ------------
                                                    ------------  ------------
International Growth
  Issuance of Units...............................        85,995  $     85,089
  Redemption of Units.............................          (624)         (572)
                                                    ------------  ------------
    Net increase..................................        85,371  $     84,517
                                                    ------------  ------------
                                                    ------------  ------------
Global Strategic Income
  Issuance of Units...............................        42,271  $     42,154
  Redemption of Units.............................        (1,375)       (1,378)
                                                    ------------  ------------
    Net increase..................................        40,896  $     40,776
                                                    ------------  ------------
                                                    ------------  ------------
Global Interactive/Telecomm
  Issuance of Units...............................       213,343  $    221,039
  Redemption of Units.............................        (2,281)       (2,359)
                                                    ------------  ------------
    Net increase..................................       211,062  $    218,680
                                                    ------------  ------------
                                                    ------------  ------------
AIT Money Market
  Issuance of Units...............................         8,290  $      8,292
  Redemption of Units.............................           (12)          (11)
                                                    ------------  ------------
    Net increase..................................         8,278  $      8,281
                                                    ------------  ------------
                                                    ------------  ------------

NOTE 6 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

                            FULCRUM SEPARATE ACCOUNT

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of The Palladian Trust and AIT shares during the period ended December 31, 1997 were as follows:

INVESTMENT PORTFOLIO                                 PURCHASES        SALES
--------------------------------------------------  ------------   ------------
THE PALLADIAN TRUST:
  Value...........................................  $    524,013   $      2,943
  Growth..........................................       308,114          1,088
  International Growth............................        85,390            553
  Global Strategic Income.........................        42,790          1,501
  Global Interactive/Telecomm.....................       232,633          2,754
ALLMERICA INVESTMENT TRUST:
  Money Market....................................         8,400             40
                                                    ------------   ------------
Totals............................................  $  1,201,340   $      8,879
                                                    ------------   ------------
                                                    ------------   ------------

NOTE 8 -- SUBSEQUENT EVENTS

    Effective February 12, 1998, Allmerica Investment Management Company, Inc. (AIMCO) assumed the function of Manager for The Palladian Trust (Trust), replacing Palladian Advisors, Inc. (PAI). AIMCO's advisory agreement will remain in effect past June 11, 1998, only if approved by shareholders of the Trust. AIMCO is an indirect, wholly-owned subsidiary of AFC.

    PAI had agreed to limit operating expenses and reimburse those expenses to the extent that each Portfolio's "other expenses" (i.e., expenses other than management fees) exceeded certain expense limitations. In January of 1998, PAI advised the Board of Trustees of the Trust that it did not have sufficient assets to make the required payment under the expense limitation. On January 28, 1998, a group (consisting of Allmerica Financial Life Insurance and Annuity Company and certain principals of PAI and entities selling the variable contracts) offered to make payment of the full amount due under the expense limitation. The Board of Trustees accepted the offer, and the Trust has been fully reimbursed for amounts owed under the 1997 expense limitation agreement. The expense limitations in effect for 1998 have been modified with respect to certain portfolios of the Trust and these payments are to be made by AIMCO.

                              PART C.  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for First Allmerica Financial Life Insurance Company
          Financial Statements for Fulcrum Separate Account of First Allmerica Financial Life Insurance Company

          Financial Statements Included in Part C
          None



(b)  EXHIBITS

EXHIBIT 1 Vote of Board of Directors of the Company Authorizing Establishment of Registrant dated June 13, 1996 was previously filed in Registrant's initial Registration Statement on November 27, 1996, and is incorporated by reference herein.

EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

EXHIBIT 3 Sales Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 1 and is incorporated by reference herein.

EXHIBIT 4 Amended Specifications Page was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein. Contract Form was previously filed in Registrant's initial Registration Statement on November 27, 1996, and is incorporated by reference herein.

EXHIBIT 5 Form of Amended Application was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein. Application Form was previously filed in Registrant's initial Registration Statement on November 27, 1996, and is incorporated by reference herein.

EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws were previously filed in Registrant's initial Registration Statement on November 27, 1996, and are incorporated by reference herein.

EXHIBIT 7      Not Applicable.

EXHIBIT 8 BFDS Agreements for lockbox and mailroom services were previously filed on April 30, 1998 in Post-Effective Amendment No. 1 and are incorporated by reference herein.

EXHIBIT 9      Opinion of Counsel is filed herewith.

EXHIBIT 10     Consent of Independent Accountants is filed herewith.

EXHIBIT 11     None.

EXHIBIT 12     None.

EXHIBIT 13     Not Applicable.

EXHIBIT 14     Not Applicable

EXHIBIT 15     (a)  Participation Agreement with The Palladian Trust was
                    previously filed on August 27, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein.

               (b) Participation Agreement between the Company and Allmerica Investment Trust was previously filed on April 30, 1998 in Post-Effective Amendment No. 1 and is incorporated by reference herein.

               (c) Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein.

               (d) Participation Agreement with Delaware Group Premium Fund, Inc. and first amendment were previously filed in Registration Statement No. 33-71054, Post-Effective Amendment No. 9 and are incorporated by reference herein. Second Amendment to Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein.

               (e) Participation Agreement with Lazard Retirement Series, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein.

               (f) Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein.

               (g) Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 and is incorporated by reference herein.

               (h) Participation Agreement with PBHG Insurance Series Fund, Inc. is filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                   DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY



           NAME AND POSITION                      PRINCIPAL OCCUPATION(S) DURING
             WITH COMPANY                               PAST FIVE YEARS
Bruce C. Anderson                                 Director of First Allmerica since 1996; Vice
  Director and Vice President                     President, First Allmerica since 1984

Abigail M. Armstrong                              Secretary of First Allmerica since 1996; Counsel,
  Secretary and Counsel                           First Allmerica since 1991

Warren E. Barnes                                  Vice President and Corporate Controller of First
  Vice President and                              Allmerica since 1997; Vice President of Allmerica
  Corporate Controller                            Trust Company since 1997; Vice President and Co-
                                                  Controller, First Allmerica 1997; Vice President and
                                                  Assistant Controller, First Allmerica 1996 to 1997;
                                                  Assistant Vice President and Assistant Controller,
                                                  First Allmerica 1995 to 1996; Assistant Vice
                                                  President Corporate Accounting and Reporting, First
                                                  Allmerica 1993 to 1995

Robert E. Bruce                                   Director and Chief Information Officer of First
  Director, Vice President and                    Allmerica since 1997;  Vice President of First
  Chief Information Officer                       Allmerica since 1995;  Corporate Manager, Digital
                                                  Equipment Corporation 1979 to 1995

John P. Kavanaugh                                 Director and Chief Investment Officer of First
  Director, Vice President and                    Allmerica since 1996; Vice President, First
  Chief Investment Officer                        Allmerica since 1991

John F. Kelly                                     Director of First Allmerica since 1996; Senior Vice
  Director, Senior Vice President,                President, First Allmerica since 1986; General
  General Counsel and Assistant Secretary         Counsel, First Allmerica since 1981; Assistant
                                                  Secretary, First Allmerica since 1991

J. Barry May                                      Director of First Allmerica since 1996; Director and
  Director                                        President, The Hanover Insurance Company since
                                                  1996; Vice President, The Hanover Insurance
                                                  Company 1993 to 1996;  General Manager, The
                                                  Hanover Insurance Company 1989 to 1993


James R. McAuliffe                                Director of First Allmerica since 1996; Director of
  Director                                        Citizens Insurance Company of America since 1992;
                                                  President since  1994, and CEO since 1996; Vice President,
                                                  First Allmerica 1982 to 1994 and Chief Investment Officer,
                                                  First Allmerica 1986 to 1994

John F. O'Brien                                   Director, Chairman of the Board, President and
  Director, Chairman of the Board,                Chief Executive Officer, First Allmerica since 1989
  President and Chief Executive Officer

Edward J. Parry, III                              Director and Chief Financial Officer of First
  Director, Vice President,                       Allmerica since 1996; Vice President and
  Chief Financial Officer and Treasurer           Treasurer, First Allmerica since 1993;  Assistant
                                                  Vice President, 1992 to 1993

Richard M. Reilly                                 Director of First Allmerica since 1996; Vice
  Director and Vice President                     President, First Allmerica since 1990; Director,
                                                  Allmerica Investments, Inc. since 1990; Director
                                                  and President, Allmerica Investment Management
                                                  Company, Inc. since 1990

Robert P. Restrepo, Jr.                           Chief Executive Officer of Travelers Property &
  Director and Vice President                     Casualty Company 1996-1998; Senior Vice
                                                  President of Aetna Life & Casualty Company
                                                  1993-1996

Eric A. Simonsen                                  Director of First Allmerica since 1996; Vice
  Director and Vice President                     President, First Allmerica since 1990; Chief
                                                  Financial Officer, First Allmerica 1990 to 1996

Phillip E. Soule                                  Director of First Allmerica since 1996; Vice
  Director and Vice President                     President, First Allmerica since 1987



ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

   See attached organization chart.



                                Allmerica Financial Corporation

                                            Delaware
     |               |                  |                  |              |            |              |
______________________________________________________________________________________________________________
 Financial          100%               100%               100%           100%         100%           100%
Profiles, Inc.  Allmerica, Inc.      Allmerica       First Allmerica  AFC Capital   Allmerica   First Sterling
                                   Funding Corp.     Financial Life    Trust I      Services        Limited
                                                       Insurance                   Corporation
                                                        Company

 California     Massachusetts       Massachusetts     Massachusetts    Delaware    Massachusetts    Bermuda
                                                            |                                    |
30%                         _______________________________________________                _____________
                                  |                                 |                            |
                                 100%                              100%                         100%
                             Logan Wells                           SMA                     First Sterling
                            Water Company,                   Financial Corp.                Reinsurance
                                 Inc.                                                         Company
                                                                                             Limited

                              New Jersey                     Massachusetts                    Bermuda
                                                                     |
______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
         70%               100%               99.2%                 100%                  100%                100%
     Allmerica        Sterling Risk         Allmerica             Allmerica             Allmerica           Allmerica
     Property           Management             Trust             Investments,           Financial        Financial Life
    & Casualty        Services, Inc.       Company, N.A.            Inc.                Investment       Insurance and
  Companies, Inc.                                                                       Management      Annuity Company
                                                                                      Services, Inc.

                                             Federally
     Delaware            Delaware            Chartered          Massachusetts         Massachusetts         Delaware
         |
___________________________________________________________________________                             ______|_______
         |                  |                   |                    |                                        |
                           100%                100%                 100%                                     100%
                        The Hanover          Allmerica           Citizens                                 Somerset
                         Insurance           Financial           Insurance                               Square, Inc.
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois                              Massachusetts
                             |
______________________________________________________________________________________________________________________
        |                                       |                    |                     |                  |
       100%                 100%               100%                 100%                  83%               100%
     Allmerica            Allmerica         The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial              Plus             American            Insurance            Corporation        Bay Insurance
      Benefit             Insurance          Insurance           Management                                 Company
     Insurance          Agency, Inc.          Company          Company, Inc.
      Company

   Pennsylvania        Massachusetts       New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan



                                Allmerica Financial Corporation

                                            Delaware
     |                    |                     |                   |             |           |               |
_______________________________________________________________________________________________________________________
  Financial              100%                  100%               100%           100%        100%            100%
Profiles, Inc.     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica   First Sterling
                                          Funding Corp.      Financial Life    Trust I      Services        Limited
                                                                Insurance                  Corporation
                                                                 Company

 California         Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts     Bermuda
                                                      |                                          |

_____________________________________________________________________________________________________________________
        |                    |                   |                     |                   |
       100%                100%                 100%                  100%                100%
     Allmerica           Allmerica           Allmerica             Allmerica           Allmerica
    Investment             Asset         Financial Services          Asset             Benefits
    Management          Management,          Insurance            Management,             Inc.
   Company, Inc.            Inc.            Agency, Inc.            Limited

   Massachusetts       Massachusetts       Massachusetts            Bermuda             Florida

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                 --------------  Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica               Allmerica
     Alliance                                                 Investment Trust          Securities
     Insurance                                                                             Trust
      Company
                                                               Massachusetts           Massachusetts
   New Hampshire       Massachusetts
                             |
                      _______________
                             |
                           100%                               --------------  Affiliated Management Investment Companies
                          Lloyds
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                              --------------  Affiliated Lloyd's plan company, controlled by
                                                                              Underwriters for the benefit of The Hanover
                                                                              Insurance Company

                                                                                          AAM              AAM
                                                                                       Growth &            High
                                                                                      Income Fund       Yield Fund,
                                                                                          L.P.            L.L.C.

                                                                                        Delaware       Massachusetts

                                                              --------------  L.P. or L.L.C. established for the benefit of
                                                                              First Allmerica, Allmerica
                                                                              Financial Life, Hanover and
                                                                              Citizens





                  FIRST ALLMERICA  FINANCIAL LIFE INSURANCE COMPANY



     NAME                                         ADDRESS                            TYPE OF BUSINESS
AAM Equity Fund                              440 Lincoln Street                 Massachusetts Grantor Trust
                                             Worcester MA 01653

AAM Growth & Income Fund, L.P.               440 Lincoln Street                 Limited Partnership
                                             Worcester MA 01653

AFC Capital Trust I                          440 Lincoln Street                 Statutory Business Trust
                                             Worcester MA 01653

Allmerica Asset Management Limited           440 Lincoln Street                 Investment advisory services
                                             Worcester MA 01653


Allmerica Asset Management, Inc.             440 Lincoln Street                 Investment advisory services
                                             Worcester MA 01653

Allmerica Benefits, Inc.                     440 Lincoln Street                 Non-insurance medical services
                                             Worcester MA 01653

Allmerica Equity Index Pool                  440 Lincoln Street                 Massachusetts Grantor Trust
                                             Worcester MA 01653

Allmerica Financial Alliance Insurance       100 North Parkway                  Multi-line property and casualty
Company                                      Worcester MA 01605                 insurance

Allmerica Financial Benefit Insurance        100 North Parkway                  Multi-line property and casualty
Company                                      Worcester MA 01605                 insurance

Allmerica Financial Corporation              440 Lincoln Street                 Holding Company
                                             Worcester MA 01653

Allmerica Financial Insurance Brokers,       440 Lincoln Street                 Insurance Broker
Inc.                                         Worcester MA 01653

Allmerica Financial Life Insurance and       440 Lincoln Street                 Life insurance, accident and
Annuity Company (formerly known              Worcester MA 01653                 health insurance, annuities,
as SMA Life Assurance Company)                                                  variable annuities and
                                                                                variable life insurance

Allmerica Financial Services Insurance       440 Lincoln Street                 Insurance Agency
Agency, Inc.                                 Worcester MA 01653

Allmerica Funding Corp.                      440 Lincoln Street                 Special purpose funding vehicle
                                             Worcester MA 01653                 for commercial paper

Allmerica, Inc.                              440 Lincoln Street                 Common employer for Allmerica
                                             Worcester MA 01653                 Financial Corporation entities

Allmerica Financial Investment               440 Lincoln Street                 Investment advisory services
Management Services, Inc.                    Worcester MA 01653
(formerly known as Allmerica
Institutional Services, Inc. and
440 Financial Group of Worcester, Inc.)

Allmerica Investment Management              440 Lincoln Street                 Investment advisory services
Company, Inc.                                Worcester MA 01653

Allmerica Investments, Inc.                  440 Lincoln Street                 Securities, retail broker-dealer
                                             Worcester MA 01653

Allmerica Investment Trust                   440 Lincoln Street                 Investment Company
                                             Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.        440 Lincoln Street                 Insurance Agency
                                             Worcester MA 01653


Allmerica Property & Casualty                440 Lincoln Street                 Holding Company
Companies, Inc.                              Worcester MA 01653

Allmerica Securities Trust                   440 Lincoln Street                 Investment Company
                                             Worcester MA 01653

Allmerica Services Corporation               440 Lincoln Street                 Internal administrative services
                                             Worcester MA 01653                 provider to Allmerica Financial
                                                                                Corporation entities

Allmerica Trust Company, N.A.                440 Lincoln Street                 Limited purpose national trust
                                             Worcester MA 01653                 company

AMGRO, Inc.                                  100 North Parkway                  Premium financing
                                             Worcester MA 01605


Citizens Corporation                         440 Lincoln Street                 Holding Company
                                             Worcester MA 01653

Citizens Insurance Company of America        645 West Grand River               Multi-line property and casualty
                                             Howell MI 48843                    insurance

Citizens Insurance Company of Illinois       333 Pierce Road                    Multi-line property and casualty
                                             Itasca IL 60143                    insurance

Citizens Insurance Company of the            3950 Priority Way South            Multi-line property and casualty
Midwest                                      Drive, Suite 200                   insurance
                                             Indianapolis IN 46280

Citizens Insurance Company of Ohio           8101 N. High Street                Multi-line property and casualty
                                             P.O. Box 342250                    insurance
                                             Columbus OH 43234

Citizens Management, Inc.                    645 West Grand River               Services management company
                                             Howell MI 48843

Financial Profiles                           5421 Avenida Encinas               Computer software company
                                             Carlsbad, CA 92008

First Allmerica Financial Life               440 Lincoln Street                 Life, pension, annuity, accident
Insurance Company (formerly State            Worcester MA 01653                 and health insurance company
Mutual Life Assurance Company of
America)

First Sterling Limited                       440 Lincoln Street                 Holding Company
                                             Worcester MA 01653

First Sterling Reinsurance Company           440 Lincoln Street                 Reinsurance Company
Limited                                      Worcester MA 01653

Greendale Special Placements Fund            440 Lincoln Street                 Massachusetts Grantor Trust
                                             Worcester MA 01653

The Hanover American Insurance               100 North Parkway                  Multi-line property and casualty
Company                                      Worcester MA 01605                 insurance


The Hanover Insurance Company                100 North Parkway                  Multi-line property and casualty
                                             Worcester MA 01605                 insurance

Hanover Texas Insurance Management           801 East Campbell Road             Attorney-in-fact for Hanover
Company, Inc.                                Richardson TX 75081                Lloyd's Insurance Company

Hanover Lloyd's Insurance Company            801 East Campbell Road             Multi-line property and casualty
                                             Richardson TX 75081                insurance

Lloyds Credit Corporation                    440 Lincoln Street                 Premium financing service
                                             Worcester MA 01653                 franchises

Logan Wells Water Company, Inc.              603 Heron Drive                    Water Company serving land
                                             Bridgeport NJ 08014                development investment

Massachusetts Bay Insurance Company          100 North Parkway                  Multi-line property and casualty
                                             Worcester MA 01605                 insurance

SMA Financial Corp.                          440 Lincoln Street                 Holding Company
                                             Worcester MA 01653

Somerset Square, Inc.                        440 Lincoln Street                 Real estate holding company
                                             Worcester MA 01653

Sterling Risk Management Services, Inc.      440 Lincoln Street                 Risk management services
                                             Worcester MA 01653


ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of September 30, 1998 there were 40 Contract holders of qualified Contracts and 39 Contract holders of non-qualified Contracts.


ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of First Allmerica Financial Life Insurance Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

  NAME                                  POSITION OR OFFICE WITH UNDERWRITER
Abigail M. Armstrong                    Secretary and Counsel

Emil J. Aberizk, Jr.                    Vice President

Edward T. Berger                        Vice President and Chief Compliance Officer

Richard F. Betzler, Jr.                 Vice  President

Philip J. Coffey                        Vice President

Thomas P. Cunningham                    Vice President, Chief Financial Officer and Controller

Philip L. Heffernan                     Vice President

John F. Kelly                           Director

Daniel Mastrototaro                     Vice President

William F. Monroe, Jr                   Vice President

David J. Mueller                        Vice President

John F. O'Brien                         Director

Stephen Parker                          President, Director and Chief Executive Officer

Edward J. Parry, III                    Treasurer

Richard M. Reilly                       Director

Eric A. Simonsen                        Director

Mark G. Steinberg                       Senior Vice President

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (i) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts on the 1st day of October, 1998.

                            FULCRUM SEPARATE ACCOUNT OF
                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                         By:  /s/ Abigail M. Armstrong
                              --------------------------------------------------
                              Abigail M. Armstrong, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.



Signatures                         Title                                        Date

/s/ John F. O Brien                Director, President and Chief Executive      October 1, 1998
----------------------
John F. O Brien                    Officer

/s/ Bruce C. Anderson              Director and Vice President
----------------------
Bruce C. Anderson

/s/ Warren E. Barnes               Vice President and
----------------------
Warren E. Barnes                   Corporate Controller

/s/ Robert E. Bruce                Director, Vice President and Chief
----------------------
Robert E. Bruce                    Information Officer

/s/ John P. Kavanaugh              Director, Vice President and
----------------------
John P. Kavanaugh                  Chief Investment Officer

/s/ John F. Kelly                  Director, Senior Vice President and
----------------------
John F. Kelly                      General Counsel

/s/ J. Barry May                   Director
----------------------
J. Barry May

/s/ James R. McAuliffe             Director
----------------------
James R. McAuliffe

/s/ Edward J. Parry, III           Director, Vice President, Chief
----------------------
Edward J. Parry, III               Financial Officer and Treasurer

/s/ Richard M. Reilly              Director and Vice President
----------------------
Richard M. Reilly

/s/ Robert P. Restrepo, Jr.        Director and Vice President
----------------------
Robert P. Restrepo, Jr.

/s/ Eric A. Simonsen               Director and Vice President
----------------------
Eric A. Simonsen

/s/ Phillip E. Soule               Director and Vice President
----------------------
Phillip E. Soule


                                    EXHIBIT TABLE

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants

Exhibit 15(h)     Participation Agreement with PBHG Insurance Series Fund, Inc.